AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 88.7%
Common Stocks — 38.6%
Aerospace & Defense — 0.3%
Airbus SE (France)*	20,781	$1,511,652
General Dynamics Corp.	6,282	869,617
Kongsberg Gruppen ASA (Norway)	12,102	181,432
Raytheon Technologies Corp.	18,970	1,091,534
Remington Outdoor Co., Inc.*^	11,576	1
Safran SA (France)*	23,955	2,361,142
		6,015,378
Air Freight & Logistics — 0.0%
Deutsche Post AG (Germany)	13,931	633,490
Airlines — 0.1%
Ryanair Holdings PLC (Ireland), ADR*	18,960	1,550,170
Southwest Airlines Co.	12,993	487,237
Wizz Air Holdings PLC (Switzerland), 144A*	6,177	247,345
		2,284,752
Auto Components — 0.0%
Hanon Systems (South Korea)	36,386	384,325
Mando Corp. (South Korea)	9,396	286,549
		670,874
Automobiles — 0.7%
General Motors Corp. Escrow Shares^	110,000	11
Kia Motors Corp. (South Korea)	5,838	234,036
Maruti Suzuki India Ltd. (India)	2,999	274,684
Peugeot SA (France)*	18,198	329,928
Tesla, Inc.*	24,974	10,714,096
Thor Industries, Inc.(a)	13,164	1,254,002
Toyota Motor Corp. (Japan)	29,700	1,958,631
		14,765,388
Banks — 2.2%
Bank Central Asia Tbk PT (Indonesia)	1,319,600	2,407,597
Bank of America Corp.	168,560	4,060,610
BAWAG Group AG (Austria), 144A*	8,074	291,712
BNP Paribas SA (France)*	35,022	1,269,519
Capitec Bank Holdings Ltd. (South Africa)	6,147	380,471
China Merchants Bank Co. Ltd. (China) (Class H Stock)	137,500	654,300
Citigroup, Inc.	56,382	2,430,628
Citizens Financial Group, Inc.	43,222	1,092,652
Commerce Bancshares, Inc.	11,122	626,057
Concordia Private Placement*	8,261	41,594
Credicorp Ltd. (Peru)(a)	12,165	1,508,338
Credit Agricole SA (France)*	40,330	352,899
Cullen/Frost Bankers, Inc.	2,430	155,399
Erste Group Bank AG (Austria)*	91,679	1,916,077
Fifth Third Bancorp	27,227	580,480
First Hawaiian, Inc.	24,511	354,674
First Horizon National Corp.	59,483	560,925
First Republic Bank	11,677	1,273,494
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)*	142,400	491,958
HDFC Bank Ltd. (India)*	26,231	385,586
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
HDFC Bank Ltd. (India), ADR*	97,207	$4,856,462
IndusInd Bank Ltd. (India)*	28,277	204,095
ING Groep NV (Netherlands)*	100,431	713,430
Intesa Sanpaolo SpA (Italy)*	245,238	460,420
Itau Unibanco Holding SA (Brazil), ADR	62,180	247,476
KB Financial Group, Inc. (South Korea)	8,649	277,014
KBC Group NV (Belgium)	34,879	1,750,159
KeyCorp	9,405	112,202
Kotak Mahindra Bank Ltd. (India)*	19,043	327,663
M&T Bank Corp.	9,337	859,844
OTP Bank Nyrt (Hungary)*	7,310	219,624
Ping An Bank Co. Ltd. (China) (Class A Stock)	223,900	503,573
PNC Financial Services Group, Inc. (The)	21,234	2,333,829
Sberbank of Russia PJSC (Russia), ADR*	54,095	631,289
ServisFirst Bancshares, Inc.(a)	13,040	443,751
Signature Bank	5,567	462,005
SVB Financial Group*	2,533	609,490
Svenska Handelsbanken AB (Sweden) (Class A Stock)*	229,112	1,918,593
Toronto-Dominion Bank (The) (Canada)	47,558	2,201,908
Truist Financial Corp.	66,686	2,537,402
U.S. Bancorp	28,704	1,029,038
Wells Fargo & Co.	77,334	1,818,122
Western Alliance Bancorp	13,911	439,866
		45,792,225
Beverages — 0.6%
Budweiser Brewing Co. APAC Ltd. (China), 144A	109,000	319,908
Carlsberg A/S (Denmark) (Class B Stock)	11,629	1,566,932
Coca-Cola Co. (The)	67,119	3,313,665
Constellation Brands, Inc. (Class A Stock)	8,673	1,643,620
Diageo PLC (United Kingdom)	151,451	5,195,089
Keurig Dr. Pepper, Inc.(a)	20,263	559,259
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	1,438	355,405
Royal Unibrew A/S (Denmark)	2,220	228,274
United Spirits Ltd. (India)*	24,239	170,191
		13,352,343
Biotechnology — 0.7%
AbbVie, Inc.	45,574	3,991,827
Alexion Pharmaceuticals, Inc.*	13,150	1,504,754
Alnylam Pharmaceuticals, Inc.*	4,087	595,067
Amgen, Inc.	14,427	3,666,766
Exact Sciences Corp.*(a)	10,728	1,093,720
Exelixis, Inc.*	33,800	826,410
Regeneron Pharmaceuticals, Inc.*	3,984	2,230,163
Vertex Pharmaceuticals, Inc.*	5,371	1,461,557
		15,370,264
A1

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products — 0.4%
China Lesso Group Holdings Ltd. (China)	206,000	$373,599
Fortune Brands Home & Security, Inc.	22,860	1,977,847
Lennox International, Inc.	2,493	679,617
Patrick Industries, Inc.	4,802	276,211
Trane Technologies PLC	37,618	4,561,182
		7,868,456
Capital Markets — 1.2%
BlackRock, Inc.	5,903	3,326,636
Blackstone Group, Inc. (The) (Class A Stock)	14,354	749,279
Charles Schwab Corp. (The)	67,374	2,440,960
Credit Suisse Group AG (Switzerland)	44,500	445,704
DWS Group GmbH & Co. KGaA (Germany), 144A*	9,024	311,643
Eaton Vance Corp.	11,585	441,968
Euronext NV (Netherlands), 144A	1,901	238,132
FactSet Research Systems, Inc.	1,533	513,371
Focus Financial Partners, Inc. (Class A Stock)*	13,537	443,878
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	42,500	2,003,795
Invesco Ltd.(a)	32,794	374,180
Lazard Ltd. (Class A Stock)	16,977	561,090
London Stock Exchange Group PLC (United Kingdom)	19,827	2,268,331
LPL Financial Holdings, Inc.	6,569	503,645
Moelis & Co. (Class A Stock)(a)	13,550	476,147
Morgan Stanley	82,298	3,979,108
Morningstar, Inc.	4,507	723,869
Moscow Exchange MICEX-RTS PJSC (Russia)	145,463	274,731
Northern Trust Corp.	10,782	840,673
S&P Global, Inc.	3,239	1,167,983
State Street Corp.	22,078	1,309,888
StepStone Group, Inc. (Class A Stock)*	6,013	160,006
Swissquote Group Holding SA (Switzerland)	2,875	233,748
T. Rowe Price Group, Inc.	6,952	891,385
		24,680,150
Chemicals — 0.7%
Air Products & Chemicals, Inc.(u)	7,776	2,316,159
Akzo Nobel NV (Netherlands)	28,806	2,921,144
Axalta Coating Systems Ltd.*	18,329	406,354
Eastman Chemical Co.	32,089	2,506,793
LG Chem Ltd. (South Korea)	577	322,433
Linde PLC (United Kingdom) (BATS)	15,639	3,696,232
Linde PLC (United Kingdom) (NYSE)	8,509	2,026,248
Sherwin-Williams Co. (The)	2,380	1,658,241
		15,853,604
Commercial Services & Supplies — 0.2%
Copart, Inc.*	8,556	899,749
IAA, Inc.*	13,027	678,316
MSA Safety, Inc.(a)	5,825	781,540
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
SPIE SA (France)*	11,210	$202,367
Waste Connections, Inc.	21,233	2,203,986
		4,765,958
Communications Equipment — 0.1%
Accton Technology Corp. (Taiwan)	26,000	200,971
Cisco Systems, Inc.	20,509	807,850
CommScope Holding Co., Inc.*	69,194	622,746
		1,631,567
Construction & Engineering — 0.1%
Eiffage SA (France)*	2,906	237,521
Vinci SA (France)	18,326	1,534,088
WillScot Mobile Mini Holdings Corp.*	30,675	511,659
		2,283,268
Construction Materials — 0.2%
LafargeHolcim Ltd. (Switzerland)*	71,245	3,240,756
Martin Marietta Materials, Inc.	6,566	1,545,374
Siam Cement PCL (The) (Thailand)	20,500	208,583
Wienerberger AG (Austria)*	7,955	210,029
		5,204,742
Consumer Finance — 0.2%
American Express Co.	12,213	1,224,353
Capital One Financial Corp.	50,193	3,606,869
		4,831,222
Containers & Packaging — 0.3%
AptarGroup, Inc.	8,573	970,464
Ball Corp.	10,678	887,555
Crown Holdings, Inc.*	8,256	634,556
Graphic Packaging Holding Co.	59,621	840,060
Packaging Corp. of America	9,786	1,067,163
Pactiv Evergreen, Inc.*	12,403	157,518
Westrock Co.	23,802	826,882
		5,384,198
Distributors — 0.1%
LKQ Corp.*	17,144	475,403
Pool Corp.	4,397	1,470,973
		1,946,376
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*	5,758	875,446
New Oriental Education & Technology Group, Inc. (China), ADR*	1,815	271,342
SAL TopCo LLC*^	15,668	2
		1,146,790
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc. (Class B Stock)*	16,201	3,449,841
Chailease Holding Co. Ltd. (Taiwan)	97,458	443,230
		3,893,071

A2

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services — 0.3%
Cellnex Telecom SA (Spain), 144A	27,268	$1,659,962
Deutsche Telekom AG (Germany)	53,167	888,585
Nippon Telegraph & Telephone Corp. (Japan)	11,500	234,407
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	1,017,000	175,248
Verizon Communications, Inc.	40,887	2,432,367
		5,390,569
Electric Utilities — 0.9%
American Electric Power Co., Inc.	18,676	1,526,389
Duke Energy Corp.	7,044	623,817
Edison International	11,024	560,460
Endesa SA (Spain)	13,875	370,666
Enel SpA (Italy)	90,400	784,523
Entergy Corp.	6,371	627,735
Iberdrola SA (Spain)	339,360	4,165,283
Korea Electric Power Corp. (South Korea)*	8,132	141,818
NextEra Energy, Inc.(u)	23,038	6,394,427
Orsted A/S (Denmark), 144A	12,583	1,726,524
Portland General Electric Co.	8,514	302,247
Xcel Energy, Inc.	32,350	2,232,473
		19,456,362
Electrical Equipment — 0.5%
AMETEK, Inc.	8,592	854,045
Generac Holdings, Inc.*	12,960	2,509,574
Schneider Electric SE (France)	53,482	6,628,588
Shanghai Liangxin Electrical Co. Ltd. (China) (Class A Stock)	50,200	196,992
Zhejiang Chint Electrics Co. Ltd. (China) (Class A Stock)	47,399	212,117
		10,401,316
Electronic Equipment, Instruments & Components — 0.4%
ALSO Holding AG (Switzerland)*	1,119	295,789
Amphenol Corp. (Class A Stock)	6,873	744,140
Arrow Electronics, Inc.*	8,779	690,556
BOE Technology Group Co. Ltd. (China) (Class A Stock)	409,188	298,369
Cognex Corp.	8,603	560,055
Keyence Corp. (Japan)	6,100	2,842,688
Keysight Technologies, Inc.*	11,242	1,110,485
Luxshare Precision Industry Co. Ltd. (China) (Class A Stock)	25,300	215,446
Softwareone Holding AG (Germany)*	10,754	300,574
Sunny Optical Technology Group Co. Ltd. (China)	17,200	265,864
Zebra Technologies Corp. (Class A Stock)*	3,675	927,790
		8,251,756
Energy Equipment & Services — 0.0%
China Oilfield Services Ltd. (China) (Class H Stock)	376,000	263,214
	Shares	Value
Common Stocks (continued)
Entertainment — 0.6%
CD Projekt SA (Poland)*	4,168	$451,351
Embracer Group AB (Sweden)*	15,641	291,215
NCSoft Corp. (South Korea)	418	288,256
NetEase, Inc. (China), ADR	870	395,563
Netflix, Inc.*	12,549	6,274,876
Sea Ltd. (Taiwan), ADR*(a)	14,609	2,250,370
Spotify Technology SA*	3,252	788,838
Stillfront Group AB (Sweden)*	1,521	191,194
Take-Two Interactive Software, Inc.*	5,623	929,032
		11,860,695
Equity Real Estate Investment Trusts (REITs) — 2.3%
Acadia Realty Trust	4,215	44,258
Alexander’s, Inc.	132	32,369
Alexandria Real Estate Equities, Inc.	5,846	935,360
American Assets Trust, Inc.	2,931	70,608
American Campus Communities, Inc.	16,286	568,707
American Homes 4 Rent (Class A Stock)	42,273	1,203,935
Apartment Investment & Management Co. (Class A Stock)	7,263	244,908
Apple Hospitality REIT, Inc.	10,892	104,672
AvalonBay Communities, Inc.	6,867	1,025,518
Boston Properties, Inc.	10,405	835,522
Braemar Hotels & Resorts, Inc.	1,379	3,448
Brandywine Realty Trust	8,323	86,060
Brixmor Property Group, Inc.	63,223	739,077
Camden Property Trust	4,752	422,833
Chatham Lodging Trust	2,299	17,518
Columbia Property Trust, Inc.	5,585	60,932
CoreSite Realty Corp.	2,055	244,298
Corporate Office Properties Trust	5,474	129,843
Cousins Properties, Inc.	7,249	207,249
CubeSmart	28,616	924,583
CyrusOne, Inc.	5,703	399,381
DiamondRock Hospitality Co.	9,735	49,356
Digital Realty Trust, Inc.	13,125	1,926,225
Diversified Healthcare Trust	11,610	40,867
Douglas Emmett, Inc.	8,557	214,781
Duke Realty Corp.	18,081	667,189
Easterly Government Properties, Inc.	3,888	87,130
EastGroup Properties, Inc.	11,266	1,457,032
Empire State Realty Trust, Inc. (Class A Stock)	5,240	32,069
Equinix, Inc.	4,321	3,284,522
Equity Commonwealth	5,929	157,889
Equity LifeStyle Properties, Inc.	8,888	544,834
Equity Residential	17,071	876,254
Essex Property Trust, Inc.	3,182	638,914
Extra Space Storage, Inc.	6,298	673,823
Federal Realty Investment Trust	10,615	779,566
First Industrial Realty Trust, Inc.	6,207	247,039
Franklin Street Properties Corp.	4,923	18,018
Healthcare Realty Trust, Inc.	6,638	199,937
Healthcare Trust of America, Inc. (Class A Stock)(a)	10,663	277,238
Healthpeak Properties, Inc.	26,266	713,122
Hersha Hospitality Trust	1,895	10,498

A3

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Highwoods Properties, Inc.	5,069	$170,166
Host Hotels & Resorts, Inc.	34,411	371,295
Hudson Pacific Properties, Inc.	6,959	152,611
Industrial Logistics Properties Trust	3,182	69,590
Investors Real Estate Trust	626	40,796
Invitation Homes, Inc.	27,350	765,527
JBG SMITH Properties	5,614	150,118
Kilroy Realty Corp.	4,889	254,032
Kimco Realty Corp.	72,831	820,077
Kite Realty Group Trust	4,109	47,582
Life Storage, Inc.	2,289	240,963
Macerich Co. (The)(a)	5,032	34,167
Mack-Cali Realty Corp.	4,160	52,499
Mid-America Apartment Communities, Inc.	20,521	2,379,410
Monmouth Real Estate Investment Corp.	4,780	66,203
National Health Investors, Inc.	2,179	131,328
National Retail Properties, Inc.	17,332	598,127
National Storage Affiliates Trust	3,121	102,088
NexPoint Residential Trust, Inc.	1,103	48,918
Office Properties Income Trust	2,353	48,754
Omega Healthcare Investors, Inc.	11,074	331,556
Outfront Media, Inc.	45,860	667,263
Paramount Group, Inc.	8,548	60,520
Pebblebrook Hotel Trust	6,385	80,004
Piedmont Office Realty Trust, Inc. (Class A Stock)	5,350	72,600
Prologis, Inc.	69,973	7,040,683
PS Business Parks, Inc.	992	121,411
Public Storage(a)	13,507	3,008,279
QTS Realty Trust, Inc. (Class A Stock)(a)	1,828	115,201
Rayonier, Inc.	32,748	865,857
Regency Centers Corp.	7,780	295,796
Retail Opportunity Investments Corp.	5,754	59,928
Retail Properties of America, Inc. (Class A Stock)	10,454	60,738
Retail Value, Inc.	793	9,968
Rexford Industrial Realty, Inc.	5,617	257,034
RLJ Lodging Trust	8,055	69,756
RPT Realty	3,945	21,461
Ryman Hospitality Properties, Inc.	2,683	98,734
Sabra Health Care REIT, Inc.	10,030	138,264
Saul Centers, Inc.	634	16,852
Service Properties Trust	8,031	63,846
Simon Property Group, Inc.	14,925	965,349
SITE Centers Corp.	7,824	56,333
SL Green Realty Corp.(a)	3,360	155,803
STAG Industrial, Inc.	7,280	221,967
Summit Hotel Properties, Inc.	5,170	26,781
Sun Communities, Inc.	4,795	674,225
Sunstone Hotel Investors, Inc.	10,521	83,537
Tanger Factory Outlet Centers, Inc.	4,576	27,593
Taubman Centers, Inc.	2,831	94,244
Terreno Realty Corp.	3,167	173,425
UDR, Inc.	14,397	469,486
Universal Health Realty Income Trust	633	36,075
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Urban Edge Properties	5,694	$55,346
Urstadt Biddle Properties, Inc. (Class A Stock)	1,942	17,866
Ventas, Inc.	18,204	763,840
VICI Properties, Inc.	2,341	54,709
Vornado Realty Trust(a)	8,487	286,097
Washington Prime Group, Inc.(a)	9,172	5,938
Washington Real Estate Investment Trust	4,018	80,882
Weingarten Realty Investors	6,250	106,000
Welltower, Inc.	20,361	1,121,687
Weyerhaeuser Co.	28,662	817,440
WP Carey, Inc.	8,485	552,883
		48,044,890
Food & Staples Retailing — 0.4%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	69,558	2,422,293
Bid Corp. Ltd. (South Africa)	10,745	165,275
BJ’s Wholesale Club Holdings, Inc.*	20,923	869,351
Casey’s General Stores, Inc.	2,388	424,228
Clicks Group Ltd. (South Africa)	25,973	343,454
Dino Polska SA (Poland), 144A*	4,682	276,444
Koninklijke Ahold Delhaize NV (Netherlands)	19,658	582,302
Performance Food Group Co.*	25,265	874,674
Raia Drogasil SA (Brazil)	50,430	211,566
Sysco Corp.	8,658	538,701
Walgreens Boots Alliance, Inc.	21,381	768,006
Wal-Mart de Mexico SAB de CV (Mexico)	98,054	234,631
X5 Retail Group NV (Russia), GDR	6,813	252,613
Zur Rose Group AG (Switzerland)*	1,387	331,118
		8,294,656
Food Products — 0.7%
Beyond Meat, Inc.*	11,974	1,988,403
Foshan Haitian Flavouring & Food Co. Ltd. (China) (Class A Stock)	9,253	222,148
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	34,900	199,411
Lamb Weston Holdings, Inc.	11,064	733,211
Nestle SA (Switzerland)	87,262	10,361,170
Post Holdings, Inc.*	11,587	996,482
Vitasoy International Holdings Ltd. (Hong Kong)	62,000	242,429
		14,743,254
Gas Utilities — 0.0%
Atmos Energy Corp.	5,910	564,937
China Gas Holdings Ltd. (China)	93,200	266,825
Kunlun Energy Co. Ltd. (China)	232,000	153,484
		985,246
Health Care Equipment & Supplies — 0.7%
Boston Scientific Corp.*	93,456	3,570,954
DexCom, Inc.*	2,736	1,127,861

A4

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
ICU Medical, Inc.*	2,497	$456,352
IDEXX Laboratories, Inc.*	2,212	869,559
Insulet Corp.*	2,555	604,488
Intuitive Surgical, Inc.*	2,152	1,526,930
Medtronic PLC	11,332	1,177,621
Sonova Holding AG (Switzerland)*	1,841	464,367
STERIS PLC	3,124	550,418
West Pharmaceutical Services, Inc.	3,786	1,040,771
Zimmer Biomet Holdings, Inc.	23,364	3,180,775
		14,570,096
Health Care Providers & Services — 1.1%
AmerisourceBergen Corp.	8,831	855,901
Centene Corp.*	11,620	677,795
Chemed Corp.	964	463,057
Cigna Corp.(u)	40,167	6,804,691
Encompass Health Corp.	11,289	733,559
HCA Healthcare, Inc.	3,668	457,326
McKesson Corp.(u)	9,347	1,392,049
Molina Healthcare, Inc.*	5,775	1,057,056
Premier, Inc. (Class A Stock)	10,964	359,948
UnitedHealth Group, Inc.(u)	32,570	10,154,349
		22,955,731
Health Care Technology — 0.0%
GoodRx Holdings, Inc. (Class A Stock)*	4,091	227,460
Teladoc Health, Inc.*(a)	3,243	710,995
		938,455
Hotels, Restaurants & Leisure — 0.4%
Dunkin’ Brands Group, Inc.	5,140	421,017
Evolution Gaming Group AB (Sweden), 144A	2,684	178,118
Haidilao International Holding Ltd. (China), 144A	43,000	311,997
Huazhu Group Ltd. (China)*	4,550	201,960
InterContinental Hotels Group PLC (United Kingdom)*	37,841	1,993,224
La Francaise des Jeux SAEM (France), 144A	11,523	423,902
Las Vegas Sands Corp.	32,053	1,495,593
Planet Fitness, Inc. (Class A Stock)*	5,374	331,146
Sands China Ltd. (Macau)	59,600	232,083
Vail Resorts, Inc.	2,203	471,376
Wendy’s Co. (The)	18,103	403,606
Yum China Holdings, Inc. (China)	4,490	237,746
Yum! Brands, Inc.	16,125	1,472,213
		8,173,981
Household Durables — 0.5%
Garmin Ltd.	12,463	1,182,240
KB Home	12,946	496,997
Mohawk Industries, Inc.*	6,014	586,906
Newell Brands, Inc.	40,347	692,355
Persimmon PLC (United Kingdom)	71,789	2,284,195
Sony Corp. (Japan)	37,600	2,872,123
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
Suofeiya Home Collection Co. Ltd. (China) (Class A Stock)	97,300	$379,746
Taylor Wimpey PLC (United Kingdom)	1,037,641	1,448,608
Toll Brothers, Inc.	10,880	529,421
		10,472,591
Household Products — 0.2%
Energizer Holdings, Inc.(a)	22,308	873,135
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	56,573	89,395
Procter & Gamble Co. (The)	14,624	2,032,590
Reckitt Benckiser Group PLC (United Kingdom)	15,303	1,494,964
Reynolds Consumer Products, Inc.	12,503	382,842
		4,872,926
Independent Power & Renewable Electricity Producers — 0.0%
Falck Renewables SpA (Italy)	33,284	210,481
Scatec Solar ASA (Norway), 144A	13,920	321,880
Vistra Corp.	541	10,203
		542,564
Industrial Conglomerates — 0.3%
Bidvest Group Ltd. (The) (South Africa)	36,346	299,340
Carlisle Cos., Inc.	5,361	656,025
Honeywell International, Inc.	26,874	4,423,729
Siemens AG (Germany)	3,882	490,446
		5,869,540
Insurance — 1.6%
AIA Group Ltd. (Hong Kong)	535,200	5,305,556
Alleghany Corp.	1,327	690,637
Allianz SE (Germany)	31,200	5,984,550
American International Group, Inc.	18,505	509,443
ASR Nederland NV (Netherlands)	9,285	313,197
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	67,000	191,065
Chubb Ltd.	20,177	2,342,953
CNA Financial Corp.	7,676	230,203
Fairfax Financial Holdings Ltd. (Canada) (BATS)	936	274,510
Fairfax Financial Holdings Ltd. (Canada) (XTSE)	1,326	390,466
Hartford Financial Services Group, Inc. (The)	20,547	757,362
Kinsale Capital Group, Inc.	4,504	856,571
Legal & General Group PLC (United Kingdom)	869,137	2,099,973
Loews Corp.	63,423	2,203,949
Marsh & McLennan Cos., Inc.	4,972	570,288
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	507,500	5,257,244
Poste Italiane SpA (Italy), 144A	21,958	194,859
Progressive Corp. (The)	15,853	1,500,804
RLI Corp.	9,931	831,523
Travelers Cos., Inc. (The)	16,380	1,772,152

A5

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Zurich Insurance Group AG (Switzerland)	7,664	$2,667,907
		34,945,212
Interactive Media & Services — 1.1%
Alphabet, Inc. (Class A Stock)*	29	42,502
Alphabet, Inc. (Class C Stock)*	7,256	10,663,418
Facebook, Inc. (Class A Stock)*	7,377	1,932,036
MYT Holding LLC (Class B Stock)*^	93,386	86,382
Tencent Holdings Ltd. (China)	135,200	9,115,966
Zillow Group, Inc. (Class C Stock)*	19,787	2,010,161
		23,850,465
Internet & Direct Marketing Retail — 2.1%
Alibaba Group Holding Ltd. (China)*	59,672	2,149,993
Alibaba Group Holding Ltd. (China), ADR*(u)	40,754	11,980,861
Amazon.com, Inc.*	5,945	18,719,200
Booking Holdings, Inc.*	2,502	4,280,121
Chewy, Inc. (Class A Stock)*(a)	9,548	523,517
Delivery Hero SE (Germany), 144A*	27,571	3,170,441
JD.com, Inc. (China), ADR*	8,379	650,294
Meituan Dianping (China) (Class B Stock)*	32,600	1,028,824
Naspers Ltd. (South Africa) (Class N Stock)*	2,944	521,470
Prosus NV (China)*	4,192	387,086
Shop Apotheke Europe NV (Netherlands), 144A*	1,577	276,911
Zalando SE (Germany), 144A*	3,229	302,240
		43,990,958
IT Services — 1.2%
Adyen NV (Netherlands), 144A*	152	280,032
Black Knight, Inc.*	5,375	467,894
Booz Allen Hamilton Holding Corp.	15,980	1,326,020
Broadridge Financial Solutions, Inc.	5,491	724,812
Capgemini SE (France)	19,965	2,560,220
EPAM Systems, Inc.*	971	313,905
Fidelity National Information Services, Inc.(u)	294	43,280
Fiserv, Inc.*(u)	31,270	3,222,373
FleetCor Technologies, Inc.*	5,276	1,256,216
Global Payments, Inc.	8,908	1,581,883
Mastercard, Inc. (Class A Stock)(u)	19,131	6,469,530
MongoDB, Inc.*(a)	3,279	759,121
Nexi SpA (Italy), 144A*	16,409	329,443
PayPal Holdings, Inc.*	26,266	5,175,190
Snowflake, Inc. (Class A Stock)*(a)	1,623	407,373
Tata Consultancy Services Ltd. (India)	12,022	407,291
Visa, Inc. (Class A Stock)	204	40,794
WEX, Inc.*	4,464	620,362
		25,985,739
Leisure Products — 0.0%
Brunswick Corp.	11,665	687,185
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services — 0.4%
Hangzhou Tigermed Consulting Co. Ltd. (China) (Class H Stock), 144A*	13,300	$189,887
Lonza Group AG (Switzerland)	3,563	2,194,454
Mettler-Toledo International, Inc.*	1,336	1,290,242
Syneos Health, Inc.*	10,900	579,444
Thermo Fisher Scientific, Inc.	9,702	4,283,627
Wuxi Biologics Cayman, Inc. (China), 144A*	24,500	602,191
		9,139,845
Machinery — 1.3%
Alstom SA (France)*	25,485	1,269,621
Atlas Copco AB (Sweden) (Class A Stock)	51,301	2,447,008
Cargotec OYJ (Finland) (Class B Stock)	8,788	303,002
Douglas Dynamics, Inc.	7,213	246,685
Dover Corp.	13,898	1,505,709
GEA Group AG (Germany)	12,559	440,502
Hiwin Technologies Corp. (Taiwan)	20,600	204,614
IDEX Corp.	4,035	736,024
Illinois Tool Works, Inc.	3,283	634,308
Ingersoll Rand, Inc.*	20,152	717,411
ITT, Inc.	11,362	670,926
Kone OYJ (Finland) (Class B Stock)	30,019	2,636,077
Lincoln Electric Holdings, Inc.	7,992	735,584
Middleby Corp. (The)*	6,191	555,395
Nordson Corp.	6,034	1,157,442
Otis Worldwide Corp.	5,912	369,027
RBC Bearings, Inc.*	5,458	661,564
Schindler Holding AG (Switzerland), (Part. Cert.)	1,420	387,202
SKF AB (Sweden) (Class B Stock)	126,339	2,604,005
SMC Corp. (Japan)	3,774	2,094,312
Snap-on, Inc.	3,425	503,920
Stanley Black & Decker, Inc.	24,473	3,969,521
Techtronic Industries Co. Ltd. (Hong Kong)	31,500	419,582
Toro Co. (The)	16,583	1,392,143
Volvo AB (Sweden) (Class B Stock)*	69,060	1,331,349
Woodward, Inc.	8,412	674,306
		28,667,239
Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	231	365,999
Media — 0.9%
Altice USA, Inc. (Class A Stock)*(u)	65,298	1,697,748
Charter Communications, Inc. (Class A Stock)*(u)	11,670	7,286,048
Clear Channel Outdoor Holdings, Inc.*	24,779	24,779
Comcast Corp. (Class A Stock)	80,187	3,709,450
Discovery, Inc. (Class A Stock)*(a)	46,262	1,007,124
Discovery, Inc. (Class C Stock)*	32,228	631,669
DISH Network Corp. (Class A Stock)*	24,582	713,615
iHeartMedia, Inc. (Class A Stock)*	1,238	10,052

A6

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	28,588	$948,264
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	37,358	1,235,803
New York Times Co. (The) (Class A Stock)	17,767	760,250
Nexstar Media Group, Inc. (Class A Stock)	10,210	918,185
Publicis Groupe SA (France)	6,110	197,481
ViacomCBS, Inc. (Class B Stock)(a)	25,690	719,577
		19,860,045
Metals & Mining — 0.3%
Alrosa PJSC (Russia)	220,314	209,132
AngloGold Ashanti Ltd. (Tanzania)	6,338	163,274
AngloGold Ashanti Ltd. (Tanzania), ADR	2,576	67,955
BHP Group Ltd. (Australia)	113,608	2,903,755
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	1	1
Gerdau SA (Brazil), ADR(a)	59,108	218,699
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	44,331	112,835
Magnitogorsk Iron & Steel Works PJSC (Russia)	565,007	280,481
POSCO (South Korea)	2,319	387,168
Rio Tinto PLC (Australia)	29,363	1,763,179
Severstal PAO (Russia), GDR(a)	21,749	276,513
		6,382,992
Multiline Retail — 0.1%
Claire’s Private Placement*^	406	223,300
Kohl’s Corp.	19,097	353,867
Lojas Renner SA (Brazil)	63,738	450,918
Magazine Luiza SA (Brazil)	12,588	200,726
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG*^	341	28,101
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG*^	112	9,240
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG*^	1,211	99,908
Nordstrom, Inc.(a)	22,564	268,963
		1,635,023
Multi-Utilities — 0.1%
NorthWestern Corp.	7,065	343,642
RWE AG (Germany)	22,587	844,651
		1,188,293
Oil, Gas & Consumable Fuels — 0.7%
BP PLC (United Kingdom)	736,341	2,140,791
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Cabot Oil & Gas Corp.	26,259	$455,856
Chevron Corp.	29,986	2,158,992
CNOOC Ltd. (China)	625,000	604,099
ConocoPhillips	39,280	1,289,955
Denbury, Inc.*	6,720	118,272
Diamondback Energy, Inc.	5,540	166,865
EQT Corp.	37,533	485,302
Equitrans Midstream Corp.	68,527	579,738
Kinder Morgan, Inc.	79,515	980,420
LUKOIL PJSC (Russia), ADR	7,657	439,588
Marathon Petroleum Corp.	29,235	857,755
Neste OYJ (Finland)	11,708	614,897
Oil Search Ltd. (Australia)	99,868	190,230
OMV AG (Austria)*	1,175	32,216
Penn Virginia Corp.*	81	798
Penn Virginia Corp., NPV*	529	5,211
Petronet LNG Ltd. (India)	131,470	393,679
Phillips 66	15,985	828,662
Pioneer Natural Resources Co.	15,891	1,366,467
Reliance Industries Ltd. (India)	10,660	323,530
S-Oil Corp. (South Korea)	3,584	157,388
Thai Oil PCL (Thailand)	229,400	231,869
TOTAL SE (France)	13,915	474,759
Whiting Petroleum Corp.*	10,975	189,758
Williams Cos., Inc. (The)	40,929	804,255
		15,891,352
Personal Products — 0.3%
Coty, Inc. (Class A Stock)(a)	63,746	172,114
Estee Lauder Cos., Inc. (The) (Class A Stock)	6,350	1,385,888
LG Household & Health Care Ltd. (South Korea)	168	208,123
Unilever PLC (United Kingdom)	70,299	4,327,382
		6,093,507
Pharmaceuticals — 1.6%
Advanz Pharma Corp. Ltd. (Canada)*	659	3,318
Bristol-Myers Squibb Co.	85,841	5,175,354
Catalent, Inc.*	25,992	2,226,475
Eli Lilly & Co.	14,835	2,195,877
GlaxoSmithKline PLC (United Kingdom)	161,107	3,014,061
Horizon Therapeutics PLC*	11,293	877,240
Jazz Pharmaceuticals PLC*	5,991	854,257
Jiangsu Hengrui Medicine Co. Ltd. (China) (Class A Stock)	29,888	398,065
Johnson & Johnson	14,915	2,220,545
Merck & Co., Inc.	11,858	983,621
Novartis AG (Switzerland)	14,715	1,275,658
Novo Nordisk A/S (Denmark) (Class B Stock)	76,985	5,320,455
Pfizer, Inc.	45,913	1,685,007
Recipharm AB (Sweden) (Class B Stock)*	14,467	251,497
Roche Holding AG (Switzerland)	14,295	4,896,684
Royalty Pharma PLC (Class A Stock)	17,169	722,300

A7

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Sanofi (France)	8,551	$854,922
		32,955,336
Professional Services — 0.4%
51job, Inc. (China), ADR*	4,546	354,543
CoreLogic, Inc.	5,322	360,140
FTI Consulting, Inc.*	9,862	1,045,076
IHS Markit Ltd.	11,722	920,294
RELX PLC (United Kingdom)	110,491	2,459,701
SGS SA (Switzerland)	826	2,210,267
TransUnion	7,571	636,948
		7,986,969
Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	20,647	969,790
China Vanke Co. Ltd. (China) (Class H Stock)	67,600	208,373
Cushman & Wakefield PLC*(a)	39,733	417,594
Longfor Group Holdings Ltd. (China), 144A	37,000	209,704
Vonovia SE (Germany)	35,010	2,399,764
		4,205,225
Road & Rail — 0.9%
Canadian National Railway Co. (Canada)	27,471	2,925,660
Canadian Pacific Railway Ltd. (Canada) (XBRN)	5,647	1,719,116
Canadian Pacific Railway Ltd. (Canada) (XTSE)	8,568	2,606,337
Knight-Swift Transportation Holdings, Inc.	11,571	470,940
Landstar System, Inc.	4,304	540,109
Localiza Rent a Car SA (Brazil)	24,454	247,331
Lyft, Inc. (Class A Stock)*(a)	55,304	1,523,625
Norfolk Southern Corp.	24,693	5,284,055
Old Dominion Freight Line, Inc.	5,758	1,041,738
Uber Technologies, Inc.*(a)(u)	40,429	1,474,850
Union Pacific Corp.	4,385	863,275
		18,697,036
Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc.*	27,043	2,217,256
ams AG (Austria)*	10,601	241,257
Analog Devices, Inc.	30,454	3,555,200
ASM International NV (Netherlands)	4,764	684,046
ASML Holding NV (Netherlands)	17,080	6,299,173
BE Semiconductor Industries NV (Netherlands)	6,370	272,700
Cabot Microelectronics Corp.	4,998	713,764
Dialog Semiconductor PLC (United Kingdom)*	7,636	333,137
Enphase Energy, Inc.*(a)	13,748	1,135,447
Entegris, Inc.	15,504	1,152,567
Lam Research Corp.	4,435	1,471,311
Maxim Integrated Products, Inc.	8,569	579,350
Microchip Technology, Inc.	6,897	708,736
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Monolithic Power Systems, Inc.	1,446	$404,316
NVIDIA Corp.(u)	11,705	6,334,980
NXP Semiconductors NV (Netherlands)	38,180	4,765,246
QUALCOMM, Inc.	21,144	2,488,226
Silergy Corp. (China)	4,000	237,616
SK Hynix, Inc. (South Korea)	7,017	502,909
SolarEdge Technologies, Inc.*	5,247	1,250,623
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	45,000	679,847
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	126,259	10,235,817
Texas Instruments, Inc.	28,452	4,062,661
		50,326,185
Software — 2.0%
Aspen Technology, Inc.*	5,821	736,880
Avaya Holdings Corp.*	3,303	50,206
Cadence Design Systems, Inc.*	7,706	821,691
Ceridian HCM Holding, Inc.*	8,665	716,162
Crowdstrike Holdings, Inc. (Class A Stock)*	8,452	1,160,629
Guidewire Software, Inc.*	5,679	592,149
Kingdee International Software Group Co. Ltd. (China)*	150,000	391,560
Kingsoft Corp. Ltd. (China)	68,000	343,474
Microsoft Corp.	96,054	20,203,038
Paylocity Holding Corp.*	2,725	439,870
PTC, Inc.*	3,318	274,465
Q2 Holdings, Inc.*	7,598	693,393
RealPage, Inc.*	7,030	405,209
RingCentral, Inc. (Class A Stock)*	1,618	444,319
salesforce.com, Inc.*	14,369	3,611,217
SAP SE (Germany)	23,898	3,713,931
ServiceNow, Inc.*	2,742	1,329,870
Sinch AB (Sweden), 144A*	2,214	181,269
Splunk, Inc.*	6,641	1,249,371
SS&C Technologies Holdings, Inc.	18,919	1,144,978
Synopsys, Inc.*	5,257	1,124,893
Trade Desk, Inc. (The) (Class A Stock)*(a)	3,048	1,581,241
Tyler Technologies, Inc.*	2,176	758,467
Zscaler, Inc.*	6,371	896,336
		42,864,618
Specialty Retail — 1.0%
AutoZone, Inc.*	1,182	1,391,971
Best Buy Co., Inc.(u)	43,781	4,872,388
CarMax, Inc.*	11,995	1,102,460
Home Depot, Inc. (The)	12,259	3,404,447
Industria de Diseno Textil SA (Spain)	36,145	1,006,380
Lowe’s Cos., Inc.	16,156	2,679,634
Murphy USA, Inc.*	5,783	741,785
National Vision Holdings, Inc.*(a)	12,756	487,789
O’Reilly Automotive, Inc.*	9,793	4,515,356
Tractor Supply Co.	11,693	1,676,075
		21,878,285

A8

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 1.3%
Advantech Co. Ltd. (Taiwan)	29,198	$295,066
Apple, Inc.(u)	149,722	17,339,305
Logitech International SA (Switzerland)	3,566	275,022
Samsung Electronics Co. Ltd. (South Korea)	144,916	7,204,738
Samsung Electronics Co. Ltd. (South Korea), GDR	1,666	2,109,876
Wiwynn Corp. (Taiwan)	8,000	182,626
		27,406,633
Textiles, Apparel & Luxury Goods — 0.6%
adidas AG (Germany)*	6,952	2,243,279
Carter’s, Inc.	4,301	372,380
Columbia Sportswear Co.	8,467	736,460
Feng TAY Enterprise Co. Ltd. (Taiwan)	39,600	238,906
LVMH Moet Hennessy Louis Vuitton SE (France)	12,577	5,881,420
NIKE, Inc. (Class B Stock)	12,826	1,610,176
Ralph Lauren Corp.	7,909	537,575
Shenzhou International Group Holdings Ltd. (China)	13,800	235,666
		11,855,862
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	36,691	867,694
Rocket Cos., Inc. (Class A Stock)*(a)	24,247	483,243
		1,350,937
Tobacco — 0.1%
Altria Group, Inc.	17,728	685,010
ITC Ltd. (India)	158,145	368,573
Philip Morris International, Inc.(a)	10,821	811,467
Swedish Match AB (Sweden)	4,524	369,711
		2,234,761
Trading Companies & Distributors — 0.1%
Ferguson PLC	23,457	2,363,969
Transportation Infrastructure — 0.0%
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	28,505	228,695
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)*	17,101	198,454
		427,149
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico) (Class L Stock)	319,775	199,719
China Mobile Ltd. (China)	46,500	298,996
Goodman Networks, Inc.*^	3,993	—
T-Mobile US, Inc.*	7,942	908,247
		1,406,962

Total Common Stocks (cost $735,179,709)		819,105,739
	Shares	Value

Preferred Stocks — 0.6%
Auto Components — 0.0%
Schaeffler AG (Germany) (PRFC)	44,749	$276,115
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)*	10,931	1,755,597
Banks — 0.1%
Wells Fargo & Co., Series L, CVT, 7.500%	1,079	1,448,072
Chemicals — 0.0%
International Flavors & Fragrances, Inc., CVT, 6.000%	9,247	409,642
Diversified Financial Services — 0.0%
GMAC Capital Trust I, Series 2, 7.695%	3,000	74,910
Electric Utilities — 0.1%
NextEra Energy, Inc., CVT, 6.219%	35,421	1,691,353
Food Products — 0.0%
Bunge Ltd., CVT, 4.875%	7,358	722,923
Health Care Equipment & Supplies — 0.1%
Becton, Dickinson & Co., Series B, CVT, 6.000%(a)	13,946	734,257
Danaher Corp., Series B, CVT, 5.000%(a)	694	886,627
		1,620,884
Interactive Media & Services — 0.0%
MYT Holding LLC Series A, 10.000%*^	194,119	186,354
Machinery — 0.0%
Stanley Black & Decker, Inc., Series C, CVT, 5.000%(a)	527	627,732
Multiline Retail — 0.0%
Claire’s Stores, Inc., CVT*^	293	512,750
Multi-Utilities — 0.1%
Dominion Energy, Inc., Series A, CVT, 7.250%	3,819	388,622
Sempra Energy, Series B, CVT, 6.750%(a)	8,216	805,250
		1,193,872
Semiconductors & Semiconductor Equipment — 0.1%
Broadcom, Inc., Series A, CVT, 8.000%(a)	1,775	2,212,981
Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc.*^	4,751	48

Total Preferred Stocks (cost $12,078,281)		12,733,233

	Units
Rights* — 0.0%
Construction Materials — 0.0%
Siam Cement PCL (The), expiring 10/05/20^	2,889	—
Independent Power & Renewable Electricity Producers — 0.0%
Vistra Energy Corp., expiring 01/23/27^	12,314	12,930

A9

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Units	Value
Rights* (continued)
Media — 0.0%
Media General, Inc., CVR, expiring 12/31/22^	42,900	$4

Total Rights (cost $0)		12,934
Warrants* — 0.0%
Media — 0.0%
iHeartMedia, Inc., expiring 05/01/39	9,300	75,507
Multiline Retail — 0.0%
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^	693	—

Total Warrants (cost $168,242)		75,507

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 3.2%
Automobiles — 1.0%
ACC Trust,
Series 2019-01, Class A, 144A
3.750%	05/20/22	346	348,288
Series 2019-01, Class C, 144A
6.410%	02/20/24	520	510,316
American Credit Acceptance Receivables Trust,
Series 2017-02, Class E, 144A
5.520%	03/12/24	280	283,304
Series 2019-01, Class D, 144A
3.810%	04/14/25	1,414	1,469,174
Series 2019-01, Class E, 144A
4.840%	04/14/25	995	1,036,140
Series 2019-02, Class B, 144A
3.050%	05/12/23	333	334,087
Series 2019-02, Class C, 144A
3.170%	06/12/25	170	172,984
Series 2019-03, Class E, 144A
3.800%	09/12/25	400	404,763
AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class D
3.620%	03/18/25	470	490,235
CIG Auto Receivables Trust,
Series 2019-01A, Class B, 144A
3.590%	08/15/24	2,090	2,153,428
Series 2019-01A, Class C, 144A
3.820%	08/15/24	505	519,698
Series 2019-01A, Class D, 144A
4.850%	05/15/26	490	497,837
Credit Acceptance Auto Loan Trust,
Series 2017-02A, Class B, 144A
3.020%	04/15/26	322	322,559
Series 2019-01A, Class B, 144A
3.750%	04/17/28	1,157	1,211,930
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
DT Auto Owner Trust,
Series 2016-04A, Class D, 144A
3.770%	10/17/22	12	$12,188
Series 2017-01A, Class D, 144A
3.550%	11/15/22	32	31,881
GLS Auto Receivables Issuer Trust,
Series 2019-01A, Class C, 144A
3.870%	12/16/24	642	664,502
Series 2019-01A, Class D, 144A
4.940%	12/15/25	460	472,877
GLS Auto Receivables Trust,
Series 2018-01A, Class B, 144A
3.520%	08/15/23	785	797,181
Hertz Vehicle Financing LP,
Series 2018-01A, Class A, 144A
3.290%	02/25/24	1,502	1,506,451
Prestige Auto Receivables Trust,
Series 2017-01A, Class D, 144A
3.610%	10/16/23	510	519,399
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 144A
2.510%	01/26/32	2,290	2,425,372
Series 2019-A, Class C, 144A
3.000%	01/26/32	640	670,968
Series 2019-A, Class D, 144A
3.450%	01/26/32	2,585	2,693,752
Westlake Automobile Receivables Trust,
Series 2019-01A, Class E, 144A
4.490%	07/15/24	1,130	1,174,908
			20,724,222
Consumer Loans — 0.2%
Conn’s Receivables Funding LLC,
Series 2018-A, Class C, 144A
6.020%	01/15/23	140	139,959
Series 2019-A, Class B, 144A
4.360%	10/16/23	96	95,722
FREED ABS Trust,
Series 2018-01, Class B, 144A
4.560%	07/18/24	100	100,264
Series 2018-02, Class B, 144A
4.610%	10/20/25	685	687,136
Series 2019-01, Class B, 144A
3.870%	06/18/26	100	100,136
Marlette Funding Trust,
Series 2019-04A, Class A, 144A
2.390%	12/17/29	434	438,469
OneMain Financial Issuance Trust,
Series 2017-01A, Class C, 144A
3.350%	09/14/32	335	336,000
Series 2019-01A, Class B, 144A
3.790%	02/14/31	134	139,166
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.998%(c)	02/25/23	810	790,571

A10

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Prosper Marketplace Issuance Trust,
Series 2019-02A, Class B, 144A
3.690%	09/15/25	550	$550,750
Regional Management Issuance Trust,
Series 2018-02, Class A, 144A
4.560%	01/18/28	103	104,228
Springleaf Funding Trust,
Series 2017-AA, Class B, 144A
3.100%	07/15/30	115	115,442
			3,597,843
Credit Cards — 0.0%
Citibank Credit Card Issuance Trust,
Series 2016-A03, Class A3, 1 Month LIBOR + 0.490% (Cap N/A, Floor 0.000%)
0.644%(c)	12/07/23	133	133,717
Discover Card Execution Note Trust,
Series 2017-A01, Class A1, 1 Month LIBOR + 0.490% (Cap N/A, Floor 0.000%)
0.642%(c)	07/15/24	200	200,813
			334,530
Home Equity Loans — 0.4%
Accredited Mortgage Loan Trust,
Series 2003-03, Class A1
5.210%	01/25/34	70	74,326
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-FM01, Class A2B, 1 Month LIBOR + 0.090% (Cap N/A, Floor 0.090%)
0.238%(c)	07/25/36	323	121,461
Asset-Backed Funding Certificates Trust,
Series 2006-OPT02, Class A2, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.288%(c)	10/25/36	232	217,537
Citigroup Mortgage Loan Trust,
Series 2007-AMC01, Class A1, 144A, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.308%(c)	12/25/36	132	91,695
Countrywide Asset-Backed Certificates,
Series 2007-02, Class 2A3, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.288%(c)	08/25/37	100	98,322
GSAA Home Equity Trust,
Series 2006-01, Class A2, 1 Month LIBOR + 0.220% (Cap N/A, Floor 0.220%)
0.368%(c)	01/25/36	67	28,504
Series 2006-19, Class A2, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.328%(c)	12/25/36	60	24,935
Series 2007-02, Class AF4A
5.983%	03/25/37	105	43,548
Series 2007-04, Class A1, 1 Month LIBOR + 0.100% (Cap N/A, Floor 0.100%)
0.248%(c)	03/25/37	18	7,448
Series 2007-05, Class 1AV1, 1 Month LIBOR + 0.100% (Cap N/A, Floor 0.100%)
0.248%(c)	05/25/37	76	33,505
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Series 2007-07, Class 1A2, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.328%(c)	07/25/37	29	$28,003
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-C, Class M1, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.560%)
0.988%(c)	03/25/35	949	918,671
MASTR Asset-Backed Securities Trust,
Series 2005-WF01, Class M4, 1 Month LIBOR + 0.885% (Cap N/A, Floor 0.590%)
1.033%(c)	06/25/35	115	114,500
Series 2006-HE04, Class A2, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
0.258%(c)	11/25/36	80	37,642
Series 2006-HE04, Class A3, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.298%(c)	11/25/36	102	48,684
Merrill Lynch Mortgage Investors Trust,
Series 2005-AR01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)
0.898%(c)	06/25/36	353	352,197
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)
1.198%(c)	09/25/33	2,981	2,954,834
Series 2005-HE03, Class M4, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)
1.123%(c)	07/25/35	21	20,760
Series 2007-HE07, Class A2B, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.148%(c)	07/25/37	48	47,053
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV3, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.328%(c)	06/25/37	10	9,765
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-HE01, Class M1, 1 Month LIBOR + 0.410% (Cap N/A, Floor 0.410%)
0.558%(c)	02/25/36	24	24,227
NovaStar Mortgage Funding Trust,
Series 2003-01, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.390%)
0.928%(c)	05/25/33	757	746,787
Series 2003-04, Class M1, 1 Month LIBOR + 1.065% (Cap 11.000%, Floor 0.710%)
1.213%(c)	02/25/34	364	362,103
Series 2006-04, Class A2C, 1 Month LIBOR + 0.150% (Cap 11.000%, Floor 0.150%)
0.298%(c)	09/25/36	162	95,376
Series 2006-04, Class A2D, 1 Month LIBOR + 0.250% (Cap 11.000%, Floor 0.250%)
0.398%(c)	09/25/36	64	38,830
Series 2006-05, Class A2C, 1 Month LIBOR + 0.170% (Cap 11.000%, Floor 0.170%)
0.318%(c)	11/25/36	147	65,765

A11

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Series 2007-01, Class A1A, 1 Month LIBOR + 0.130% (Cap 11.000%, Floor 0.130%)
0.278%(c)	03/25/37	261	$192,273
Option One Mortgage Loan Trust,
Series 2005-03, Class M2, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.490%)
0.883%(c)	08/25/35	32	31,716
Residential Asset Securities Trust,
Series 2004-KS05, Class AI5
4.672%(cc)	06/25/34	136	138,817
Series 2005-KS02, Class M1, 1 Month LIBOR + 0.645% (Cap N/A, Floor 0.430%)
0.793%(c)	03/25/35	17	16,843
Soundview Home Loan Trust,
Series 2006-01, Class A4, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
0.448%(c)	02/25/36	45	44,440
Series 2006-EQ01, Class A3, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.308%(c)	10/25/36	71	70,766
Series 2006-OPT01, Class 1A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.328%(c)	03/25/36	197	194,171
Series 2006-OPT02, Class A3, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.328%(c)	05/25/36	9	9,138
Series 2006-OPT03, Class 1A1, 1 Month LIBOR + 0.155% (Cap N/A, Floor 0.155%)
0.303%(c)	06/25/36	283	279,767
Series 2006-OPT04, Class 1A1, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.298%(c)	06/25/36	180	177,599
Series 2007-01, Class 2A3, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.318%(c)	03/25/37	17	16,679
Series 2007-OPT03, Class 2A3, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.328%(c)	08/25/37	82	78,857
Structured Asset Securities Corp. Pass-Through Certificates,
Series 2002-AL01, Class A2
3.450%	02/25/32	31	29,720
Terwin Mortgage Trust,
Series 2006-03, Class 2A2, 144A, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.358%(c)	04/25/37	58	56,318
			7,943,582
Manufactured Housing — 0.0%
Mid-State Capital Corp. Trust,
Series 2006-01, Class A, 144A
5.787%	10/15/40	433	468,269
Other — 0.2%
Business Jet Securities LLC,
Series 2018-01, Class A, 144A
4.335%	02/15/33	935	936,675
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
Colony American Finance Ltd. (Cayman Islands),
Series 2016-02, Class A, 144A
2.554%	11/15/48	861	$862,235
Golden Bear LLC,
Series 2016-01A, Class A, 144A
3.750%	09/20/47	1,238	1,297,315
Vantage Data Centers Issuer LLC,
Series 2018-01A, Class A2, 144A
4.072%	02/16/43	1,948	2,015,374
			5,111,599
Residential Mortgage-Backed Securities — 1.4%
Bear Stearns Asset-Backed Securities Trust,
Series 2003-SD01, Class A, 1 Month LIBOR + 0.900% (Cap 11.000%, Floor 0.450%)
1.048%(c)	12/25/33	107	104,253
Carrington Mortgage Loan Trust,
Series 2005-NC05, Class M1, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)
0.628%(c)	10/25/35	174	173,655
Series 2006-NC02, Class A3, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.298%(c)	06/25/36	237	233,818
Series 2007-FRE01, Class A2, 1 Month LIBOR + 0.200% (Cap 14.500%, Floor 0.200%)
0.348%(c)	02/25/37	34	34,034
Series 2007-HE01, Class A2, 1 Month LIBOR + 0.150% (Cap 14.500%, Floor 0.150%)
0.298%(c)	06/25/37	2	2,056
Countrywide Asset-Backed Certificates,
Series 2005-AB04, Class 2A1, 1 Month LIBOR + 0.270% (Cap N/A, Floor 0.270%)
0.418%(c)	03/25/36	1,592	1,435,215
Series 2006-08, Class 2A3, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.308%(c)	12/25/35	89	88,011
Series 2006-BC03, Class 2A3, 1 Month LIBOR + 0.240% (Cap N/A, Floor 0.240%)
0.388%(c)	02/25/37	30	30,264
Series 2007-08, Class 2A3, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
0.338%(c)	11/25/37	164	162,767
Countrywide Asset-Backed Certificates Trust,
Series 2006-11, Class 3AV2, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.308%(c)	09/25/46	79	77,003
Series 2006-18, Class 2A2, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.308%(c)	03/25/37	123	121,934
Credit-Based Asset Servicing & Securitization LLC,
Series 2006-CB08, Class A1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.288%(c)	10/25/36	135	124,160
FBR Securitization Trust,
Series 2005-02, Class M2, 1 Month LIBOR + 0.750% (Cap 14.000%, Floor 0.500%)
0.898%(c)	09/25/35	141	140,577

A12

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2005-05, Class M1, 1 Month LIBOR + 0.690% (Cap 14.000%, Floor 0.460%)
0.838%(c)	11/25/35	81	$80,531
Fieldstone Mortgage Investment Trust,
Series 2006-02, Class 2A3, 1 Month LIBOR + 0.270% (Cap 12.250%, Floor 0.270%)
0.715%(c)	07/25/36	51	32,499
First Franklin Mortgage Loan Trust,
Series 2003-FF04, Class M1, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.200%)
1.957%(c)	10/25/33	1,766	1,772,765
Series 2004-FFH03, Class M1, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.580%)
1.018%(c)	10/25/34	251	251,199
Series 2006-FF08, Class IA1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.000%)
0.288%(c)	07/25/36	141	138,851
Series 2006-FF12, Class A4, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.288%(c)	09/25/36	13	12,687
Series 2006-FF14, Class A5, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.308%(c)	10/25/36	268	261,275
Fremont Home Loan Trust,
Series 2005-01, Class M4, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)
1.168%(c)	06/25/35	24	24,431
Series 2006-01, Class 1A1, 1 Month LIBOR + 0.155% (Cap N/A, Floor 0.155%)
0.303%(c)	04/25/36	114	112,313
GSAMP Trust,
Series 2005-WMC01, Class M1, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.490%)
0.883%(c)	09/25/35	47	46,343
Series 2006-FM01, Class A1, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.308%(c)	04/25/36	151	120,547
Series 2006-HE03, Class A2C, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.308%(c)	05/25/46	111	109,382
Series 2007-HE01, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.298%(c)	03/25/47	188	183,374
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2006-C, Class 2A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
0.278%(c)	08/25/36	132	123,481
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH03, Class A1A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.318%(c)	03/25/37	247	245,438
Long Beach Mortgage Loan Trust,
Series 2006-WL01, Class 2A4, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.340%)
0.828%(c)	01/25/46	46	45,814
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-H01, Class 1A1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.148%(c)	10/25/37	129	$128,958
MFA LLC,
Series 2018-NPL01, Class A1, 144A
3.875%	05/25/48	3,643	3,636,907
Series 2018-NPL02, Class A1, 144A
4.164%	07/25/48	1,595	1,597,484
New Century Home Equity Loan Trust,
Series 2006-02, Class A2B, 1 Month LIBOR + 0.160% (Cap 12.500%, Floor 0.160%)
0.308%(c)	08/25/36	119	114,952
Ownit Mortgage Loan Trust,
Series 2006-01, Class AV, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
0.378%(c)	12/25/35	64	63,200
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WWF01, Class M4, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.100%)
1.798%(c)	12/25/34	1,544	1,571,141
Series 2005-WHQ02, Class M2, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.460%)
0.838%(c)	05/25/35	42	42,226
Series 2005-WHQ03, Class M3, 1 Month LIBOR + 0.705% (Cap N/A, Floor 0.470%)
0.853%(c)	06/25/35	26	25,816
Series 2005-WHQ04, Class M1, 1 Month LIBOR + 0.470% (Cap N/A, Floor 0.470%)
0.618%(c)	09/25/35	34	34,083
People’s Choice Home Loan Securities Trust,
Series 2005-04, Class 1A2, 1 Month LIBOR + 0.520% (Cap 12.850%, Floor 0.260%)
0.668%(c)	12/25/35	6	5,808
Pretium Mortgage Credit Partners I LLC,
Series 2019-NPL02, Class A1, 144A
3.844%	12/27/58	1,254	1,256,404
Series 2019-NPL03, Class A1, 144A
3.105%	07/27/59	578	578,419
PRPM LLC,
Series 2019-02A, Class A1, 144A
3.967%	04/25/24	1,348	1,359,128
Series 2019-04A, Class A1, 144A
3.351%	11/25/24	1,076	1,078,493
RAAC Trust,
Series 2007-SP02, Class A2, 1 Month LIBOR + 0.400% (Cap 14.000%, Floor 0.400%)
0.548%(c)	06/25/47	8	8,096
RAMP Trust,
Series 2006-RZ03, Class M1, 1 Month LIBOR + 0.350% (Cap 14.000%, Floor 0.350%)
0.498%(c)	08/25/36	5,060	4,890,629
Residential Asset Securities Trust,
Series 2007-KS03, Class AI3, 1 Month LIBOR + 0.250% (Cap 14.000%, Floor 0.250%)
0.398%(c)	04/25/37	45	44,726

A13

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Saxon Asset Securities Trust,
Series 2007-01, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.298%(c)	01/25/47	72	$71,251
Series 2007-03, Class 2A2, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
0.468%(c)	09/25/47	38	38,183
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-NC03, Class A1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.288%(c)	09/25/36	137	103,339
Series 2007-NC02, Class A2B, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.288%(c)	01/25/37	54	47,935
Soundview Home Loan Trust,
Series 2005-02, Class M5, 1 Month LIBOR + 0.990% (Cap N/A, Floor 0.660%)
1.138%(c)	07/25/35	26	26,598
Stanwich Mortgage Loan Trust,
Series 2019-NPB02, Class A1, 144A
3.475%	11/16/24	1,253	1,243,396
Structured Asset Investment Loan Trust,
Series 2006-02, Class A3, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.180%)
0.508%(c)	04/25/36	113	110,404
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC05, Class A4, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.318%(c)	12/25/36	27	26,497
Series 2006-GEL04, Class M1, 144A, 1 Month LIBOR + 0.570% (Cap N/A, Floor 0.380%)
0.718%(c)	10/25/36	88	86,292
Series 2007-WF01, Class A4, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.348%(c)	02/25/37	80	79,165
Towd Point Mortgage Trust,
Series 2015-03, Class A4B, 144A
3.500%(cc)	03/25/54	68	70,209
Series 2019-HY02, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.148%(c)	05/25/58	255	254,704
Vericrest Opportunity Loan Transferee,
Series 2019-NPL02, Class A1, 144A
3.967%	02/25/49	1,838	1,838,888
Series 2019-NPL04, Class A2, 144A
5.438%	08/25/49	410	402,194
Series 2019-NPL07, Class A1A, 144A
3.179%	10/25/49	2,447	2,451,889
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2006-03, Class A2, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.298%(c)	01/25/37	6	6,191
			29,582,282

Total Asset-Backed Securities (cost $67,258,754)			67,762,327
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans — 0.4%
Airlines — 0.0%
Kestrel Bidco, Inc. (Canada),
Initial Term Loan, 3 Month LIBOR + 3.000%
4.000%(c)	12/11/26	61	$52,275
Auto Manufacturers — 0.0%
Navistar, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.500%
3.660%(c)	11/06/24	76	75,440
Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 3 Month LIBOR + 2.250%
3.000%(c)	04/06/24	9	8,609
Building Materials — 0.0%
Summit Materials LLC/Summit Materials Finance Corp.,
New Term Loan B, 1 Month LIBOR + 2.000%
2.145%(c)	11/21/24	108	106,738
Chemicals — 0.0%
INEOS Enterprises Holdings US Finco LLC,
Term Loan B, 3 Month LIBOR + 3.500%
4.500%(c)	08/28/26	37	36,336
Commercial Services — 0.1%
CHG Healthcare Services, Inc.,
New Term Loan, 3 Month LIBOR + 3.000%
4.000%(c)	06/07/23	265	259,862
Ensemble RCM LLC,
Closing Date Term Loan, 3 Month LIBOR + 3.750%
4.011%(c)	08/01/26	36	35,150
Hertz Corp. (The),
Tranche B-1 Term Loan, 1 Month LIBOR + 2.750%
3.500%(c)	06/30/23	364	347,342
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
3.750%(c)	06/07/23	214	210,206
Prime Security Services Borrower LLC/Prime Finance, Inc.,
2019 Refinancing Term B-1 Loan, 1 - 3 Month LIBOR + 3.250%
4.250%(c)	09/23/26	147	146,007
St. George’s University Scholastic Services LLC (Canada),
Term Loan, 1 Month LIBOR + 3.250%
3.403%(c)	07/17/25^	65	63,869
Team Health Holdings, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.750%
3.750%(c)	02/06/24	116	96,513
			1,158,949
Electric — 0.0%
Calpine Corp.,
Term Loan (05/15), 1 Month LIBOR + 2.250%
2.400%(c)	01/15/24	148	143,230
Carroll County Energy LLC,
Term Loan, 3 Month LIBOR + 3.500%
3.720%(c)	02/06/26	33	32,855
Kestrel Acquisition LLC,
Term B Advance, 3 Month LIBOR + 4.250%
5.250%(c)	06/02/25	311	273,508
			449,593

A14

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Energy-Alternate Sources — 0.0%
CPV Shore Holdings LLC,
Term B Advance, 1 Month LIBOR + 3.750%
3.900%(c)	12/29/25^	52	$51,531
Entertainment — 0.0%
AMC Entertainment Holdings, Inc.,
Term B-1 Loan, 2 Month LIBOR + 4.000%
5.080%(c)	04/22/26	84	53,416
Crown Finance US, Inc.,
Initial Dollar Tranche Term Loan, 6 Month LIBOR + 2.250%
2.519%(c)	02/28/25	65	43,491
UFC Holdings LLC,
Term B Loan, 3 Month LIBOR + 3.250%
4.250%(c)	04/29/26	26	26,102
WMG Acquisition Corp.,
Tranche F Term Loan, 1 Month LIBOR + 2.125%
2.272%(c)	11/01/23	93	90,921
			213,930
Foods — 0.1%
Dole Food Co., Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.750%
3.750%(c)	04/06/24	123	120,636
JBS USA LUX SA/JBS USA Finance, Inc.,
New Term Loan, 1 Month LIBOR + 2.000%
2.147%(c)	05/01/26	35	34,540
Moran Foods LLC,
Term Loan
—%(p)	03/12/24	206	205,332
—%(p)	10/01/24^	300	269,933
United Natural Foods, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.250%
4.397%(c)	10/22/25	104	101,147
			731,588
Healthcare-Services — 0.0%
Air Medical Group Holdings, Inc.,
2017-2 New Term Loan, 3 Month LIBOR + 4.250%
5.250%(c)	03/14/25	55	53,492
Envision Healthcare Corp.,
Initial Term Loan, 1 Month LIBOR + 3.750%
3.897%(c)	10/10/25	113	80,398
Syneos Health, Inc.,
Replacement Term B Loan, 1 Month LIBOR + 1.750%
1.897%(c)	08/01/24	182	177,219
			311,109
Insurance — 0.0%
Alliant Holdings Intermediate LLC,
Initial Term Loan (2018), 1 Month LIBOR + 2.750%
2.897%(c)	05/09/25	118	114,184
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%
3.147%(c)	11/03/24	88	86,501
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%
6.647%(c)	08/04/25	30	30,364
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Insurance (cont’d.)
HUB International Ltd.,
Initial Term Loan, 3 Month LIBOR + 3.000%
3.264%(c)	04/25/25	117	$113,136
USI, Inc.,
Term Loan B, 3 Month LIBOR + 3.000%
3.220%(c)	05/16/24	60	57,777
			401,962
Lodging — 0.0%
Golden Nugget LLC,
First Initial Term Loan, 2 Month LIBOR + 2.500%
3.250%(c)	10/04/23	25	22,663
Machinery-Construction & Mining — 0.0%
Brookfield WEC Holdings, Inc.,
Refinancing Term Loan, 1 Month LIBOR + 3.000%
3.750%(c)	08/01/25	46	44,325
Media — 0.0%
Altice Financing SA (Luxembourg),
October 2017 USD Term Loan, 1 Month LIBOR + 2.750%
2.895%(c)	01/31/26	113	106,472
Diamond Sports Group LLC,
Term Loan, 1 Month LIBOR + 3.250%
3.400%(c)	08/24/26^	99	76,230
Entercom Media Corp.,
Term Loan B-2, 1 Month LIBOR + 2.500%
2.645%(c)	11/18/24	29	27,473
Meredith Corp.,
Term B-2 Loan, 1 Month LIBOR + 2.500%
2.647%(c)	01/31/25	116	111,093
Nielsen Finance LLC,
Class B-4 Term Loan, 1 Month LIBOR + 2.000%
2.154%(c)	10/04/23	147	144,204
Sinclair Television Group, Inc.,
New Tranche B Term Loan, 1 Month LIBOR + 2.500%
2.650%(c)	01/03/24	147	143,024
			608,496
Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Term Loan
—%(p)	06/28/18^	142	71,034
Gates Global LLC,
Initial B-2 Dollar Term Loan, 1 Month LIBOR + 2.750%
3.750%(c)	04/01/24	34	33,589
			104,623
Oil & Gas — 0.1%
California Resources Corp.,
Junior Secured Superpriority DIP Term Loan, 1 Month LIBOR + 9.000%
10.000%(c)	01/15/21	451	456,386
Term Loan, 1 Month LIBOR + 4.750%
5.750%(c)	12/31/22	802	288,936
Citgo Holding, Inc.,
Term Loan, 3 Month LIBOR + 7.000%
8.000%(c)	08/01/23^	198	184,897

A15

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Oil & Gas (cont’d.)
Gulf Finance LLC,
Tranche B Term Loan, 1 Month LIBOR + 5.250%
6.250%(c)	08/25/23	226	$158,410
			1,088,629
Packaging & Containers — 0.0%
Altium Packaging LLC,
2018 Refinancing Term Loan, 1 Month LIBOR + 2.750%
3.750%(c)	05/22/24	82	81,425
Berry Global, Inc.,
Term W Loan, 1 Month LIBOR + 2.000%
2.156%(c)	10/01/22	100	99,167
BWay Holding Co.,
Initial Term Loan, 3 Month LIBOR + 3.250%
3.523%(c)	04/03/24	64	59,844
Flex Acquisition Co., Inc.,
Initial Term Loan, 3 Month LIBOR + 3.000%
4.000%(c)	12/29/23	71	69,333
			309,769
Pharmaceuticals — 0.0%
Alphabet Holding Co., Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%
3.647%(c)	09/26/24	66	64,111
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.151%(c)	06/02/25	139	136,327
Endo Luxembourg Finance Co.,
Initial Term Loan, 3 Month LIBOR + 4.250%
5.000%(c)	04/29/24	172	163,541
			363,979
Pipelines — 0.0%
Lower Cadence Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 4.000%
4.156%(c)	05/22/26	49	45,425
Real Estate — 0.0%
Brookfield Property REIT, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.500%
2.647%(c)	08/27/25	88	70,676
Retail — 0.1%
Claire’s Stores, Inc.,
Term Loan B, 1 Month LIBOR + 6.500%
6.647%(c)	12/18/26	655	500,796
PetSmart, Inc.,
Tranche B-2 Loan, 3 Month LIBOR + 4.000%
5.000%(c)	03/11/22	71	70,344
Staples, Inc.,
2019 Refinancing New Term B-1 Loans, 3 Month LIBOR + 5.000%
5.251%(c)	04/16/26	229	211,197
Whatabrands LLC,
2020 Refinancing Term Loan, 1 Month LIBOR + 2.750%
2.906%(c)	08/03/26	20	19,314
			801,651
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Software — 0.0%
Exela Intermediate LLC,
2018 Repriced Term Loan, 3 Month LIBOR + 6.500%
7.500%(c)	07/12/23	126	$37,170
Finastra USA, Inc.,
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%
4.500%(c)	06/13/24	102	95,245
Project Alpha Intermediate Holding, Inc.,
Term Loan, 3 Month LIBOR + 3.500%
4.500%(c)	04/26/24	76	74,304
Quest Software US Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 4.250%
4.511%(c)	05/16/25	49	47,535
Rackspace Hosting, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 3.000%
4.000%(c)	11/03/23	70	68,860
			323,114
Telecommunications — 0.0%
Avaya, Inc.,
Tranche B Term Loan, 3 Month LIBOR + 4.250%
4.401%(c)	12/15/24	44	43,681
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
2.397%(c)	03/15/27	208	198,858
Cincinnati Bell, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.250%
4.250%(c)	10/02/24	131	130,951
Hargray Communications Group, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.000%(c)	05/16/24	21	20,914
Intelsat Jackson Holdings SA (Luxembourg),
Tranche B-3 Term Loan, PRIME + 4.750%
8.000%(c)	11/27/23	65	65,146
Maxar Technologies Ltd.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
2.900%(c)	10/05/24	11	10,396
Numericable US LLC (France),
USD TLB-12 Term Loan, 1 Month LIBOR + 3.688%
3.840%(c)	01/31/26	113	108,519
Windstream Services LLC,
Term Loan
—%(p)	03/30/21	174	104,783
			683,248

Total Bank Loans (cost $9,108,256)			8,064,658
Commercial Mortgage-Backed Securities — 1.9%
BANK,
Series 2019-BN21, Class XA, IO
0.997%(cc)	10/17/52	12,693	820,040
BB-UBS Trust,
Series 2012-SHOW, Class A, 144A
3.430%	11/05/36	1,000	968,637
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	386	366,091

A16

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Braemar Hotels & Resorts Trust,
Series 2018-PRME, Class B, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.202%(c)	06/15/35	3,850	$3,581,309
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class D, 144A, 1 Month LIBOR + 1.321% (Cap N/A, Floor 1.348%)
1.473%(c)	03/15/37	2,500	2,466,357
Credit Suisse Mortgage Capital LLC,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,600	1,630,469
DBGS Mortgage Trust,
Series 2018-05BP, Class B, 144A, 1 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)
0.982%(c)	06/15/33	2,000	1,965,780
Fannie Mae-Aces,
Series 2016-M04, Class X2, IO
2.701%(cc)	01/25/39	6,136	414,784
FHLMC Multifamily Mortgage Trust,
Series 2015-K45, Class C, 144A
3.713%(cc)	04/25/48	1,810	1,891,546
Series 2015-K48, Class B, 144A
3.764%(cc)	08/25/48	1,985	2,153,042
Series 2017-KF29, Class B, 144A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 4.000%)
3.707%(c)	02/25/24	919	900,274
Series 2018-KF42, Class B, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
2.357%(c)	12/25/24	958	926,842
Series 2019-K736, Class C, 144A
3.884%(cc)	07/25/26	390	408,042
FHLMC Multifamily Structured Pass-Through Certificates,
Series K033, Class X1, IO
0.410%(cc)	07/25/23	35,887	263,738
Series K068, Class X3, IO
2.130%(cc)	10/25/44	11,390	1,371,880
Series K072, Class X3, IO
2.206%(cc)	12/25/45	11,320	1,461,271
Series K086, Class X1, IO
0.386%(cc)	11/25/28	27,515	545,636
Series K088, Class X3, IO
2.424%(cc)	02/25/47	8,040	1,283,914
Series K089, Class X3, IO
2.374%(cc)	01/25/46	6,996	1,090,805
Series K090, Class X1, IO
0.852%(cc)	02/25/29	23,587	1,280,951
Series K090, Class X3, IO
2.389%(cc)	10/25/29	7,550	1,234,188
Series K092, Class X3, IO
2.323%(cc)	05/25/47	1,270	198,510
Series K095, Class X1, IO
1.082%(cc)	06/25/29	10,958	783,847
Series K723, Class X3, IO
1.984%(cc)	10/25/34	5,000	255,407
Series K729, Class X3, IO
2.036%(cc)	11/25/44	10,120	721,219
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K730, Class X3, IO
2.103%(cc)	02/25/45	9,390	$723,641
Series KC04, Class X1, IO
1.405%(cc)	12/25/26	7,499	414,946
Government National Mortgage Assoc.,
Series 2012-44, Class IO, IO
0.221%(cc)	03/16/49	4,657	23,790
Series 2013-80, Class IO, IO
0.715%(cc)	03/16/52	6,244	171,066
Series 2014-186, Class IO, IO
0.699%(cc)	08/16/54	6,889	241,506
Series 2015-33, Class IO, IO
0.698%(cc)	02/16/56	7,060	278,962
Series 2015-59, Class IO, IO
0.923%(cc)	06/16/56	1,075	47,510
Series 2015-86, Class IO, IO
0.620%(cc)	05/16/52	3,765	128,951
Series 2017-086, Class IO, IO
0.780%(cc)	05/16/59	2,116	115,983
Series 2017-148, Class IO, IO
0.643%(cc)	07/16/59	2,539	121,637
Series 2017-171, Class IO, IO
0.693%(cc)	09/16/59	1,658	93,949
Series 2017-173, Class IO, IO
1.355%(cc)	09/16/57	2,669	212,328
Lehman Brothers Small Balance Commercial Mortgage Trust,
Series 2007-02A, Class 1A3, 144A, 1 Month LIBOR + 0.270% (Cap N/A, Floor 0.270%)
0.418%(c)	06/25/37	33	32,709
Morgan Stanley Capital I Trust,
Series 2007-HQ11, Class X, IO, 144A
0.365%(cc)	02/12/44	252	707
Series 2007-T27, Class B, 144A
6.215%(cc)	06/11/42	2,309	2,376,701
UBS Commercial Mortgage Trust,
Series 2012-C01, Class XA, IO, 144A
2.249%(cc)	05/10/45	3,532	73,771
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class A4
3.525%	05/10/63	647	667,192
Velocity Commercial Capital Loan Trust,
Series 2015-01, Class M3, 144A
7.050%(cc)	06/25/45	78	78,778
Series 2015-01, Class M5, 144A
7.507%(cc)	06/25/45	100	103,397
Series 2016-01, Class M5, 144A
8.648%(cc)	04/25/46	43	44,158
Series 2016-01, Class M7, 144A
8.648%(cc)	04/25/46	67	63,734
Series 2017-01, Class AFL, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.398%(c)	05/25/47	26	25,666
Series 2017-01, Class M3, 144A
5.350%(cc)	05/25/47	100	100,946
Series 2017-02, Class M4, 144A
5.000%(cc)	11/25/47	67	56,777

A17

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2018-02, Class A, 144A
4.050%(cc)	10/26/48		921	$935,009
Series 2018-02, Class M2, 144A
4.510%(cc)	10/26/48		92	90,416
Series 2018-02, Class M3, 144A
4.720%(cc)	10/26/48		94	89,826
Series 2018-02, Class M4, 144A
5.320%(cc)	10/26/48		85	78,197
Series 2019-01, Class M1, 144A
3.940%(cc)	03/25/49		1,808	1,843,045
Series 2019-02, Class M1, 144A
3.260%(cc)	07/25/49		91	87,683
Series 2019-03, Class A, 144A
3.030%(cc)	10/25/49		973	995,411
VNDO Mortgage Trust,
Series 2012-06AVE, Class A, 144A
2.996%	11/15/30		1,049	1,082,115
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.398%(cc)	03/15/45		1,125	1,001,483

Total Commercial Mortgage-Backed Securities (cost $42,370,136)				41,386,569
Convertible Bonds — 3.9%
Aerospace & Defense — 0.0%
MTU Aero Engines AG (Germany),
Sr. Unsec’d. Notes
0.125%	05/17/23	EUR	300	426,849
Airlines — 0.1%
Southwest Airlines Co.,
Sr. Unsec’d. Notes
1.250%	05/01/25		913	1,189,635
Apparel — 0.1%
adidas AG (Germany),
Sr. Unsec’d. Notes
0.050%	09/12/23	EUR	400	566,791
LVMH Moet Hennessy Louis Vuitton SE (France),
Sr. Unsec’d. Notes
0.000%(ss)	02/16/21		358	1,788,694
				2,355,485
Banks — 0.2%
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
0.000%	02/04/25		1,394	1,709,996
Sr. Unsec’d. Notes, MTN
0.000%	02/18/25		1,258	1,354,734
BofA Finance LLC,
Bank Gtd. Notes, MTN
0.250%	05/01/23		891	876,360
				3,941,090
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Convertible Bonds (continued)
Beverages — 0.1%
Remy Cointreau SA (France),
Sr. Unsec’d. Notes
0.125%	09/07/26	EUR	752	$1,428,219
Biotechnology — 0.1%
BioMarin Pharmaceutical, Inc.,
Sr. Sub. Notes
0.599%	08/01/24(a)		538	561,750
Exact Sciences Corp.,
Sr. Unsec’d. Notes
1.000%	01/15/25		438	677,004
Illumina, Inc.,
Sr. Unsec’d. Notes
0.500%	06/15/21(a)		836	1,075,026
				2,313,780
Building Materials — 0.1%
Sika AG (Switzerland),
Sr. Unsec’d. Notes
0.150%	06/05/25	CHF	420	589,883
Sub. Notes
3.750%	01/30/22	CHF	600	1,106,259
				1,696,142
Chemicals — 0.1%
Symrise AG (Germany),
Sr. Unsec’d. Notes
0.238%	06/20/24	EUR	700	1,105,113
Commercial Services — 0.3%
Amadeus IT Group SA (Spain),
Sr. Unsec’d. Notes
1.500%	04/09/25	EUR	1,300	1,885,300
Chegg, Inc.,
Sr. Unsec’d. Notes
0.125%	03/15/25		616	934,288
China Conch Venture Holdings International Ltd. (China),
Gtd. Notes
3.520%	09/05/23	HKD	5,000	715,836
Square, Inc.,
Sr. Unsec’d. Notes
0.500%	05/15/23		880	1,898,075
				5,433,499
Computers — 0.0%
Atos SE (France),
Sr. Unsec’d. Notes
0.000%(ss)	11/06/24	EUR	700	1,033,870
Engineering & Construction — 0.1%
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.500%	01/16/26	EUR	900	1,842,442
Entertainment — 0.1%
Live Nation Entertainment, Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/23		1,097	1,210,716

A18

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Convertible Bonds (continued)
Foods — 0.0%
Ocado Group PLC (United Kingdom),
Gtd. Notes
0.875%	12/09/25	GBP	500	$1,065,579
Healthcare-Products — 0.1%
Insulet Corp.,
Sr. Unsec’d. Notes, 144A
0.375%	09/01/26(a)		1,136	1,446,824
Repligen Corp.,
Sr. Unsec’d. Notes
0.375%	07/15/24		1,097	1,554,088
				3,000,912
Healthcare-Services — 0.0%
Orpea (France),
Sr. Unsec’d. Notes
0.375%	05/17/27	EUR	495	804,431
Home Furnishings — 0.1%
Sony Corp. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	09/30/22	JPY	109,000	1,666,983
Internet — 0.5%
Booking Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	05/01/25(a)		1,168	1,502,154
Match Group Financeco, Inc.,
Gtd. Notes, 144A
0.875%	10/01/22		532	1,353,010
MercadoLibre, Inc. (Argentina),
Sr. Unsec’d. Notes
2.000%	08/15/28		784	1,983,094
Okta, Inc.,
Sr. Unsec’d. Notes
0.125%	09/01/25		1,121	1,480,157
Palo Alto Networks, Inc.,
Sr. Unsec’d. Notes
0.750%	07/01/23		632	713,437
Proofpoint, Inc.,
Sr. Unsec’d. Notes
0.250%	08/15/24		446	445,466
Shopify, Inc. (Canada),
Sr. Unsec’d. Notes
0.125%	11/01/25		650	725,132
Snap, Inc.,
Sr. Unsec’d. Notes
0.750%	08/01/26		1,170	1,622,066
Zillow Group, Inc.,
Sr. Unsec’d. Notes
1.375%	09/01/26(a)		741	1,768,343
				11,592,859
Investment Companies — 0.1%
Archer Obligations SA (France),
Gtd. Notes
0.000%(ss)	03/31/23	EUR	1,200	1,968,231
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Convertible Bonds (continued)
Media — 0.1%
DISH Network Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/26		185	$169,649
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30		18	13,208
4.000%	11/15/29		24	18,073
Sr. Unsec’d. Notes, 144A
1.750%	09/30/46		682	1,253,895
Liberty Media Corp.,
Sr. Unsec’d. Notes
1.375%	10/15/23(a)		502	549,873
				2,004,698
Oil & Gas — 0.0%
Chesapeake Energy Corp.,
Gtd. Notes
5.500%	09/15/26(d)		70	2,345
Oasis Petroleum, Inc.,
Gtd. Notes
2.625%	09/15/23(d)		40	9,309
				11,654
Pharmaceuticals — 0.1%
DexCom, Inc.,
Sr. Unsec’d. Notes
0.750%	12/01/23		693	1,750,097
Sr. Unsec’d. Notes, 144A
0.250%	11/15/25(a)		386	408,655
Sino Biopharmaceutical Ltd. (Hong Kong),
Sr. Unsec’d. Notes
0.000%(ss)	02/17/25	EUR	363	414,222
				2,572,974
Real Estate — 0.0%
Smart Insight International Ltd. (China),
Sr. Sec’d. Notes
4.500%	12/05/23	HKD	4,000	590,400
Retail — 0.1%
Zhongsheng Group Holdings Ltd. (China),
Sr. Unsec’d. Notes
0.000%(ss)	05/21/25	HKD	3,000	480,452
4.570%	05/23/23	HKD	3,000	631,875
				1,112,327
Semiconductors — 0.4%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
2.125%	09/01/26		121	1,239,114
Inphi Corp.,
Sr. Unsec’d. Notes, 144A
0.750%	04/15/25(a)		1,233	1,486,009
Microchip Technology, Inc.,
Sr. Sub. Notes
1.625%	02/15/27		2,372	3,652,216

A19

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Convertible Bonds (continued)
Semiconductors (cont’d.)
ON Semiconductor Corp.,
Gtd. Notes
1.625%	10/15/23	639	$843,375
Silicon Laboratories, Inc.,
Sr. Unsec’d. Notes
1.375%	03/01/22(a)	463	553,250
STMicroelectronics NV (Switzerland),
Sr. Unsec’d. Notes, Series B
0.250%	07/03/24	400	621,841
			8,395,805
Software — 1.1%
Akamai Technologies, Inc.,
Sr. Unsec’d. Notes
0.125%	05/01/25(a)	807	1,038,722
Atlassian, Inc.,
Gtd. Notes
0.625%	05/01/23(a)	939	2,115,020
Cloudflare, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	05/15/25(a)	511	686,889
Coupa Software, Inc.,
Sr. Unsec’d. Notes
0.125%	06/15/25	1,387	2,521,581
Datadog, Inc.,
Sr. Unsec’d. Notes, 144A
0.125%	06/15/25	330	437,500
DocuSign, Inc.,
Sr. Unsec’d. Notes
0.500%	09/15/23	744	2,250,531
Envestnet, Inc.,
Gtd. Notes
1.750%	06/01/23	794	1,012,816
Five9, Inc.,
Sr. Unsec’d. Notes
0.125%	05/01/23(a)	266	839,185
Sr. Unsec’d. Notes, 144A
0.500%	06/01/25	616	744,336
MongoDB, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	01/15/26	694	908,624
RealPage, Inc.,
Sr. Unsec’d. Notes
1.500%	05/15/25	594	614,879
RingCentral, Inc.,
Sr. Unsec’d. Notes, 144A
0.780%	03/01/25(a)	821	875,303
Sea Ltd. (Taiwan),
Sr. Unsec’d. Notes, 144A
1.000%	12/01/24	294	905,152
ServiceNow, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	06/01/22(a)	695	2,492,334
Slack Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
0.500%	04/15/25	366	425,424
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Convertible Bonds (continued)
Software (cont’d.)
Splunk, Inc.,
Sr. Unsec’d. Notes
0.500%	09/15/23		726	$1,009,097
Twilio, Inc.,
Sr. Unsec’d. Notes
0.250%	06/01/23		454	1,576,148
Workday, Inc.,
Sr. Unsec’d. Notes
0.250%	10/01/22		760	1,173,405
Xero Investments Ltd. (New Zealand),
Gtd. Notes
2.375%	10/04/23		920	1,529,772
				23,156,718
Telecommunications — 0.0%
Vodafone Group PLC (United Kingdom),
Sub. Notes
1.500%	03/12/22	GBP	500	540,025

Total Convertible Bonds (cost $62,262,811)				82,460,436
Corporate Bonds — 30.1%
Advertising — 0.0%
Lamar Media Corp.,
Gtd. Notes
5.750%	02/01/26		220	227,868
Gtd. Notes, 144A
4.000%	02/15/30(a)		275	275,476
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
5.000%	08/15/27		425	415,293
				918,637
Aerospace & Defense — 0.9%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31		200	198,825
3.400%	04/15/30		1,187	1,334,513
Boeing Co. (The),
Sr. Unsec’d. Notes
2.250%	06/15/26		260	251,059
3.250%	02/01/35		618	570,947
4.508%	05/01/23		481	506,782
4.875%	05/01/25(a)		1,379	1,503,502
5.040%	05/01/27		484	532,813
5.150%	05/01/30		1,010	1,140,214
5.705%	05/01/40		542	629,872
Howmet Aerospace, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24		650	686,141
5.900%	02/01/27		818	881,609
5.950%	02/01/37		45	48,222
6.750%	01/15/28		70	77,049
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.832%	04/27/25		154	172,011

A20

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
4.400%	06/15/28	468	$556,892
4.854%	04/27/35	140	182,997
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50(a)	595	622,768
3.800%	03/01/45	346	411,545
4.070%	12/15/42	80	99,444
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/28	1,832	2,056,134
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.750%	11/01/46	235	269,355
4.125%	11/16/28	2,185	2,585,114
4.450%	11/16/38	123	151,113
4.500%	06/01/42	191	240,155
Sr. Unsec’d. Notes, 144A
3.200%	03/15/24	360	386,984
4.800%	12/15/43	140	177,312
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A
7.500%	04/15/25	290	293,691
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26(a)	1,213	1,266,873
Triumph Group, Inc.,
Gtd. Notes
7.750%	08/15/25	300	192,112
			18,026,048
Agriculture — 0.5%
Altria Group, Inc.,
Gtd. Notes
3.875%	09/16/46	713	728,548
4.800%	02/14/29	1,532	1,811,947
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.880%
1.160%(c)	08/15/22	305	306,512
Gtd. Notes
2.259%	03/25/28	170	170,599
3.215%	09/06/26	449	482,272
3.462%	09/06/29	304	324,068
3.557%	08/15/27	391	422,380
4.390%	08/15/37	756	816,486
4.540%	08/15/47	152	162,161
4.906%	04/02/30	935	1,099,153
Bunge Ltd. Finance Corp.,
Gtd. Notes
1.630%	08/17/25(a)	835	837,613
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.125%	07/26/24	493	520,744
3.500%	07/26/26	720	778,860
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.100%	05/01/30	546	562,902
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
3.875%	08/21/42	388	$437,327
4.375%	11/15/41(a)	230	279,895
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	120	149,665
7.000%	08/04/41	105	134,431
			10,025,563
Airlines — 0.1%
Air Canada 2015-2 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.750%	06/15/29	157	152,589
Air Canada 2017-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.550%	07/15/31(a)	206	168,371
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	117	95,894
American Airlines Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/22	10	6,802
British Airways 2018-1 Class A Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
4.125%	03/20/33	249	203,978
British Airways 2018-1 Class AA Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
3.800%	03/20/33	62	60,778
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	115	113,131
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25	252	247,244
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	24	22,656
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	282	282,228
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	19	19,531
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	76	74,531
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28	126	118,770
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30(a)	807	766,410
United Airlines Holdings, Inc.,
Gtd. Notes
5.000%	02/01/24(a)	131	115,157
			2,448,070

A21

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Apparel — 0.1%
NIKE, Inc.,
Sr. Unsec’d. Notes
3.250%	03/27/40	687	$784,487
3.375%	03/27/50	60	69,869
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27	175	184,516
			1,038,872
Auto Manufacturers — 0.9%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	10/01/27	105	108,148
5.000%	10/01/24	195	196,828
5.875%	06/01/29(a)	660	713,627
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%
0.600%(c)	06/11/21	320	320,096
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.370%
0.613%(c)	05/10/23	410	408,717
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.540%
0.773%(c)	06/27/22	350	351,211
BMW Finance NV (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.790%
1.047%(c)	08/12/22	330	331,645
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.530%
0.798%(c)	04/14/22	340	340,086
Cummins, Inc.,
Sr. Unsec’d. Notes
1.500%	09/01/30(a)	435	426,076
2.600%	09/01/50	190	188,917
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.900%
1.180%(c)	02/15/22	250	250,745
Gtd. Notes, 144A
2.550%	08/15/22	435	449,246
Ford Motor Co.,
Sr. Unsec’d. Notes
9.000%	04/22/25	770	882,176
9.625%	04/22/30	20	25,834
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.810%
1.114%(c)	04/05/21	400	394,049
Sr. Unsec’d. Notes
3.370%	11/17/23(a)	400	393,842
3.470%	04/05/21(a)	400	400,249
4.063%	11/01/24	560	558,918
4.125%	08/17/27	200	194,373
4.271%	01/09/27	200	196,012
4.542%	08/01/26(a)	1,330	1,324,485
5.125%	06/16/25	200	206,139
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26	1,325	1,311,750
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
General Motors Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
1.150%(c)	09/10/21	400	$399,892
Sr. Unsec’d. Notes
4.875%	10/02/23(a)	425	462,870
5.200%	04/01/45	220	236,929
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%
1.118%(c)	04/09/21	400	399,800
Gtd. Notes
5.250%	03/01/26	40	45,113
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
1.349%(c)	11/06/21	170	170,040
Sr. Unsec’d. Notes
1.700%	08/18/23	680	681,608
2.750%	06/20/25	1,215	1,244,616
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN, 3 Month LIBOR + 0.940%
1.181%(c)	03/02/21	100	99,905
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.000%)
1.217%(c)	07/08/21	870	869,699
Sr. Unsec’d. Notes, 144A
1.250%	09/18/23	620	618,797
1.800%	10/15/25	220	218,933
2.375%	10/15/27	335	334,647
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.630%
0.857%(c)	09/21/21	290	286,474
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.650%
0.916%(c)	07/13/22	420	409,541
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.690% (Cap N/A, Floor 0.000%)
0.923%(c)	09/28/22	600	582,647
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.890%
1.156%(c)	01/13/22	190	187,139
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.770%
1.024%(c)	11/13/20	250	250,178
Gtd. Notes, 144A, 3 Month LIBOR + 0.860%
1.083%(c)	09/24/21	200	200,704
Gtd. Notes, 144A, 3 Month LIBOR + 0.940%
1.197%(c)	11/12/21	350	351,487
Gtd. Notes, 144A
2.700%	09/26/22	729	755,721
3.200%	09/26/26	1,000	1,094,601
			19,874,510
Auto Parts & Equipment — 0.4%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26(a)	610	581,025
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26	915	980,377

A22

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
9.000%	04/15/25	320	$354,393
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25(a)	1,459	1,443,692
6.250%	03/15/26	130	125,951
6.500%	04/01/27(a)	492	475,845
Clarios Global LP,
Sr. Sec’d. Notes, 144A
6.750%	05/15/25	175	184,568
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.250%	05/15/26(a)	740	775,923
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26	505	353,116
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
6.500%	06/01/26(a)	415	432,856
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27(a)	540	553,804
Delphi Technologies PLC,
Gtd. Notes, 144A
5.000%	10/01/25	535	612,974
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.000%	05/31/26	144	139,724
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, 144A, Cash coupon 4.750% or PIK 5.500%
4.750%	09/15/26	200	203,552
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26(a)	265	194,512
5.375%	12/15/24	30	22,979
			7,435,291
Banks — 5.2%
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.570%
0.821%(c)	08/27/21	230	230,954
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.263%(ff)	04/10/25	531	570,737
4.750%	10/12/23	560	607,045
Banco Bilbao Vizcaya Argentaria SA (Spain),
Sr. Unsec’d. Notes
1.125%	09/18/25	400	397,320
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
2.706%	06/27/24	1,200	1,269,124
3.125%	02/23/23	1,000	1,047,143
3.490%	05/28/30	200	218,364
Bank of America Corp.,
Sr. Unsec’d. Notes
3.419%(ff)	12/20/28	267	297,334
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	410	$459,438
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.180%
1.451%(c)	10/21/22	90	90,923
Sr. Unsec’d. Notes, MTN
2.676%(ff)	06/19/41	505	514,159
2.884%(ff)	10/22/30	1,760	1,891,845
3.705%(ff)	04/24/28	2,141	2,417,200
3.824%(ff)	01/20/28	4,330	4,903,140
3.974%(ff)	02/07/30	550	637,475
Sub. Notes, MTN, Series L
4.183%	11/25/27	1,250	1,432,918
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.570%
0.803%(c)	03/26/22(a)	460	462,662
Sub. Notes
3.803%(ff)	12/15/32	90	100,149
Bank of Nova Scotia (The) (Canada),
Sub. Notes
4.500%	12/16/25	55	63,544
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A
2.375%	11/21/24	763	806,049
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
1.710%(c)	02/15/23	340	341,017
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.625%
1.898%(c)	01/10/23	200	201,184
Sr. Unsec’d. Notes
2.645%(ff)	06/24/31	210	209,516
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.380%
1.660%(c)	05/16/24	200	200,862
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26	500	515,558
Sr. Unsec’d. Notes, 144A, MTN
3.800%	01/10/24	558	603,921
Sub. Notes, 144A
2.588%(ff)	08/12/35	345	334,780
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.375%	01/14/25	1,724	1,797,304
Sub. Notes, 144A
5.150%	07/21/24	960	1,074,453
Sub. Notes, 144A, MTN
4.500%	03/15/25	820	907,792
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes, Secured Overnight Financing Rate + 0.800%
0.871%(c)	03/17/23	120	120,875
Capital One NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.150%
1.418%(c)	01/30/23	250	251,579
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.750%	02/16/24(a)	425	437,883
5.000%	08/15/22	175	180,542

A23

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Citibank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.530%
0.798%(c)	02/19/22	250	$250,345
Citigroup, Inc.,
Jr. Sub. Notes, Series P
5.950%(ff)	—(rr)	320	335,441
Sr. Unsec’d. Notes, Secured Overnight Financing Rate + 0.870%
0.949%(c)	11/04/22	120	120,384
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%
1.214%(c)	07/24/23	340	342,325
Sr. Unsec’d. Notes
2.976%(ff)	11/05/30	2,066	2,227,823
3.520%(ff)	10/27/28(a)	3,277	3,641,520
3.668%(ff)	07/24/28	1,650	1,851,869
3.887%(ff)	01/10/28	540	610,923
Sub. Notes
4.300%	11/20/26	900	1,028,581
5.300%	05/06/44	50	66,078
Commonwealth Bank of Australia (Australia),
Sub. Notes, 144A
4.500%	12/09/25	785	888,637
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.750%	07/21/26	470	524,523
Credit Agricole Corporate & Investment Bank SA (France),
Bank Gtd. Notes, MTN, 3 Month LIBOR + 0.625% (Cap N/A, Floor 0.625%)
0.924%(c)	10/03/21	450	450,000
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	1,225	1,248,682
3.250%	10/04/24	960	1,036,106
4.125%	01/10/27	520	593,532
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 1.200%
1.449%(c)	12/14/23	250	251,747
Sr. Unsec’d. Notes, 144A
2.593%(ff)	09/11/25(a)	1,437	1,499,301
4.207%(ff)	06/12/24	2,419	2,611,174
4.282%	01/09/28	1,506	1,708,797
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.171%(ff)	12/08/23	200	200,146
1.621%(ff)	09/11/26	275	272,690
3.244%(ff)	12/20/25	484	515,042
5.000%(ff)	01/12/23	960	1,004,498
5.375%	01/12/24	528	594,390
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%
1.539%(c)	02/04/21	150	149,852
Sr. Unsec’d. Notes
2.222%(ff)	09/18/24	830	835,388
4.250%	10/14/21	235	241,458
DNB Bank ASA (Norway),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.620%
0.861%(c)	12/02/22	370	372,440
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Federation des Caisses Desjardins du Quebec (Canada),
Sr. Unsec’d. Notes, 144A
2.050%	02/10/25	537	$560,351
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38	70	115,052
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series P
5.000%(ff)	—(a)(rr)	380	363,866
Sr. Unsec’d. Notes
3.500%	04/01/25	2,260	2,491,330
3.691%(ff)	06/05/28	2,635	2,953,864
3.800%	03/15/30	1,217	1,400,879
3.814%(ff)	04/23/29	326	371,091
3.850%	01/26/27	1,217	1,367,519
4.017%(ff)	10/31/38	345	402,675
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.000%
1.264%(c)	07/24/23	390	392,657
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.013%(ff)	09/22/28	1,305	1,290,772
2.357%(ff)	08/18/31	430	425,885
2.848%(ff)	06/04/31	750	774,961
4.292%(ff)	09/12/26	916	1,021,664
4.950%	03/31/30(a)	882	1,062,859
Sub. Notes
7.625%	05/17/32	280	397,036
Lloyds Bank PLC (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.490%
0.732%(c)	05/07/21	310	310,718
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.450%
0.699%(c)	08/06/21	60	60,159
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 1.350%
1.583%(c)	03/27/24	280	282,184
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
0.948%(c)	03/07/22	230	231,532
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.790%
1.035%(c)	07/25/22	190	191,231
Sr. Unsec’d. Notes
2.193%	02/25/25	1,907	1,996,860
3.751%	07/18/39	300	345,409
3.761%	07/26/23	1,030	1,114,931
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.630%
0.880%(c)	05/25/24	625	623,426
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.790%
1.038%(c)	03/05/23	200	201,167
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.850%
1.099%(c)	09/13/23	200	200,895
Sr. Unsec’d. Notes
1.241%(ff)	07/10/24	760	766,051
1.979%(ff)	09/08/31	298	295,293
2.226%(ff)	05/25/26	1,336	1,390,083

A24

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
2.721%(ff)	07/16/23(a)	714	$739,274
Morgan Stanley,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.180%
1.452%(c)	01/20/22	180	180,495
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	1,133	1,209,518
3.772%(ff)	01/24/29	560	638,769
3.875%	01/27/26	930	1,057,176
Sr. Unsec’d. Notes, MTN, Secured Overnight Financing Rate + 0.830%
0.903%(c)	06/10/22	260	260,827
Sr. Unsec’d. Notes, MTN
2.720%(ff)	07/22/25	2,008	2,133,560
3.591%(ff)	07/22/28	1,470	1,649,303
3.622%(ff)	04/01/31	774	887,551
Sub. Notes, MTN
3.950%	04/23/27(a)	400	452,150
MUFG Union Bank NA,
Sr. Unsec’d. Notes, Secured Overnight Financing Rate + 0.710%
0.783%(c)	12/09/22	250	250,853
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.580%
0.807%(c)	09/20/21	250	251,099
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.710%
0.959%(c)	11/04/21	300	301,869
Sub. Notes, 144A, MTN
3.933%(ff)	08/02/34	265	294,402
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.073%(ff)	05/22/28(a)	405	427,170
4.269%(ff)	03/22/25	1,978	2,149,671
Sub. Notes
6.000%	12/19/23	30	33,671
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.375%	05/21/23	765	786,527
Northern Trust Corp.,
Sub. Notes
3.375%(ff)	05/08/32	140	152,826
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.660%
0.940%(c)	11/15/21	200	201,066
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.645%
0.894%(c)	12/12/22	310	312,507
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.625%	10/16/24	555	573,391
Sub. Notes, 144A
4.750%	11/24/25	1,000	1,095,941
Sub. Notes, 144A, MTN
3.653%(ff)	07/08/35	370	372,746
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.744%(ff)	09/10/22	245	248,867
2.819%(ff)	01/30/26(a)	765	792,172
4.247%(ff)	01/20/23	260	269,553
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
4.644%(ff)	04/01/31	228	$262,637
State Street Corp.,
Sr. Unsec’d. Notes
4.141%(ff)	12/03/29	512	618,654
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.740%
1.012%(c)	10/18/22	540	543,092
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.110%
1.378%(c)	07/14/21	70	70,468
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.140%
1.412%(c)	10/19/21	390	393,530
Sr. Unsec’d. Notes
1.474%	07/08/25(a)	470	478,071
2.130%	07/08/30	445	451,476
2.348%	01/15/25(a)	707	744,093
2.696%	07/16/24	1,808	1,923,259
3.040%	07/16/29	265	288,102
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.270%
0.516%(c)	03/17/21	300	300,269
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.530%
0.776%(c)	12/01/22	370	372,768
Truist Bank,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.590%
0.841%(c)	08/02/22	170	170,376
Sub. Notes
3.300%	05/15/26(a)	400	448,586
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	420	419,887
3.126%(ff)	08/13/30	498	551,019
4.125%	09/24/25	445	507,084
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41(a)	410	426,315
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	1,495	1,560,190
2.406%(ff)	10/30/25	1,907	1,999,997
2.572%(ff)	02/11/31	1,405	1,469,607
3.196%(ff)	06/17/27	2,055	2,233,718
3.584%(ff)	05/22/28	919	1,026,825
Sub. Notes
5.375%	11/02/43	130	171,151
Sub. Notes, MTN
4.100%	06/03/26	160	180,135
4.400%	06/14/46	195	231,084
4.750%	12/07/46(a)	38	47,153
Westpac Banking Corp. (Australia),
Sub. Notes
4.421%	07/24/39	70	85,807
Sub. Notes, GMTN
4.322%(ff)	11/23/31	480	541,500
			110,710,688

A25

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	155	$189,909
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.375%	04/15/38	1,021	1,180,144
4.439%	10/06/48	503	585,123
4.500%	06/01/50	1,709	2,045,698
4.600%	04/15/48	500	600,808
4.900%	01/23/31	330	413,512
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
2.500%	06/01/40(a)	643	675,176
2.600%	06/01/50(a)	721	736,372
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
1.850%	09/01/32	160	160,312
2.750%	01/22/30(a)	340	366,405
Constellation Brands, Inc.,
Gtd. Notes
3.150%	08/01/29	264	288,735
Sr. Unsec’d. Notes
3.750%	05/01/50	56	62,274
Diageo Capital PLC (United Kingdom),
Gtd. Notes
2.000%	04/29/30	315	324,610
Fomento Economico Mexicano SAB de CV (Mexico),
Sr. Unsec’d. Notes
3.500%	01/16/50	460	485,877
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.800%	05/01/50	365	418,115
4.597%	05/25/28	320	384,805
4.985%	05/25/38	160	207,330
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.500%	03/19/40	60	70,777
3.600%	08/13/42	50	59,322
			9,255,304
Biotechnology — 0.2%
Advanz Pharma Corp. Ltd. (Canada),
Sr. Sec’d. Notes
8.000%	09/06/24	16	15,559
Amgen, Inc.,
Sr. Unsec’d. Notes
2.300%	02/25/31	138	144,400
3.150%	02/21/40	455	482,966
3.375%	02/21/50	565	608,479
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30	116	118,533
3.150%	05/01/50(a)	402	394,967
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Biotechnology (cont’d.)
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
1.200%	10/01/27	260	$260,924
1.650%	10/01/30	430	429,010
2.600%	10/01/40	280	277,220
2.800%	10/01/50	365	359,189
4.000%	09/01/36	480	580,146
4.800%	04/01/44	130	167,311
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/50(a)	345	323,218
Royalty Pharma PLC,
Gtd. Notes, 144A
1.200%	09/02/25	510	508,417
			4,670,339
Building Materials — 0.1%
American Woodmark Corp.,
Gtd. Notes, 144A
4.875%	03/15/26	175	177,080
Builders FirstSource, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	06/01/27	100	107,115
Carrier Global Corp.,
Sr. Unsec’d. Notes, 144A
2.242%	02/15/25	230	239,878
2.493%	02/15/27	168	175,903
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	320	334,490
Masco Corp.,
Sr. Unsec’d. Notes
6.500%	08/15/32	145	182,739
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28	265	282,900
PGT Innovations, Inc.,
Gtd. Notes, 144A
6.750%	08/01/26	5	5,328
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28(a)	1,130	1,173,818
5.000%	02/15/27	35	36,422
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.125%	06/01/25	115	116,697
5.250%	01/15/29	4	4,163
			2,836,533
Chemicals — 0.3%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
2.700%	05/15/40	450	478,436
2.800%	05/15/50	85	89,671

A26

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes, 144A
4.750%	06/15/27	305	$314,116
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34	125	147,600
Chemours Co. (The),
Gtd. Notes
6.625%	05/15/23(a)	260	263,396
7.000%	05/15/25(a)	1,108	1,126,351
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23	22	20,352
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.100%	11/15/30(a)	400	394,123
4.550%	11/30/25	270	314,266
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.710%
0.990%(c)	11/15/20	230	230,202
Sr. Unsec’d. Notes
5.319%	11/15/38	80	101,585
INEOS Group Holdings SA (Luxembourg),
Sec’d. Notes, 144A
5.625%	08/01/24(a)	250	252,690
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes
4.450%	09/26/28	35	41,061
5.000%	09/26/48	70	87,247
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.050%	11/15/27(a)	318	354,125
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25	580	568,939
5.250%	06/01/27(a)	647	608,225
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35	175	201,813
5.250%	01/15/45	20	25,348
OCI NV (Netherlands),
Sr. Sec’d. Notes, 144A
5.250%	11/01/24	200	206,152
Olin Corp.,
Sr. Unsec’d. Notes
5.625%	08/01/29	155	152,512
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.300%	05/15/50	355	376,498
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.375%	09/01/25	5	4,981
Tronox, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26	120	120,188
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96	90	$120,654
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25	45	38,899
			6,639,430
Commercial Services — 0.6%
ADT Security Corp. (The),
Sr. Sec’d. Notes
4.125%	06/15/23	115	120,435
Sr. Sec’d. Notes, 144A
4.875%	07/15/32	150	153,218
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23	301	158,548
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	41	43,591
Sr. Unsec’d. Notes, 144A
9.750%	07/15/27	42	45,677
Ashtead Capital, Inc. (United Kingdom),
Gtd. Notes, 144A
4.000%	05/01/28	315	326,812
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.250%	03/15/25	236	214,603
5.750%	07/15/27(a)	274	246,729
6.375%	04/01/24	275	261,414
Brink’s Co. (The),
Gtd. Notes, 144A
5.500%	07/15/25	274	285,395
Duke University,
Unsec’d. Notes, Series 2020
2.832%	10/01/55	350	366,428
Gartner, Inc.,
Gtd. Notes, 144A
4.500%	07/01/28(a)	335	350,631
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/30	224	239,512
3.200%	08/15/29(a)	561	612,131
4.150%	08/15/49	90	105,188
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27	864	892,815
Hertz Corp. (The),
Gtd. Notes
6.250%	10/15/22(d)	85	39,110
Gtd. Notes, 144A
5.500%	10/15/24(d)	594	273,072
6.000%	01/15/28(d)	80	36,283
7.125%	08/01/26(d)	270	122,864
Sec’d. Notes, 144A
7.625%	06/01/22(d)	120	110,194

A27

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24(a)	474	$486,933
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	970	971,208
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
6.250%	01/15/28(a)	320	326,198
Sr. Sec’d. Notes, 144A
5.250%	04/15/24	70	73,124
5.750%	04/15/26(a)	372	397,666
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26	136	149,060
Sr. Sec’d. Notes, 144A
6.250%	05/15/26	169	180,929
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	04/15/25	295	324,584
Service Corp. International,
Sr. Unsec’d. Notes
4.625%	12/15/27	600	637,332
5.125%	06/01/29	405	449,051
Transurban Finance Co. Pty Ltd. (Australia),
Gtd. Notes, 144A
2.450%	03/16/31	60	61,038
Trustees of Boston University,
Sec’d. Notes, Series EE
3.173%	10/01/50	330	362,123
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31	325	329,758
4.625%	10/15/25	335	342,517
4.875%	01/15/28(a)	545	572,729
5.250%	01/15/30(a)	995	1,086,614
5.500%	05/15/27	100	106,476
Sec’d. Notes
3.875%	11/15/27	150	154,982
			12,016,972
Computers — 0.5%
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	08/20/50(a)	485	485,450
2.550%	08/20/60	250	247,947
2.650%	05/11/50(a)	885	917,093
2.950%	09/11/49	245	267,857
3.450%	02/09/45(a)	750	884,670
3.850%	05/04/43	305	379,859
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
7.125%	06/15/24	125	129,984
Sr. Sec’d. Notes, 144A
4.900%	10/01/26	606	683,362
5.300%	10/01/29	165	189,102
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers (cont’d.)
5.450%	06/15/23	50	$54,803
6.020%	06/15/26	140	164,653
6.100%	07/15/27	250	295,434
6.200%	07/15/30	340	406,662
EMC Corp.,
Sr. Unsec’d. Notes
3.375%	06/01/23(a)	455	467,978
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.680%
0.929%(c)	03/12/21	380	380,620
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%
1.024%(c)	10/05/21	440	439,929
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.700%	05/15/27	434	447,645
1.950%	05/15/30(a)	458	472,326
2.850%	05/15/40	1,591	1,681,367
Leidos, Inc.,
Gtd. Notes, 144A
2.950%	05/15/23	110	115,670
4.375%	05/15/30	110	128,705
NCR Corp.,
Gtd. Notes, 144A
5.000%	10/01/28	205	205,053
5.750%	09/01/27(a)	700	731,418
6.125%	09/01/29(a)	390	412,376
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26(a)	289	312,071
			10,902,034
Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.,
Gtd. Notes, 144A
5.500%	06/01/28	270	284,138
High Ridge Brands Co.,
Gtd. Notes, 144A
8.875%	03/15/25(d)	22	660
Revlon Consumer Products Corp.,
Gtd. Notes
6.250%	08/01/24	24	3,484
			288,282
Distribution/Wholesale — 0.1%
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25(a)	285	297,021
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	06/01/24	80	80,368
5.500%	10/15/27(a)	620	638,317
W.W. Grainger, Inc.,
Sr. Unsec’d. Notes
4.600%	06/15/45	105	134,538

A28

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Distribution/Wholesale (cont’d.)
Wolverine Escrow LLC,
Sr. Sec’d. Notes, 144A
9.000%	11/15/26	785	$647,537
Sr. Unsec’d. Notes, 144A
13.125%	11/15/27	10	7,054
			1,804,835
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.500%	01/15/25	612	596,422
3.950%	02/01/22	150	151,814
4.875%	01/16/24	150	154,782
6.500%	07/15/25	150	161,709
AIG Global Funding,
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.460%
0.685%(c)	06/25/21	130	130,344
Air Lease Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25	1,899	1,927,274
3.375%	07/01/25(a)	400	408,338
Sr. Unsec’d. Notes, MTN
2.875%	01/15/26	310	305,468
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31	125	171,006
Sr. Unsec’d. Notes
5.125%	09/30/24	139	154,949
Sub. Notes
5.750%	11/20/25(a)	980	1,100,862
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.875%	02/15/25	1,245	1,140,160
4.375%	05/01/26	450	425,964
5.125%	10/01/23	130	130,181
5.250%	05/15/24	115	115,184
5.500%	01/15/23	55	55,531
GE Capital Funding LLC,
Gtd. Notes, 144A
4.400%	05/15/30	1,235	1,327,598
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
3.373%	11/15/25	1,150	1,229,236
4.418%	11/15/35	460	484,655
Global Aircraft Leasing Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24	150	85,043
GTP Acquisition Partners I LLC,
Sec’d. Notes, 144A
3.482%	06/15/50	500	539,480
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
2.980%(cc)	12/21/65	200	100,447
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22	280	299,631
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.850%	03/26/50	260	$330,673
Navient Corp.,
Sr. Unsec’d. Notes
6.500%	06/15/22	440	448,946
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24	425	428,272
OneMain Finance Corp.,
Gtd. Notes
6.125%	03/15/24	35	36,564
6.625%	01/15/28	45	49,904
6.875%	03/15/25	340	377,536
7.125%	03/15/26	1,008	1,125,589
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.250%	08/15/22	195	195,704
Quicken Loans LLC,
Gtd. Notes, 144A
5.250%	01/15/28	164	172,752
5.750%	05/01/25	100	102,941
Visa, Inc.,
Sr. Unsec’d. Notes
2.700%	04/15/40(a)	937	1,011,006
			15,475,965
Electric — 1.9%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	430	495,821
AES Corp. (The),
Sr. Sec’d. Notes, 144A
3.300%	07/15/25	850	904,827
Alabama Power Co.,
Sr. Unsec’d. Notes
3.850%	12/01/42	95	111,529
Sr. Unsec’d. Notes, Series V
5.600%	03/15/33	85	115,519
Ameren Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/31	341	389,712
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series L
5.800%	10/01/35	73	100,637
Arizona Public Service Co.,
Sr. Unsec’d. Notes
5.050%	09/01/41	77	101,520
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.350%	08/01/28	315	362,290
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
3.700%	07/15/30	181	212,627
4.050%	04/15/25	114	130,007

A29

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	830	$862,843
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	34	37,211
Clearway Energy Operating LLC,
Gtd. Notes
5.750%	10/15/25	40	42,092
Cleveland Electric Illuminating Co. (The),
First Mortgage
5.500%	08/15/24	140	162,075
Commonwealth Edison Co.,
First Mortgage
3.000%	03/01/50	94	100,347
3.650%	06/15/46	140	163,088
3.700%	03/01/45	70	81,299
4.700%	01/15/44	170	223,832
Connecticut Light & Power Co. (The),
First Ref. Mortgage
4.300%	04/15/44	400	508,310
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.875%	06/15/47	90	105,230
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series F
5.250%	08/01/33	170	216,367
Duke Energy Carolinas LLC,
First Mortgage
3.200%	08/15/49	75	83,031
Duke Energy Florida LLC,
First Mortgage
3.800%	07/15/28	410	481,118
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	288	293,415
3.750%	05/15/46	175	204,224
Duke Energy Ohio, Inc.,
First Mortgage
2.125%	06/01/30	160	167,961
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	45	52,648
4.100%	05/15/42	100	121,532
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.532%	10/01/30	235	235,340
3.616%	08/01/27	385	409,793
Edison International,
Sr. Unsec’d. Notes
3.125%	11/15/22	605	623,271
4.125%	03/15/28	270	276,932
EDP Finance BV (Portugal),
Sr. Unsec’d. Notes, 144A
1.710%	01/24/28	1,000	995,073
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Emera US Finance LP (Canada),
Gtd. Notes
4.750%	06/15/46	563	$678,436
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28	520	578,713
4.750%	05/25/47	200	247,659
6.000%	10/07/39	200	270,491
Entergy Louisiana LLC,
First Mortgage
2.900%	03/15/51	180	188,972
4.950%	01/15/45	130	142,354
Entergy Texas, Inc.,
First Mortgage
3.450%	12/01/27	100	108,949
3.550%	09/30/49	704	793,262
Evergy Metro, Inc.,
First Mortgage, Series 2020
2.250%	06/01/30	230	243,635
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	898	966,363
Exelon Corp.,
Sr. Unsec’d. Notes
4.700%	04/15/50	324	413,488
7.600%	04/01/32(a)	110	157,765
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41	315	370,298
6.250%	10/01/39	140	173,827
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30(a)	495	502,074
Sr. Unsec’d. Notes, Series B
3.900%	07/15/27	690	756,144
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42	330	397,422
4.050%	06/01/42	205	252,732
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	560	610,224
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes
9.400%	02/01/21	130	133,862
Local Gov’t. Gtd. Notes, Series HY
8.400%	01/15/22	120	132,082
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30	120	126,652
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.250%	06/30/26	290	322,317
3.350%	11/15/27	292	325,148
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	756	813,091

A30

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37	70	$94,486
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26	375	428,845
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes
4.626%	01/15/42	139	174,664
Louisville Gas & Electric Co.,
First Mortgage
4.650%	11/15/43	55	68,428
Massachusetts Electric Co.,
Unsec’d. Notes, 144A
4.004%	08/15/46	90	106,982
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30	255	290,616
Nevada Power Co.,
General Ref. Mortgage
5.375%	09/15/40	140	182,846
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.550%
0.806%(c)	08/28/21	400	400,205
Gtd. Notes
2.250%	06/01/30	800	831,066
2.750%	05/01/25	600	648,196
2.750%	11/01/29	332	360,052
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	07/15/24	125	130,251
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27	350	370,188
7.250%	05/15/26	495	526,498
Gtd. Notes, 144A
5.250%	06/15/29	121	132,055
Sr. Sec’d. Notes, 144A
3.750%	06/15/24	1,935	2,069,361
Ohio Edison Co.,
Sr. Unsec’d. Notes
6.875%	07/15/36	45	62,775
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
3.700%	05/15/50	70	83,938
Pacific Gas & Electric Co.,
First Mortgage
3.850%	11/15/23	1,425	1,503,385
4.000%	12/01/46	410	383,941
4.450%	04/15/42	625	636,628
4.600%	06/15/43	380	381,513
PacifiCorp,
First Mortgage
2.700%	09/15/30	464	511,563
3.300%	03/15/51(a)	588	656,638
4.125%	01/15/49	212	261,920
4.150%	02/15/50	130	162,355
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	138	$143,579
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.600%	06/01/29	200	225,001
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	640	620,360
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31	105	148,726
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.700%	05/01/50	257	267,252
San Diego Gas & Electric Co.,
First Mortgage
4.300%	04/01/42	80	93,518
6.000%	06/01/26	85	103,736
First Mortgage, Series UUU
3.320%	04/15/50(a)	176	191,287
Sempra Energy,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%
0.700%(c)	03/15/21	440	440,602
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
0.775%(c)	01/15/21	40	40,001
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26	1,180	1,285,540
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30(a)	338	340,695
3.650%	02/01/50	176	181,791
First Mortgage, Series E
3.700%	08/01/25	260	289,114
First Ref. Mortgage, Series B
3.650%	03/01/28	800	881,081
First Ref. Mortgage, Series C
3.600%	02/01/45	320	326,203
4.125%	03/01/48	280	305,941
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series J
3.900%	04/01/45	315	346,140
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Sr. Sec’d. Notes
5.000%	12/30/20^	160	2
11.500%	10/01/20	150	225
Sr. Sec’d. Notes, 144A
5.000%	10/10/99^	428	214
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	90	127,095
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
1.500%	08/01/30	375	371,069
4.000%	06/15/50	180	213,913

A31

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
4.850%	12/01/48	105	$141,780
Union Electric Co.,
First Mortgage
2.950%	03/15/30	856	959,228
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
3.500%	03/15/27	285	324,849
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	225	236,344
5.500%	09/01/26	110	114,944
5.625%	02/15/27	407	429,523
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
2.600%	12/01/29	410	442,211
3.400%	06/01/30(a)	355	407,369
			40,536,209
Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
7.750%	01/15/27	1,365	1,491,168
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25	325	353,802
7.250%	06/15/28	305	334,060
			2,179,030
Electronics — 0.1%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
2.800%	06/01/50	90	96,258
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.400%	09/15/27	290	293,170
2.000%	06/30/30	160	163,077
2.950%	09/15/29(a)	513	563,238
4.200%	09/15/28	40	47,608
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	2	2,149
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	174	173,085
4.375%	02/15/30(a)	630	657,213
			1,995,798
Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27	196	211,542
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47	508	413,867
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Engineering & Construction (cont’d.)
Sydney Airport Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.375%	04/30/25	335	$354,539
			979,948
Entertainment — 0.3%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
12.000%	06/15/26	456	123,034
Sr. Sec’d. Notes, 144A
10.500%	04/24/26	169	121,680
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25	155	149,779
Sr. Sec’d. Notes, 144A
5.750%	07/01/25	187	192,668
Cedar Fair LP,
Gtd. Notes
5.250%	07/15/29	145	137,607
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op,
Gtd. Notes
5.375%	04/15/27	8	7,944
Chukchansi Economic Development Authority,
Sec’d. Notes, 144A
9.750%	05/30/20(d)	188	75,150
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23(a)	614	524,933
Sr. Sec’d. Notes, 144A
8.750%	05/01/25	155	163,926
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	02/15/23	16	14,756
Enterprise Development Authority (The),
Sr. Sec’d. Notes, 144A
12.000%	07/15/24	140	155,973
Gateway Casinos & Entertainment Ltd. (Canada),
Sec’d. Notes, 144A
8.250%	03/01/24	22	18,590
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25(a)	1,045	1,113,490
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27	405	379,387
4.875%	11/01/24	265	256,655
5.625%	03/15/26	118	113,882
Sr. Sec’d. Notes, 144A
6.500%	05/15/27	315	339,808
Scientific Games International, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	10/15/25	280	281,758

A32

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24(a)	369	$347,065
5.500%	04/15/27(a)	264	250,463
Six Flags Theme Parks, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	07/01/25(a)	590	628,185
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Canada),
Gtd. Notes, 144A
7.000%	07/15/26	414	438,808
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
3.000%	02/15/31	7	6,812
3.875%	07/15/30	325	334,771
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29(a)	518	502,136
			6,679,260
Environmental Control — 0.0%
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	07/01/25	86	88,857
GFL Environmental, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.750%	08/01/25	255	256,367
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.050%	03/01/50	300	316,575
			661,799
Food Service — 0.0%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	04/01/25(a)	315	319,394
5.000%	02/01/28(a)	390	392,685
			712,079
Foods — 0.5%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25	104	107,483
Gtd. Notes, 144A
4.625%	01/15/27	590	603,498
4.875%	02/15/30	300	313,709
7.500%	03/15/26	261	287,203
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25(a)	320	328,441
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.125%	04/24/50	57	57,331
3.950%	03/15/25	331	370,164
Conagra Brands, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
0.768%(c)	10/09/20	230	230,020
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Sr. Unsec’d. Notes
5.300%	11/01/38	40	$51,598
Dole Food Co., Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/25	64	63,882
Hershey Co. (The),
Sr. Unsec’d. Notes
2.650%	06/01/50	190	193,285
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25	310	319,726
5.875%	07/15/24	92	93,852
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29	46	51,073
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	212	231,073
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	01/30/29	1,165	1,296,187
5.000%	06/04/42	297	324,970
Gtd. Notes, 144A
4.625%	10/01/39	55	58,400
Kroger Co. (The),
Sr. Unsec’d. Notes
3.875%	10/15/46	340	384,008
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26(a)	570	594,518
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.750%	04/13/30	320	348,037
New Albertsons LP,
Sr. Unsec’d. Notes
7.750%	06/15/26	11	12,210
8.000%	05/01/31	262	304,821
Sr. Unsec’d. Notes, MTN, Series C
6.625%	06/01/28	126	136,080
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25	225	229,571
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30	105	108,001
5.000%	08/15/26	564	578,290
5.500%	12/15/29(a)	295	316,564
5.625%	01/15/28	5	5,297
5.750%	03/01/27	440	462,413
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	10/15/30	100	100,526
Sysco Corp.,
Gtd. Notes
3.300%	02/15/50(a)	623	585,728

A33

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.550%	06/02/27	797	$899,899
4.550%	06/02/47	55	69,356
4.875%	08/15/34	70	91,201
5.150%	08/15/44	55	72,604
			10,281,019
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	837	898,442
5.750%	05/20/27	67	74,061
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
5.000%	03/23/35	300	377,696
Atmos Energy Corp.,
Sr. Unsec’d. Notes
1.500%	01/15/31	630	626,479
3.000%	06/15/27	290	322,489
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29	410	451,995
4.487%	02/15/42	71	88,676
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, Series C
3.900%	11/15/49	170	195,792
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26	175	192,810
NiSource, Inc.,
Sr. Unsec’d. Notes
0.950%	08/15/25	750	748,986
2.950%	09/01/29	610	662,033
5.800%	02/01/42	224	312,041
ONE Gas, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	70	72,651
Southern Co. Gas Capital Corp.,
Gtd. Notes, Series 20-A
1.750%	01/15/31(a)	1,030	1,019,618
			6,043,769
Hand/Machine Tools — 0.0%
Colfax Corp.,
Gtd. Notes, 144A
6.000%	02/15/24	76	78,970
Healthcare-Products — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.750%	11/30/36	220	294,718
4.900%	11/30/46	327	461,723
Avantor Funding, Inc.,
Gtd. Notes, 144A
4.625%	07/15/28	675	699,770
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24(a)	370	$386,770
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30	780	829,285
4.550%	03/01/39	183	228,345
DH Europe Finance II Sarl,
Gtd. Notes
3.250%	11/15/39	70	77,730
3.400%	11/15/49	35	39,816
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
4.375%	09/15/27	270	279,990
Hologic, Inc.,
Gtd. Notes, 144A
4.375%	10/15/25	575	587,581
Teleflex, Inc.,
Gtd. Notes
4.625%	11/15/27	155	163,340
4.875%	06/01/26	70	72,220
			4,121,288
Healthcare-Services — 1.3%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23	41	41,259
6.500%	03/01/24	160	164,111
Aetna, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/47	366	407,333
4.125%	11/15/42	286	325,919
6.750%	12/15/37	70	100,873
Air Medical Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23	70	70,000
Anthem, Inc.,
Sr. Unsec’d. Notes
2.875%	09/15/29	567	612,380
4.625%	05/15/42	101	126,636
4.650%	01/15/43	101	127,084
Centene Corp.,
Sr. Unsec’d. Notes
3.375%	02/15/30	200	207,162
4.250%	12/15/27	179	187,249
4.625%	12/15/29(a)	1,940	2,090,985
4.750%	01/15/25	83	85,313
Sr. Unsec’d. Notes, 144A
5.250%	04/01/25	201	208,938
5.375%	06/01/26	322	339,781
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes
6.250%	03/31/23(a)	545	532,419
Sr. Sec’d. Notes, 144A
8.000%	03/15/26	43	42,194

A34

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31(a)	600	$578,023
4.625%	06/01/30	315	322,273
Encompass Health Corp.,
Gtd. Notes
4.500%	02/01/28	640	643,691
5.750%	11/01/24	345	345,372
5.750%	09/15/25	140	144,359
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	4,005	4,078,771
5.375%	02/01/25(a)	1,153	1,262,279
5.625%	09/01/28	269	307,893
5.875%	05/01/23	228	248,194
5.875%	02/15/26	2,431	2,722,143
Sr. Sec’d. Notes
4.500%	02/15/27	2,327	2,619,536
5.125%	06/15/39	70	84,116
5.250%	06/15/26	320	372,920
5.500%	06/15/47	205	253,764
IQVIA, Inc.,
Gtd. Notes, 144A
5.000%	10/15/26	265	277,054
5.000%	05/15/27	740	775,623
New York and Presbyterian Hospital (The),
Unsec’d. Notes
2.256%	08/01/40	420	411,088
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%
8.500%	12/01/22	151	153,701
Tenet Healthcare Corp.,
Sec’d. Notes
5.125%	05/01/25	261	263,360
Sec’d. Notes, 144A
6.250%	02/01/27	635	654,982
Sr. Sec’d. Notes
4.625%	07/15/24	1,418	1,422,781
Sr. Sec’d. Notes, 144A
4.625%	09/01/24	49	49,306
4.875%	01/01/26	1,546	1,565,665
5.125%	11/01/27	137	140,864
Sr. Unsec’d. Notes
6.750%	06/15/23(a)	375	394,843
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40	858	900,273
2.900%	05/15/50	440	461,251
3.500%	08/15/39	350	402,120
4.625%	07/15/35	70	91,640
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
2.650%	10/15/30	580	576,190
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	08/15/26	115	$124,453
			28,318,164
Holding Companies-Diversified — 0.1%
CK Hutchison International 19 Ltd. (United Kingdom),
Gtd. Notes, 144A
3.250%	04/11/24	524	559,766
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36	598	645,449
			1,205,215
Home Builders — 0.1%
Lennar Corp.,
Gtd. Notes
5.000%	06/15/27	355	400,574
5.250%	06/01/26	265	298,041
5.875%	11/15/24	45	50,211
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27	145	164,160
Toll Brothers Finance Corp.,
Gtd. Notes
3.800%	11/01/29	160	169,486
			1,082,472
Home Furnishings — 0.1%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	814	844,417
5.625%	10/15/23	415	421,490
			1,265,907
Household Products/Wares — 0.2%
ACCO Brands Corp.,
Gtd. Notes, 144A
5.250%	12/15/24(a)	302	309,405
Central Garden & Pet Co.,
Gtd. Notes
5.125%	02/01/28(a)	545	575,292
6.125%	11/15/23	75	76,475
Clorox Co. (The),
Sr. Unsec’d. Notes
1.800%	05/15/30	502	515,097
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.100%	03/26/30	367	419,734
Prestige Brands, Inc.,
Gtd. Notes, 144A
5.125%	01/15/28	180	186,295
6.375%	03/01/24(a)	220	226,531
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A
3.000%	06/26/27	210	232,603

A35

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Household Products/Wares (cont’d.)
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	687	$709,427
6.125%	12/15/24	190	195,383
Gtd. Notes, 144A
5.000%	10/01/29	391	406,392
			3,852,634
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%	04/01/26	1,220	1,299,065
4.875%	06/01/25	5	5,391
5.875%	04/01/36	175	201,176
			1,505,632
Insurance — 0.3%
Aflac, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/46	612	708,400
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.520%
0.747%(c)	09/20/21	230	229,470
Sub. Notes, 144A
3.200%	09/16/40	200	206,218
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32	130	195,452
American International Group, Inc.,
Sr. Unsec’d. Notes
3.875%	01/15/35	437	501,720
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.200%	08/15/48	967	1,234,048
Cincinnati Financial Corp.,
Sr. Unsec’d. Notes
6.920%	05/15/28	160	212,004
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
1.400%	07/07/25	480	490,266
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
6.100%	10/01/41	45	63,373
Intact US Holdings, Inc.,
Gtd. Notes
4.600%	11/09/22	175	184,651
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
8.500%	05/15/25	100	125,012
Manulife Financial Corp. (Canada),
Sub. Notes
4.061%(ff)	02/24/32	140	151,785
Met Tower Global Funding,
Sec’d. Notes, 144A, MTN, Secured Overnight Financing Rate + 0.550%
0.637%(c)	01/17/23	230	230,797
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42	122	$148,341
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A, MTN, Secured Overnight Financing Rate + 0.570%
0.660%(c)	01/13/23	250	250,983
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	165	185,841
4.450%	05/15/69	135	167,546
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	180	204,323
Pacific Life Insurance Co.,
Sub. Notes, 144A
4.300%(ff)	10/24/67	105	113,079
Protective Life Global Funding,
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.520%
0.753%(c)	06/28/21	180	180,513
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.375%(ff)	09/15/54	205	216,847
4.900%	09/15/44	105	133,024
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
2.550%	04/27/50	160	156,606
			6,290,299
Internet — 0.3%
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.900%	08/15/40	450	431,488
2.250%	08/15/60	190	179,053
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50(a)	538	548,772
2.700%	06/03/60(a)	535	550,914
3.875%	08/22/37	885	1,101,811
Cogent Communications Group, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	03/01/22	350	357,285
eBay, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.870%
1.138%(c)	01/30/23	240	242,279
MYT Holding LLC,
Sr. Sec’d. Notes, 144A
7.500%	09/25/25	44	43,862
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28(a)	345	387,529
5.875%	02/15/25	31	35,005
5.875%	11/15/28	276	329,306
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30(a)	1,450	1,652,595
5.375%	11/15/29	165	194,280

A36

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
Photo Holdings Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	10/01/26	270	$248,314
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.430%
0.681%(c)	11/01/21	120	120,405
			6,422,898
Investment Companies — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.750%	09/15/24	165	166,829
6.250%	05/15/26	83	86,712
			253,541
Iron/Steel — 0.0%
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
7.875%	08/15/23	20	20,415
Nucor Corp.,
Sr. Unsec’d. Notes
2.000%	06/01/25	300	313,508
6.400%	12/01/37	70	101,549
United States Steel Corp.,
Sr. Sec’d. Notes, 144A
12.000%	06/01/25	180	191,644
Vale Overseas Ltd. (Brazil),
Gtd. Notes
3.750%	07/08/30	220	226,212
			853,328
Leisure Time — 0.1%
Constellation Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	09/15/25	15	12,497
Royal Caribbean Cruises Ltd.,
Sr. Sec’d. Notes, 144A
10.875%	06/01/23	300	334,571
11.500%	06/01/25(a)	310	360,124
Vista Outdoor, Inc.,
Gtd. Notes
5.875%	10/01/23	342	343,116
			1,050,308
Lodging — 0.4%
Boyd Gaming Corp.,
Gtd. Notes
6.000%	08/15/26	220	227,686
6.375%	04/01/26	169	175,713
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.250%	09/01/24	80	80,345
4.875%	01/15/30	93	95,848
5.125%	05/01/26	765	784,620
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25	289	$291,646
4.875%	04/01/27	423	435,031
Marriott International, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
0.898%(c)	03/08/21	70	69,714
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25	250	278,422
Sr. Unsec’d. Notes, Series Y, 3 Month LIBOR + 0.600%
0.846%(c)	12/01/20	230	229,573
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes
6.500%	09/15/26(a)	660	674,046
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26(a)	1,556	1,555,988
5.750%	06/15/25(a)	648	679,115
6.000%	03/15/23	45	46,725
6.750%	05/01/25	250	262,106
Station Casinos LLC,
Gtd. Notes, 144A
4.500%	02/15/28	85	78,621
5.000%	10/01/25(a)	260	255,636
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes
5.750%(cc)	04/01/27	68	69,844
6.350%(cc)	10/01/25	84	88,263
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
4.250%	05/30/23	425	403,419
5.500%	03/01/25	680	652,405
			7,434,766
Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26	75	77,972
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.300%
0.548%(c)	03/08/21	240	240,252
Sr. Unsec’d. Notes, MTN, Series I, 3 Month LIBOR + 0.390%
0.670%(c)	05/17/21	350	350,822
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25	5	4,963
			674,009
Machinery-Diversified — 0.1%
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30(a)	641	733,012
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.400%
0.648%(c)	06/07/21	216	216,412

A37

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified (cont’d.)
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.490%
0.739%(c)	06/13/22	180	$180,852
Otis Worldwide Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%
0.754%(c)	04/05/23	200	199,849
Vertical US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27	400	415,714
Welbilt, Inc.,
Gtd. Notes
9.500%	02/15/24	50	51,206
			1,797,045
Media — 2.2%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28(a)	900	873,948
7.500%	05/15/26	1,505	1,592,653
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25	59	61,005
5.000%	04/01/24(a)	410	419,150
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30	942	997,249
5.000%	02/01/28	1,369	1,438,435
5.125%	05/01/27	3,265	3,435,096
5.750%	02/15/26(a)	2,465	2,562,631
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.800%	04/01/31	620	643,426
3.700%	04/01/51	365	360,979
3.750%	02/15/28	520	574,653
4.800%	03/01/50	1,101	1,259,388
5.375%	05/01/47	90	106,713
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
9.250%	02/15/24(a)	1,170	1,134,558
Sr. Sec’d. Notes, 144A
5.125%	08/15/27	1,230	1,179,516
Comcast Corp.,
Gtd. Notes
1.950%	01/15/31(a)	340	349,125
2.350%	01/15/27	1,300	1,395,832
2.450%	08/15/52	1,090	1,016,565
3.200%	07/15/36	1,002	1,109,621
3.250%	11/01/39	250	277,779
3.400%	04/01/30	744	857,440
3.750%	04/01/40	746	875,990
4.049%	11/01/52	187	229,461
4.600%	10/15/38	315	401,752
Cox Communications, Inc.,
Gtd. Notes, 144A
1.800%	10/01/30	100	98,844
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Sr. Unsec’d. Notes, 144A
4.800%	02/01/35	536	$670,108
CSC Holdings LLC,
Gtd. Notes, 144A
5.375%	02/01/28	500	530,019
6.500%	02/01/29(a)	783	873,002
Sr. Unsec’d. Notes
5.250%	06/01/24	393	421,437
5.875%	09/15/22	50	52,875
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sr. Sec’d. Notes, 144A
5.375%	08/15/26	697	493,213
Discovery Communications LLC,
Gtd. Notes
3.625%	05/15/30(a)	365	404,435
3.950%	03/20/28	165	187,474
4.950%	05/15/42	65	75,674
5.200%	09/20/47(a)	320	382,003
Gtd. Notes, 144A
4.000%	09/15/55	96	97,097
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	48	48,841
5.875%	07/15/22	57	59,084
5.875%	11/15/24(a)	3,423	3,527,893
6.750%	06/01/21	276	282,870
7.750%	07/01/26(a)	1,014	1,115,216
Entercom Media Corp.,
Gtd. Notes, 144A
7.250%	11/01/24	110	94,008
Sec’d. Notes, 144A
6.500%	05/01/27	85	74,363
Fox Corp.,
Sr. Unsec’d. Notes
3.500%	04/08/30(a)	320	361,150
5.576%	01/25/49	75	104,249
GCI LLC,
Sr. Unsec’d. Notes
6.875%	04/15/25	15	15,532
Gray Television, Inc.,
Gtd. Notes, 144A
5.125%	10/15/24	50	51,121
5.875%	07/15/26(a)	237	245,168
7.000%	05/15/27(a)	348	377,246
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27	185	182,384
Sr. Sec’d. Notes
6.375%	05/01/26	74	77,743
Sr. Sec’d. Notes, 144A
5.250%	08/15/27	700	684,659
Meredith Corp.,
Gtd. Notes
6.875%	02/01/26(a)	750	625,285
Sr. Sec’d. Notes, 144A
6.500%	07/01/25	20	20,597

A38

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	07/15/27(a)	684	$717,441
Sr. Unsec’d. Notes, 144A
4.750%	11/01/28	309	315,180
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes
5.750%	01/15/23	54	58,080
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24(a)	554	551,090
5.875%	03/15/26	8	7,888
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.000%	08/01/27	1,055	1,101,411
5.375%	07/15/26(a)	509	530,226
5.500%	07/01/29	255	274,168
TEGNA, Inc.,
Gtd. Notes, 144A
4.625%	03/15/28	110	107,685
5.000%	09/15/29	65	64,119
5.500%	09/15/24	35	35,661
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.125%	02/15/21	210	210,807
4.500%	09/15/42	337	365,169
5.500%	09/01/41	175	212,443
5.875%	11/15/40	145	182,391
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33	262	400,220
TWDC Enterprises 18 Corp.,
Gtd. Notes, MTN
3.000%	07/30/46	155	158,335
ViacomCBS, Inc.,
Gtd. Notes
4.600%	01/15/45	470	518,796
4.850%	07/01/42	70	77,662
Jr. Sub. Notes
5.875%(ff)	02/28/57	173	175,259
6.250%(ff)	02/28/57	77	83,635
Sr. Unsec’d. Notes
4.200%	05/19/32(a)	864	987,466
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.125%	04/15/27(a)	1,128	1,187,934
5.375%	06/15/24	50	54,470
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	05/15/29(a)	820	879,889
Walt Disney Co. (The),
Gtd. Notes
2.650%	01/13/31	1,270	1,369,875
2.750%	09/01/49	253	244,316
3.500%	05/13/40(a)	334	377,098
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
7.430%	10/01/26	70	$93,595
			46,728,864
Mining — 0.3%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
5.500%	12/15/27	230	239,449
6.125%	05/15/28(a)	200	210,686
6.750%	09/30/24	400	412,834
7.000%	09/30/26	675	699,104
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
2.625%	09/10/30	200	199,109
Arconic Corp.,
Sec’d. Notes, 144A
6.125%	02/15/28	175	179,919
Sr. Sec’d. Notes, 144A
6.000%	05/15/25	216	230,520
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35	70	97,322
Constellium SE,
Gtd. Notes, 144A
6.625%	03/01/25(a)	765	783,305
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.500%	09/15/27	310	330,814
4.750%	05/15/22	34	34,800
5.125%	03/15/23	15	15,677
5.125%	05/15/24	35	37,350
Freeport-McMoRan, Inc.,
Gtd. Notes
4.125%	03/01/28	5	5,065
4.375%	08/01/28	305	315,533
5.000%	09/01/27	260	271,772
5.450%	03/15/43	430	477,020
Glencore Finance Canada Ltd. (Switzerland),
Gtd. Notes, 144A
5.550%	10/25/42	146	170,523
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
2.500%	09/01/30	540	524,553
4.000%	03/27/27	313	341,496
4.125%	05/30/23	47	50,353
4.625%	04/29/24	140	154,295
Kaiser Aluminum Corp.,
Gtd. Notes, 144A
4.625%	03/01/28	340	317,996
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30	35	34,182
5.875%	09/30/26	637	653,128
			6,786,805

A39

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing — 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25(a)	476	$356,889
7.875%	04/15/27	335	252,298
Eaton Corp.,
Gtd. Notes
4.150%	11/02/42	90	110,582
General Electric Co.,
Sr. Unsec’d. Notes
3.625%	05/01/30(a)	1,076	1,114,134
4.125%	10/09/42	175	174,837
Sr. Unsec’d. Notes, MTN
5.550%	01/05/26	140	163,541
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
3.250%	05/27/25	500	555,021
			2,727,302
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
4.250%	04/01/28(a)	464	480,524
Xerox Corp.,
Sr. Unsec’d. Notes
4.375%	03/15/23	122	125,533
			606,057
Oil & Gas — 1.5%
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22(a)	296	244,863
5.625%	06/01/23(a)	424	311,615
Apache Corp.,
Sr. Unsec’d. Notes
4.625%	11/15/25(a)	460	438,395
4.875%	11/15/27	105	99,305
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26	205	157,071
Baytex Energy Corp. (Canada),
Sr. Unsec’d. Notes, 144A
8.750%	04/01/27	20	9,061
BP Capital Markets America, Inc.,
Gtd. Notes
2.772%	11/10/50	190	174,421
3.000%	02/24/50	318	304,161
3.017%	01/16/27	515	564,632
3.543%	04/06/27	939	1,053,501
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.279%	09/19/27	210	233,152
4.375%(ff)	—(a)(rr)	480	500,258
4.875%(ff)	—(rr)	523	557,994
Callon Petroleum Co.,
Gtd. Notes
6.250%	04/15/23	29	9,398
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.375%	07/15/25	347	$335,035
Chesapeake Energy Corp.,
Gtd. Notes
8.000%	01/15/25(d)	315	11,630
Sec’d. Notes, 144A
11.500%	01/01/25(d)	250	35,173
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27	318	336,552
2.978%	05/11/40	218	235,002
Chevron USA, Inc.,
Gtd. Notes
1.018%	08/12/27	530	528,812
2.343%	08/12/50	150	141,007
Comstock Resources, Inc.,
Gtd. Notes
9.750%	08/15/26(a)	770	790,086
Gtd. Notes, 144A
7.500%	05/15/25	195	185,219
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27(a)	810	874,646
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22(a)	340	337,396
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	50	50,066
4.750%	05/31/25(a)	966	1,041,236
5.375%	05/31/25	115	119,364
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.250%	05/09/29(a)	400	449,764
EP Energy LLC/Everest Acquisition Finance, Inc.,
Sec’d. Notes, 144A
8.000%	02/15/25(d)	50	208
9.375%	05/01/24(d)	867	11,132
Sr. Sec’d. Notes, 144A
7.750%	05/15/26(d)	656	143,500
8.000%	11/29/24(d)	275	223
EQT Corp.,
Sr. Unsec’d. Notes
7.875%	02/01/25(a)	585	648,395
Equinor ASA (Norway),
Gtd. Notes
1.750%	01/22/26	120	124,501
2.375%	05/22/30	130	137,372
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.610%	10/15/30(a)	1,136	1,226,808
2.995%	08/16/39	395	417,069
3.095%	08/16/49	268	275,556
3.452%	04/15/51	150	164,712

A40

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Gulfport Energy Corp.,
Gtd. Notes
6.000%	10/15/24	225	$139,408
6.375%	05/15/25	33	20,131
6.375%	01/15/26	180	109,808
6.625%	05/01/23	130	81,250
Hess Corp.,
Sr. Unsec’d. Notes
6.000%	01/15/40	77	85,289
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	10/01/25	19	17,298
6.250%	11/01/28	85	77,850
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/23	1,890	2,039,907
5.125%	12/15/26	50	58,106
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26	60	50,211
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/31/24	84	78,763
7.125%	02/01/27	228	204,642
Sec’d. Notes, 144A
6.500%	01/15/25	918	898,700
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26	90	44,948
Nabors Industries, Inc.,
Gtd. Notes
5.750%	02/01/25	207	69,830
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.950%	08/15/47(a)	400	523,963
5.050%	11/15/44	105	137,211
5.250%	11/15/43	40	52,472
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22(d)	122	28,747
6.875%	01/15/23(d)	354	83,086
Gtd. Notes, 144A
6.250%	05/01/26(d)	577	136,287
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.000%	02/15/27	275	216,056
6.625%	09/01/30	205	188,986
8.000%	07/15/25(a)	975	980,146
8.500%	07/15/27(a)	510	513,964
8.875%	07/15/30	325	333,337
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.250%	08/15/25	745	736,942
5.375%	01/15/25	80	79,847
5.625%	10/15/27	151	150,290
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes, 144A
6.000%	02/15/28	310	$205,739
Sr. Sec’d. Notes, 144A
9.250%	05/15/25	195	200,844
Phillips 66,
Gtd. Notes
2.150%	12/15/30(a)	912	884,570
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	395	370,980
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
7.125%	01/15/26	215	139,099
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	164	119,123
5.375%	10/01/22	18	14,844
5.625%	03/01/26	53	30,072
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)	242	218,259
Gtd. Notes, 144A
9.250%	02/01/26	210	215,707
Shelf Drilling Holdings Ltd. (United Arab Emirates),
Gtd. Notes, 144A
8.250%	02/15/25	198	78,444
Shell International Finance BV (Netherlands),
Gtd. Notes
2.750%	04/06/30(a)	1,460	1,595,836
3.250%	04/06/50	120	127,151
4.550%	08/12/43	50	62,253
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24	300	164,396
6.625%	01/15/27	148	66,035
Southwestern Energy Co.,
Gtd. Notes
6.450%	01/23/25	629	609,730
7.500%	04/01/26	117	114,353
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.100%	05/15/25(a)	559	601,255
3.600%	12/01/24(a)	785	854,714
6.800%	05/15/38	50	65,180
7.875%	06/15/26	210	266,321
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.875%	01/15/23	54	54,406
5.500%	02/15/26	41	41,062
5.875%	03/15/28	16	16,437
Total Capital International SA (France),
Gtd. Notes
2.986%	06/29/41(a)	620	644,657
3.127%	05/29/50	150	155,023
3.461%	07/12/49(a)	356	388,867

A41

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Transocean Guardian Ltd.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24	225	$144,705
Transocean Pontus Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	08/01/25	378	337,545
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27	115	92,073
Transocean, Inc.,
Gtd. Notes, 144A
11.500%	01/30/27	209	83,643
Valero Energy Corp.,
Sr. Unsec’d. Notes
1.200%	03/15/24(a)	610	608,719
2.150%	09/15/27(a)	400	398,030
W&T Offshore, Inc.,
Sec’d. Notes, 144A
9.750%	11/01/23	18	12,193
Whiting Petroleum Corp., Escrow Shares,
Sr. Unsec’d. Notes
1.250%	12/31/22^(d)	49	—
WPX Energy, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/30(a)	635	625,417
5.250%	10/15/27	210	213,398
8.250%	08/01/23	121	136,426
			32,373,272
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes, 144A
6.875%	04/01/27	169	162,178
Baker Hughes Holdings LLC,
Sr. Unsec’d. Notes
5.125%	09/15/40	70	82,852
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	365	391,967
Transocean Proteus Ltd.,
Sr. Sec’d. Notes, 144A
6.250%	12/01/24	107	95,735
			732,732
Packaging & Containers — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
5.250%	08/15/27	290	295,763
6.000%	02/15/25	260	269,944
Sr. Sec’d. Notes, 144A
4.125%	08/15/26(a)	735	743,663
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27	200	203,625
Ball Corp.,
Gtd. Notes
5.250%	07/01/25	165	186,749
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/26(a)	559	$588,652
Flex Acquisition Co., Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	01/15/25	130	130,041
Graham Packaging Co., Inc.,
Gtd. Notes, 144A
7.125%	08/15/28	3	3,122
Graphic Packaging International LLC,
Gtd. Notes, 144A
4.750%	07/15/27	150	163,801
LABL Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.750%	07/15/26	1,010	1,064,923
Sr. Unsec’d. Notes, 144A
10.500%	07/15/27	135	143,657
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24	1,247	1,250,394
Sr. Unsec’d. Notes, 144A
7.250%	04/15/25(a)	340	320,005
OI European Group BV,
Gtd. Notes, 144A
4.000%	03/15/23	38	38,572
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24	145	157,196
Trivium Packaging Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26	760	786,806
			6,346,913
Pharmaceuticals — 1.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.400%	11/06/42	160	189,733
4.450%	05/14/46(a)	728	867,807
4.500%	05/14/35	270	327,819
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.350%
0.597%(c)	05/21/21	230	230,226
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.460%
0.728%(c)	11/19/21	250	250,478
Sr. Unsec’d. Notes, 144A
3.200%	11/21/29	2,097	2,307,251
4.050%	11/21/39	633	725,378
4.250%	11/21/49	333	393,480
4.550%	03/15/35	70	85,406
4.625%	10/01/42	75	90,946
4.750%	03/15/45	150	180,498
4.850%	06/15/44	75	92,378
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
1.375%	08/06/30	995	973,442
2.125%	08/06/50(a)	580	531,449
4.000%	09/18/42	40	48,828

A42

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
6.450%	09/15/37	40	$60,897
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27(a)	1,820	1,999,472
9.250%	04/01/26(a)	2,853	3,137,558
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	60	58,310
5.250%	01/30/30	60	58,981
5.500%	03/01/23	12	11,978
5.875%	05/15/23	24	23,924
6.125%	04/15/25(a)	561	574,198
7.000%	01/15/28	719	762,460
7.250%	05/30/29	63	67,923
9.000%	12/15/25	651	709,469
Sr. Sec’d. Notes, 144A
5.500%	11/01/25(a)	569	583,626
5.750%	08/15/27	93	98,990
7.000%	03/15/24	317	327,971
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%
0.855%(c)	06/25/21	200	200,221
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24	886	958,156
3.700%	06/06/27	307	348,026
3.794%	05/20/50	385	429,332
4.669%	06/06/47	105	129,645
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%
0.660%(c)	05/16/22	46	46,158
Sr. Unsec’d. Notes
3.450%	11/15/27	1,948	2,241,215
4.125%	06/15/39	55	69,519
5.000%	08/15/45	85	118,798
Cigna Corp.,
Gtd. Notes
3.050%	10/15/27	909	1,003,637
3.250%	04/15/25	300	328,773
4.375%	10/15/28	405	480,200
Gtd. Notes, Series WI, 3 Month LIBOR + 0.650%
0.896%(c)	09/17/21	580	580,095
Sr. Unsec’d. Notes
2.400%	03/15/30(a)	455	471,559
3.200%	03/15/40	335	352,850
3.400%	03/15/50	231	241,056
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40	1,675	1,602,526
4.250%	04/01/50(a)	386	452,283
4.300%	03/25/28	250	293,018
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
5.900%	08/28/28	170	196,366
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Eli Lilly & Co.,
Sr. Unsec’d. Notes
2.250%	05/15/50	826	$779,002
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	10/15/24	200	199,483
Johnson & Johnson,
Sr. Unsec’d. Notes
2.250%	09/01/50	345	339,529
3.400%	01/15/38	126	149,065
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.350%	06/24/40	165	167,343
2.450%	06/24/50	125	124,268
3.700%	02/10/45	245	295,697
Mylan NV,
Gtd. Notes
3.950%	06/15/26	170	190,959
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.750%	08/14/50	336	360,925
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27	865	905,358
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.550%	05/28/40	695	721,097
2.700%	05/28/50(a)	820	853,370
3.900%	03/15/39	205	250,377
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	717	798,361
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	515	535,840
3.175%	07/09/50	420	431,388
3.375%	07/09/60	200	209,230
5.000%	11/26/28	558	692,639
Upjohn, Inc.,
Gtd. Notes, 144A
1.650%	06/22/25	165	168,690
2.300%	06/22/27	210	216,581
2.700%	06/22/30	550	570,377
3.850%	06/22/40	90	97,218
4.000%	06/22/50	190	201,850
Zoetis, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.440%
0.693%(c)	08/20/21	100	100,051
Sr. Unsec’d. Notes
3.000%	05/15/50(a)	436	465,580
3.900%	08/20/28	385	455,095
4.500%	11/13/25	215	251,829
			36,845,511

A43

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines — 1.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24	810	$692,400
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	950	932,705
Buckeye Partners LP,
Sr. Unsec’d. Notes
3.950%	12/01/26	250	233,178
5.600%	10/15/44	210	186,478
Sr. Unsec’d. Notes, 144A
4.125%	03/01/25(a)	713	680,836
4.500%	03/01/28	145	140,079
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	100	109,939
3.302%	01/15/35	188	212,178
Cheniere Energy Partners LP,
Gtd. Notes
5.625%	10/01/26	370	384,856
Sr. Sec’d. Notes
5.250%	10/01/25	500	511,303
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25	123	112,177
6.250%	04/01/23	225	219,659
Gtd. Notes, 144A
5.625%	05/01/27	135	120,540
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23	60	59,306
4.950%	04/01/22	17	17,184
5.375%	07/15/25	667	688,582
5.625%	07/15/27	5	5,100
Gtd. Notes, 144A
6.750%	09/15/37	30	29,024
Enable Midstream Partners LP,
Sr. Unsec’d. Notes
4.950%	05/15/28	135	131,735
Enbridge, Inc. (Canada),
Gtd. Notes
3.125%	11/15/29	1,168	1,242,429
4.500%	06/10/44	320	360,467
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25(a)	1,107	1,111,757
5.000%	05/15/50	45	41,491
5.150%	02/01/43	157	144,256
5.150%	03/15/45	375	339,385
5.250%	04/15/29	415	446,306
6.250%	04/15/49	115	118,588
EnLink Midstream Partners LP,
Jr. Sub. Notes, Series C
6.000%(ff)	—(rr)	194	77,040
Sr. Unsec’d. Notes
4.150%	06/01/25(a)	507	436,164
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
4.400%	04/01/24	58	$52,202
5.600%	04/01/44	117	75,474
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	01/31/51	410	404,043
3.950%	02/15/27	245	280,006
4.450%	02/15/43	275	296,954
4.850%	08/15/42	195	220,578
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/26	245	232,597
5.500%	07/15/28	100	100,633
Sr. Unsec’d. Notes, 144A
6.000%	07/01/25	245	252,671
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.000%	05/15/23	10	9,108
6.250%	05/15/26(a)	582	485,045
7.750%	02/01/28	131	113,730
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.000%	09/15/23	210	211,051
2.600%	10/15/25	330	331,076
3.450%	10/15/27	130	132,914
Hess Midstream Operations LP,
Gtd. Notes, 144A
5.625%	02/15/26	245	249,214
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.000%	10/01/21	690	711,292
Kinder Morgan, Inc.,
Gtd. Notes
2.000%	02/15/31	1,090	1,046,884
3.250%	08/01/50(a)	365	329,466
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50	250	256,339
MPLX LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
1.342%(c)	09/09/22	60	59,976
Sr. Unsec’d. Notes
4.000%	02/15/25	105	114,573
4.000%	03/15/28(a)	520	565,706
4.500%	04/15/38	567	577,659
4.700%	04/15/48	152	153,648
5.500%	02/15/49	90	100,844
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27	52	51,410
6.000%	06/01/26	69	69,263
ONEOK, Inc.,
Gtd. Notes
3.400%	09/01/29	614	598,271
4.250%	02/01/22	171	176,553
4.450%	09/01/49	100	88,288
5.200%	07/15/48	90	86,760

A44

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.850%	01/15/26	94	$108,234
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.150%	12/15/29	275	272,287
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.800%	09/15/30	260	252,406
4.300%	01/31/43	375	318,466
4.650%	10/15/25	105	112,731
4.700%	06/15/44	125	111,771
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27	105	118,152
Sr. Sec’d. Notes, 144A
4.500%	05/15/30	196	220,577
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	85	120,111
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.300%	04/01/44	195	182,537
5.350%	05/15/45	167	154,739
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
4.750%	10/01/23	50	47,373
5.500%	09/15/24	46	43,242
5.500%	01/15/28	105	95,004
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	95	94,235
5.125%	02/01/25	228	228,113
5.875%	04/15/26(a)	1,385	1,421,311
6.500%	07/15/27	443	463,237
6.875%	01/15/29	205	219,773
Gtd. Notes, 144A
5.500%	03/01/30	130	129,281
TC PipeLines LP,
Sr. Unsec’d. Notes
4.375%	03/13/25	250	272,316
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22	130	133,823
4.150%	01/15/48	225	240,720
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.100%	04/15/30	493	569,032
4.250%	05/15/28(a)	425	490,114
4.625%	03/01/34	135	159,055
4.750%	05/15/38	45	53,308
4.875%	01/15/26	260	305,354
6.200%	10/15/37	105	141,752
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes, 144A
3.250%	05/15/30	1,090	1,174,563
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.000%	07/01/22	255	$256,573
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.600%	03/15/22	838	866,856
7.875%	09/01/21	40	42,635
			27,639,051
Real Estate — 0.0%
GAIF Bond Issuer Pty Ltd. (Australia),
Gtd. Notes, 144A
3.400%	09/30/26	248	261,557
Kennedy-Wilson, Inc.,
Gtd. Notes
5.875%	04/01/24	46	45,698
			307,255
Real Estate Investment Trusts (REITs) — 1.0%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
1.875%	02/01/33(a)	430	423,195
3.800%	04/15/26	250	286,112
4.000%	02/01/50	85	101,346
4.900%	12/15/30	392	494,696
American Tower Corp.,
Sr. Unsec’d. Notes
2.750%	01/15/27	1,502	1,617,878
2.900%	01/15/30	470	507,674
3.100%	06/15/50	90	88,803
3.700%	10/15/49	170	186,301
3.950%	03/15/29	864	995,880
5.000%	02/15/24	86	97,352
American Tower Trust,
Asset Backed, 144A
3.070%	03/15/48	100	102,289
3.652%	03/15/48	230	249,403
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
Sr. Sec’d. Notes, 144A
5.750%	05/15/26	162	128,590
CoreCivic, Inc.,
Gtd. Notes
4.625%	05/01/23	75	71,796
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/31	210	212,437
3.250%	01/15/51	100	99,227
3.300%	07/01/30	1,058	1,158,703
4.150%	07/01/50	220	251,915
Duke Realty LP,
Gtd. Notes
3.625%	04/15/23	86	91,169
ESH Hospitality, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27	540	529,343

A45

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
5.250%	05/01/25	168	$169,555
Essex Portfolio LP,
Gtd. Notes
1.650%	01/15/31	280	273,143
2.650%	09/01/50	280	261,641
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23	35	28,287
5.875%	10/15/24	20	15,300
Healthcare Trust of America Holdings LP,
Gtd. Notes
2.000%	03/15/31	380	373,321
3.100%	02/15/30	310	333,340
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31	270	286,253
3.000%	01/15/30(a)	624	673,142
3.250%	07/15/26	55	61,365
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes
3.875%	04/01/24	90	93,144
Iron Mountain, Inc.,
Gtd. Notes, 144A
4.875%	09/15/27	392	400,067
4.875%	09/15/29(a)	410	416,817
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.250%	03/15/22	82	80,411
5.250%	10/01/25	174	161,226
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.625%	05/01/24(a)	770	816,771
5.750%	02/01/27	551	593,140
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/27	140	149,074
4.300%	10/15/28	125	139,903
Prologis LP,
Sr. Unsec’d. Notes
2.125%	10/15/50	185	166,328
3.250%	10/01/26	473	533,462
Realty Income Corp.,
Sr. Unsec’d. Notes
4.650%	03/15/47	70	91,692
Regency Centers LP,
Gtd. Notes
2.950%	09/15/29	205	212,069
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
4.750%	10/15/27(a)	367	338,339
5.000%	04/15/23(a)	315	308,423
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	02/15/27	235	238,783
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Scentre Group Trust 1/Scentre Group Trust 2 (Australia),
Gtd. Notes, 144A
3.250%	10/28/25	473	$496,385
3.500%	02/12/25	140	147,835
Simon Property Group LP,
Sr. Unsec’d. Notes
3.250%	09/13/49	209	190,019
3.375%	10/01/24(a)	531	573,788
3.500%	09/01/25(a)	330	361,632
UDR, Inc.,
Gtd. Notes
3.000%	08/15/31	135	146,206
Gtd. Notes, MTN
3.200%	01/15/30	310	343,018
3.500%	07/01/27	110	120,979
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Gtd. Notes
8.250%	10/15/23	11	10,858
Sr. Sec’d. Notes, 144A
6.000%	04/15/23	296	297,676
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.750%	02/15/27	730	718,065
4.125%	08/15/30	640	629,954
4.250%	12/01/26	322	323,619
4.625%	12/01/29	70	71,529
WEA Finance LLC (France),
Gtd. Notes, 144A
2.875%	01/15/27	280	276,498
Welltower, Inc.,
Sr. Unsec’d. Notes
2.750%	01/15/31	550	565,272
3.100%	01/15/30	577	611,756
4.000%	06/01/25	460	515,275
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.000%	02/01/25(a)	350	381,733
			21,691,202
Retail — 0.8%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
5.000%	10/15/25(a)	740	758,762
Alimentation Couche-Tard, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
2.950%	01/25/30	65	70,020
3.800%	01/25/50	130	142,490
AutoZone, Inc.,
Sr. Unsec’d. Notes
4.000%	04/15/30	90	106,528
Beacon Roofing Supply, Inc.,
Gtd. Notes, 144A
4.875%	11/01/25	160	157,024
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.750%	04/20/32	888	908,125

A46

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Dollar General Corp.,
Sr. Unsec’d. Notes
4.125%	04/03/50	90	$107,047
Gap, Inc. (The),
Sr. Sec’d. Notes, 144A
8.375%	05/15/23	165	182,278
8.875%	05/15/27(a)	355	403,312
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24	150	125,108
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.125%	12/15/49	140	155,834
3.300%	04/15/40(a)	984	1,116,242
3.350%	04/15/50	250	287,977
4.200%	04/01/43	90	112,768
L Brands, Inc.,
Gtd. Notes
6.875%	11/01/35(a)	1,000	986,028
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.700%	04/15/46	825	942,229
4.550%	04/05/49	110	140,989
Macy’s, Inc.,
Sr. Sec’d. Notes, 144A
8.375%	06/15/25(a)	645	666,720
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.625%	09/01/49	690	771,034
4.200%	04/01/50	125	152,353
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG,
Sec’d. Notes, 144A
12.227%	09/24/25^(d)	98	98,255
Nordstrom, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	05/15/25	10	10,933
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
1.750%	03/15/31	40	39,623
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26(a)	439	452,648
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23	845	852,776
8.875%	06/01/25	212	219,857
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	1,597	1,635,694
QVC, Inc.,
Sr. Sec’d. Notes
4.850%	04/01/24	150	156,786
Rite Aid Corp.,
Sr. Sec’d. Notes, 144A
7.500%	07/01/25	696	685,813
8.000%	11/15/26(a)	404	403,455
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26(a)	1,333	$1,229,073
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27	295	235,600
Starbucks Corp.,
Sr. Unsec’d. Notes
3.350%	03/12/50	565	581,236
3.750%	12/01/47	175	189,439
Walmart, Inc.,
Sr. Unsec’d. Notes
3.950%	06/28/38(a)	391	488,529
Yum! Brands, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30	842	908,147
			16,480,732
Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.000%	08/28/25(a)	330	322,756
Sub. Notes, 144A, MTN
4.125%(ff)	10/18/32	250	266,422
			589,178
Semiconductors — 0.3%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
4.500%	12/05/36	140	167,292
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	975	1,079,790
Broadcom, Inc.,
Gtd. Notes
3.150%	11/15/25	617	665,393
4.150%	11/15/30(a)	930	1,044,046
Intel Corp.,
Sr. Unsec’d. Notes
3.734%	12/08/47	150	178,194
3.900%	03/25/30	270	326,084
Microchip Technology, Inc.,
Sr. Sec’d. Notes, 144A
2.670%	09/01/23	320	331,012
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/50	235	273,984
Qorvo, Inc.,
Gtd. Notes
5.500%	07/15/26(a)	380	404,264
QUALCOMM, Inc.,
Sr. Unsec’d. Notes, 144A
1.650%	05/20/32	385	381,121
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	700	728,545

A47

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	245	$252,431
			5,832,156
Software — 0.4%
CDK Global, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/27	85	89,353
5.875%	06/15/26	75	78,155
Sr. Unsec’d. Notes, 144A
5.250%	05/15/29	286	306,921
Dun & Bradstreet Corp. (The),
Sr. Sec’d. Notes, 144A
6.875%	08/15/26	102	109,616
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29	307	349,564
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50(a)	470	490,279
3.450%	08/08/36	982	1,188,884
3.500%	11/15/42	90	109,828
3.700%	08/08/46	875	1,101,425
MSCI, Inc.,
Gtd. Notes, 144A
4.000%	11/15/29	245	257,247
5.375%	05/15/27	145	154,186
Open Text Corp. (Canada),
Gtd. Notes, 144A
5.875%	06/01/26	125	130,029
Oracle Corp.,
Sr. Unsec’d. Notes
2.800%	04/01/27	714	783,503
3.600%	04/01/40	1,498	1,706,784
3.600%	04/01/50	1,075	1,200,934
3.850%	07/15/36	175	205,979
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27(a)	624	662,102
			8,924,789
Telecommunications — 2.2%
Altice France Holding SA (Luxembourg),
Gtd. Notes, 144A
6.000%	02/15/28	200	190,519
Sr. Sec’d. Notes, 144A
10.500%	05/15/27(a)	478	531,266
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	1,832	1,921,384
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32(a)	310	310,621
2.300%	06/01/27	215	225,593
2.750%	06/01/31(a)	630	662,857
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
3.100%	02/01/43	615	$596,799
3.300%	02/01/52	265	249,262
3.500%	06/01/41	805	847,051
3.800%	02/15/27	701	790,199
4.800%	06/15/44	174	207,319
Sr. Unsec’d. Notes, 144A
3.500%	09/15/53	279	269,626
3.650%	09/15/59	1,329	1,295,170
Bell Canada, Inc. (Canada),
Gtd. Notes
4.300%	07/29/49	234	285,765
CenturyLink, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	02/15/27	15	15,225
Sr. Unsec’d. Notes
5.625%	04/01/25	598	639,703
Sr. Unsec’d. Notes, 144A
5.125%	12/15/26(a)	1,174	1,202,290
Sr. Unsec’d. Notes, Series G
6.875%	01/15/28	58	65,151
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24	350	361,011
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25(a)	333	337,436
CommScope, Inc.,
Gtd. Notes, 144A
8.250%	03/01/27(a)	612	636,291
Sr. Sec’d. Notes, 144A
5.500%	03/01/24	115	117,951
6.000%	03/01/26	1,792	1,867,905
Corning, Inc.,
Sr. Unsec’d. Notes
3.900%	11/15/49	175	201,286
5.350%	11/15/48	50	67,652
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	261	308,827
Frontier Communications Corp.,
Sec’d. Notes
8.500%	04/01/26(d)	45	45,357
Sec’d. Notes, 144A
8.500%	04/01/26(d)	408	411,238
Sr. Sec’d. Notes, 144A
8.000%	04/01/27(d)	1,040	1,040,003
Sr. Unsec’d. Notes
6.875%	01/15/25(d)	142	54,194
7.625%	04/15/24(d)	49	19,484
11.000%	09/15/25(d)	165	69,487
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26	50	54,035
Sr. Sec’d. Notes
5.250%	08/01/26(a)	492	522,906

A48

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23(d)	948	$594,388
Gtd. Notes, 144A
8.500%	10/15/24(d)	673	433,996
9.750%	07/15/25(d)	448	292,818
Sr. Sec’d. Notes, 144A
8.000%	02/15/24(d)	554	562,713
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	01/15/24	290	292,663
5.375%	05/01/25	189	194,948
Gtd. Notes, 144A
4.625%	09/15/27(a)	1,465	1,504,668
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.700%	11/15/49(a)	390	436,141
SES SA (Luxembourg),
Gtd. Notes, 144A
3.600%	04/04/23	70	73,330
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	800	996,354
8.750%	03/15/32	1,893	2,771,511
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	280	322,054
7.250%	09/15/21	74	77,382
7.625%	02/15/25	2,813	3,304,779
7.625%	03/01/26	755	912,340
7.875%	09/15/23	578	662,884
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34	343	398,132
6.375%	11/15/33	983	1,173,798
Telefonica Emisiones SA (Spain),
Gtd. Notes
4.665%	03/06/38	150	171,443
4.895%	03/06/48	330	378,649
T-Mobile USA, Inc.,
Gtd. Notes
4.500%	02/01/26(a)	789	812,785
4.750%	02/01/28(a)	1,460	1,562,091
6.500%	01/15/26	565	589,980
Sr. Sec’d. Notes, 144A
2.050%	02/15/28(a)	1,355	1,386,470
2.550%	02/15/31(a)	475	490,913
3.300%	02/15/51	150	148,119
3.750%	04/15/27	1,107	1,239,110
3.875%	04/15/30(a)	214	244,184
4.375%	04/15/40	274	320,414
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33	140	180,588
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
1.237%(c)	03/16/22	60	$60,716
Sr. Unsec’d. Notes
3.150%	03/22/30	1,198	1,351,928
3.875%	02/08/29(a)	770	911,326
4.000%	03/22/50	164	201,404
4.016%	12/03/29	305	365,361
4.272%	01/15/36	1,355	1,667,549
4.500%	08/10/33	280	353,805
4.672%	03/15/55	60	83,037
4.862%	08/21/46	148	201,389
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.250%	09/17/50(a)	932	1,078,952
4.375%	02/19/43(a)	320	371,832
5.000%	05/30/38	144	179,143
Windstream Services LLC/Windstream Finance Corp.,
Sr. Sec’d. Notes, 144A
8.625%	10/31/25(d)	10	6,000
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	03/01/27	265	260,901
			46,043,851
Toys/Games/Hobbies — 0.1%
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27	5	5,383
6.750%	12/31/25	1,808	1,906,937
Sr. Unsec’d. Notes
3.150%	03/15/23	66	64,712
			1,977,032
Transportation — 0.3%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	02/15/51(a)	543	590,143
3.900%	08/01/46	565	684,988
4.400%	03/15/42	280	351,878
4.950%	09/15/41	125	166,614
CSX Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/27	324	365,174
3.350%	09/15/49	65	72,024
3.800%	11/01/46	185	214,763
3.800%	04/15/50	138	163,879
4.100%	03/15/44	330	394,812
4.750%	11/15/48	80	106,689
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50	794	839,646
3.950%	10/01/42	165	195,784
4.050%	08/15/52	70	85,731

A49

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.100%	09/15/67	155	$183,577
4.375%	09/10/38	210	258,906
Sr. Unsec’d. Notes, MTN
3.550%	08/15/39	1,145	1,307,302
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23(a)	234	239,082
6.750%	08/15/24	307	324,956
			6,545,948
Trucking & Leasing — 0.0%
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.950%
1.196%(c)	06/01/21	120	117,059
Sr. Unsec’d. Notes, 144A
5.500%	12/15/24	200	205,999
			323,058
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.450%	05/01/50	215	242,060

Total Corporate Bonds (cost $633,491,036)			640,386,528
Municipal Bonds — 0.1%
California — 0.0%
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	175	241,918
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	180	295,564
			537,482
New York — 0.1%
New York State Dormitory Authority,
Revenue Bonds, BABs
5.600%	03/15/40	150	212,835
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	265	339,510
Taxable, Revenue Bonds
5.647%	11/01/40	220	313,999
			866,344
Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.499%	02/15/50	150	249,815

Total Municipal Bonds (cost $1,224,476)			1,653,641
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities — 5.1%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 5A1
3.637%(cc)	09/25/35	39	$33,563
Alternative Loan Trust,
Series 2005-63, Class 1A1
3.356%(cc)	12/25/35	1,518	1,600,168
Series 2005-64CB, Class 1A15
5.500%	12/25/35	1,636	1,597,573
Series 2005-J06, Class 2A1
5.500%	07/25/25	7	6,421
Series 2005-J14, Class A3
5.500%	12/25/35	3,059	2,496,081
Series 2006-41CB, Class 2A13
5.750%	01/25/37	2,612	2,037,931
Series 2006-J02, Class A1, 1 Month LIBOR + 0.500% (Cap 6.000%, Floor 0.500%)
0.648%(c)	04/25/36	49	17,954
Series 2007-OA06, Class A1A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.288%(c)	06/25/37	1,232	1,099,427
American Home Mortgage Assets Trust,
Series 2006-02, Class 2A1, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
0.338%(c)	09/25/46	239	230,621
Angel Oak Mortgage Trust,
Series 2019-05, Class A3, 144A
2.921%(cc)	10/25/49	3,802	3,806,740
Series 2020-01, Class B1, 144A
3.764%(cc)	12/25/59	1,600	1,564,878
Angel Oak Mortgage Trust I LLC,
Series 2018-02, Class A2, 144A
3.776%(cc)	07/27/48	37	37,258
Series 2019-01, Class A2, 144A
4.022%(cc)	11/25/48	60	61,571
Series 2019-04, Class B2, 144A
5.664%(cc)	07/26/49	3,884	3,622,757
Antler Mortgage Trust,
Series 2018-RTL01, Class A1, 144A
4.335%	07/25/22	78	77,840
Arroyo Mortgage Trust,
Series 2018-01, Class A1, 144A
3.763%(cc)	04/25/48	143	145,866
Series 2019-01, Class A2, 144A
4.057%(cc)	01/25/49	165	170,173
Banc of America Alternative Loan Trust,
Series 2004-06, Class 4A1
5.000%	07/01/21	9	9,202
Banc of America Funding Trust,
Series 2005-01, Class 1A1
5.500%	02/25/35	141	145,338
Series 2005-07, Class 30PO, PO
0.880%(s)	11/25/35	20	18,114
Series 2005-B, Class 3M1, 1 Month LIBOR + 0.675% (Cap 11.000%, Floor 0.450%)
0.831%(c)	04/20/35	111	110,936
Series 2006-01, Class 2A1
5.500%	01/25/36	7	6,585

A50

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2006-D, Class 5A2
3.540%(cc)	05/20/36	8	$6,802
Series 2007-05, Class 4A1, 1 Month LIBOR + 0.370% (Cap 7.000%, Floor 0.370%)
0.518%(c)	07/25/37	3,630	2,338,369
Series 2014-R07, Class 1A1, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.298%(c)	05/26/36	63	60,667
Series 2014-R07, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.288%(c)	09/26/36	33	31,613
Series 2015-R04, Class 5A1, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.325%(c)	10/25/36	168	163,903
Banc of America Mortgage Trust,
Series 2004-D, Class 2A1
3.794%(cc)	05/25/34	1	1,118
Series 2004-D, Class 2A2
3.794%(cc)	05/25/34	9	8,945
Series 2007-03, Class 1A1
6.000%	09/25/37	62	61,875
BCAP LLC Trust,
Series 2007-AA02, Class 2A12
5.500%	04/25/37	1,305	949,823
Series 2009-RR10, Class 18A2, 144A
6.000%(cc)	03/26/37	870	713,733
Bear Stearns ARM Trust,
Series 2003-04, Class 3A1
3.127%(cc)	07/25/33	49	49,212
Series 2005-12, Class 22A1
2.596%(cc)	02/25/36	41	39,886
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC05, Class A1
5.750%	10/25/34	83	85,393
Bellemeade Re Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.448%(c)	03/25/29	165	164,808
Bunker Hill Loan Depositary Trust,
Series 2019-01, Class A2, 144A
3.817%	10/26/48	64	66,724
Citicorp Mortgage Securities Trust,
Series 2007-05, Class 1A9
6.000%	06/25/37	130	129,944
Citigroup Mortgage Loan Trust,
Series 2006-04, Class 1A1
5.500%	12/25/35	2	2,011
Series 2014-10, Class 1A1, 144A, 1 Month LIBOR + 0.135% (Cap N/A, Floor 0.135%)
0.310%(c)	11/25/36	103	95,985
Series 2014-10, Class 3A1, 144A
0.574%(cc)	07/25/36	112	108,583
Series 2014-10, Class 4A1, 144A
0.344%(cc)	02/25/37	172	163,467
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2014-11, Class 4A1, 144A, 1 Month LIBOR + 0.100% (Cap N/A, Floor 0.100%)
1.030%(c)	07/25/36	86	$82,221
Series 2014-12, Class 1A4, 144A, 1 Month LIBOR + 0.125% (Cap N/A, Floor 0.125%)
0.297%(c)	08/25/36	203	200,883
Series 2014-12, Class 2A4, 144A
3.335%(cc)	02/25/37	93	93,162
Series 2014-C, Class A, 144A
3.250%(cc)	02/25/54	42	42,120
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-01, Class 3A4
5.250%	09/25/33	31	31,829
Series 2005-02, Class 2A11
5.500%	05/25/35	92	95,267
COLT Mortgage Loan Trust,
Series 2020-01, Class A1, 144A
2.488%(cc)	02/25/50	322	325,063
Connecticut Avenue Securities Trust,
Series 2019-R01, Class 2M2, 144A, 1 Month LIBOR + 2.450% (Cap N/A, Floor 0.000%)
2.598%(c)	07/25/31	144	142,674
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.448%(c)	08/25/31	108	107,233
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
2.298%(c)	09/25/31	138	137,772
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.248%(c)	06/25/39	656	651,727
Series 2019-R05, Class 1M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.148%(c)	07/25/39	480	475,535
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.248%(c)	10/25/39	255	253,734
Series 2020-R01, Class 1M1, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.948%(c)	01/25/40	139	138,674
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.198%(c)	01/25/40	633	620,234
Series 2020-R02, Class 2M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.898%(c)	01/25/40	59	58,504
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-05, Class 2A9
5.250%	05/25/34	141	143,627
Series 2007-03, Class A16
6.000%	04/25/37	750	570,955
Series 2007-05, Class A6, 1 Month LIBOR + 0.350% (Cap 7.000%, Floor 0.350%)
0.498%(c)	05/25/37	18	8,721
Series 2007-09, Class A11
5.750%	07/25/37	1,143	880,182

A51

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2007-HYB01, Class 2A1
3.160%(cc)	03/25/37	1,342	$1,221,717
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-05, Class 1A1
5.000%	07/01/21	20	20,359
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates,
Series 2004-AR05, Class 7A2
3.510%(cc)	06/25/34	23	22,872
Series 2005-04, Class 2A9
5.500%	06/25/35	985	840,734
Credit Suisse Mortgage Trust,
Series 2011-12R, Class 3A1, 144A
2.675%(cc)	07/27/36	2	2,178
Series 2014-11R, Class 8A1, 144A, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.340%)
0.515%(c)	04/27/37	2	2,354
Credit Suisse Mortgage-Backed Trust,
Series 2006-04, Class 1A8, 1 Month LIBOR + 1.000% (Cap 6.000%, Floor 6.000%)
6.000%(c)	05/25/36	1,419	1,076,920
Deephaven Residential Mortgage Trust,
Series 2017-02A, Class A1, 144A
2.453%(cc)	06/25/47	20	19,942
Series 2018-02A, Class A2, 144A
3.530%(cc)	04/25/58	56	55,875
Series 2018-03A, Class A2, 144A
3.891%(cc)	08/25/58	33	33,088
Series 2018-03A, Class B2, 144A
5.913%(cc)	08/25/58	500	499,594
Series 2018-04A, Class A2, 144A
4.182%(cc)	10/25/58	67	66,931
Series 2019-02A, Class B1, 144A
4.722%(cc)	04/25/59	100	95,237
Series 2019-02A, Class M1, 144A
3.921%(cc)	04/25/59	525	527,335
Series 2019-03A, Class B1, 144A
4.258%(cc)	07/25/59	2,000	1,917,537
Series 2019-04A, Class B1, 144A
3.986%(cc)	10/25/59	134	130,800
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2006-AR02, Class 1A1, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.268%(c)	05/25/36	2,099	1,965,508
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-01, Class 1A1, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
0.648%(c)	02/25/35	17	15,824
Series 2005-01, Class 2A1
4.918%(cc)	02/01/21	3	3,241
Series 2006-AR01, Class 1A3, 1 Month LIBOR + 0.330% (Cap N/A, Floor 0.330%)
0.478%(c)	02/25/36	4,097	3,936,988
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.948%(c)	04/25/29	192	191,232
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2019-01, Class M2, 144A, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
3.448%(c)	04/25/29	780	$752,473
Fannie Mae Connecticut Avenue Securities,
Series 2017-C03, Class 1B1, 1 Month LIBOR + 4.850% (Cap N/A, Floor 0.000%)
4.998%(c)	10/25/29	2,500	2,493,737
Fannie Mae Grantor Trust,
Series 2001-T10, Class A1
7.000%	12/25/41	364	432,388
Series 2002-T01, Class A2
7.000%	11/25/31	192	234,426
Series 2002-T04, Class A2
7.000%	12/25/41	285	336,880
Series 2004-T01, Class 1A1
6.000%	01/25/44	196	229,167
Fannie Mae Interest Strips,
Series 293, Class 1, PO
0.951%(s)	12/25/24	52	51,022
Series 369, Class 12, IO
5.500%(cc)	05/25/36	249	48,276
Series 383, Class 60, IO
6.500%	10/25/37	67	11,558
Series 416, Class A300
3.000%	11/25/42	921	998,054
Series 417, Class C11, IO
2.500%	02/25/28	2,029	110,294
Fannie Mae REMIC Trust,
Series 1999-W04, Class A9
6.250%	02/25/29	151	170,353
Series 2001-W03, Class A
7.000%(cc)	09/25/41	194	216,012
Series 2002-W06, Class 2A1
7.000%(cc)	06/25/42	139	158,810
Series 2003-W10, Class 3A5
4.299%	06/25/43	741	820,213
Series 2004-W11, Class 1A1
6.000%	05/25/44	889	1,080,570
Series 2004-W12, Class 1A2
6.500%	07/25/44	436	513,238
Series 2005-W01, Class 1A2
6.500%	10/25/44	176	212,378
Series 2007-W07, Class 2A2, IO, 1 Month LIBOR x (1) + 6.530% (Cap 6.530%, Floor 0.000%)
6.382%(c)	07/25/37	11	1,819
Series 2007-W10, Class 2A
6.298%(cc)	08/25/47	111	127,855
Series 2009-W01, Class A
6.000%	12/25/49	228	263,776
Fannie Mae REMICS,
Series 1993-119, Class H
6.500%	07/25/23	44	46,413
Series 1993-136, Class ZB
6.000%(cc)	07/25/23	31	33,015
Series 1993-141, Class Z
7.000%	08/25/23	37	38,852

A52

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 1993-147, Class Z
7.000%	08/25/23	32	$33,751
Series 1994-29, Class Z
6.500%	02/25/24	63	67,552
Series 1996-04, Class SA, IO, 1 Month LIBOR x (1) + 8.500% (Cap 8.500%, Floor 0.000%)
8.352%(c)	02/25/24	15	1,643
Series 1997-33, Class PA
8.500%	06/18/27	134	152,703
Series 1997-57, Class PN
5.000%	09/18/27	73	79,960
Series 2001-16, Class Z
6.000%	05/25/31	103	116,358
Series 2001-81, Class HE
6.500%	01/25/32	170	200,971
Series 2002-14, Class A1
7.000%	01/25/42	620	734,830
Series 2002-26, Class A2
7.500%	01/25/48	274	336,429
Series 2002-82, Class PE
6.000%	12/25/32	171	201,408
Series 2002-86, Class PG
6.000%	12/25/32	404	482,280
Series 2002-90, Class A2
6.500%	11/25/42	150	175,123
Series 2003-18, Class A1
6.500%	12/25/42	221	268,436
Series 2003-21, Class OU
5.500%	03/25/33	54	63,153
Series 2003-24, Class MZ
5.500%	04/25/33	215	247,351
Series 2004-36, Class SA, 1 Month LIBOR x (2.75) + 19.525% (Cap 19.525%, Floor 0.000%)
19.118%(c)	05/25/34	49	74,980
Series 2004-45, Class ZL
6.000%	10/25/32	158	183,146
Series 2004-68, Class LC
5.000%	09/25/29	162	178,118
Series 2005-022, Class DA
5.500%	12/25/34	13	13,733
Series 2005-030, Class UG
5.000%	04/25/35	256	297,545
Series 2005-057, Class NK, 1 Month LIBOR x (4) + 22.000% (Cap 22.000%, Floor 0.000%)
21.407%(c)	07/25/35	45	74,438
Series 2005-084, Class XM
5.750%	10/25/35	43	48,796
Series 2005-087, Class QZ
5.000%	10/25/35	41	43,573
Series 2005-102, Class PG
5.000%	11/25/35	488	568,483
Series 2005-110, Class GL
5.500%	12/25/35	401	470,404
Series 2006-02, Class LY, 1 Month LIBOR x (16) + 96.000% (Cap 8.000%, Floor 0.000%)
8.000%(c)	12/25/35	16	17,299
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2006-09, Class KZ
6.000%	03/25/36	224	$261,373
Series 2006-20, Class IB, IO, 1 Month LIBOR x (1) + 6.590% (Cap 6.590%, Floor 0.000%)
6.442%(c)	04/25/36	195	37,242
Series 2006-23, Class NS, 1 Month LIBOR x (18) + 108.000% (Cap 9.000%, Floor 0.000%)
9.000%(c)	04/25/36	41	53,619
Series 2006-77, Class PC
6.500%	08/25/36	93	107,517
Series 2007-046, Class PA
6.000%	04/25/37	9	9,134
Series 2007-058, Class SV, IO, 1 Month LIBOR x (1) + 6.750% (Cap 6.750%, Floor 0.000%)
6.602%(c)	06/25/37	183	30,059
Series 2007-079, Class PE
5.000%	08/25/37	421	454,571
Series 2007-102, Class SA, IO, 1 Month LIBOR x (1) + 6.400% (Cap 6.400%, Floor 0.000%)
6.252%(c)	11/25/37	354	73,932
Series 2008-91, Class SI, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.852%(c)	03/25/38	254	33,187
Series 2009-015, Class SA, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.052%(c)	03/25/24	1	9
Series 2009-062, Class WA
5.573%(cc)	08/25/39	432	486,652
Series 2009-112, Class ST, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
6.102%(c)	01/25/40	367	78,212
Series 2009-112, Class SW, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
6.102%(c)	01/25/40	241	37,172
Series 2010-10, Class NT
5.000%	02/25/40	897	1,024,578
Series 2010-35, Class SB, IO, 1 Month LIBOR x (1) + 6.420% (Cap 6.420%, Floor 0.000%)
6.272%(c)	04/25/40	117	20,346
Series 2010-49, Class SC, 1 Month LIBOR x (2) + 12.660% (Cap 12.660%, Floor 0.000%)
12.364%(c)	03/25/40	74	100,122
Series 2010-64, Class DM
5.000%	06/25/40	87	98,658
Series 2011-22, Class MA
6.500%	04/25/38	32	31,980
Series 2011-39, Class ZA
6.000%	11/25/32	209	243,334
Series 2011-52, Class GB
5.000%	06/25/41	272	314,712
Series 2013-04, Class AJ
3.500%	02/25/43	542	605,891
Series 2013-083, Class CA
3.500%	10/25/37	62	62,016
Series 2013-096, Class YA
3.500%	09/25/38	674	699,641

A53

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2019-25, Class PA
3.000%	05/25/48	468	$503,490
Series G93-17, Class S, IO, 1 Month LIBOR x (1) + 9.000% (Cap 9.000%, Floor 0.000%)
8.852%(c)	04/25/23	47	3,521
Fannie Mae Trust,
Series 2003-W02, Class 2A9
5.900%	07/25/42	98	114,822
Series 2003-W03, Class 2A5
5.356%	06/25/42	224	258,905
Series 2003-W06, Class 1A41
5.398%	10/25/42	650	749,803
Series 2003-W06, Class 3A
6.500%	09/25/42	147	173,239
Series 2003-W12, Class 2A7
4.680%	06/25/43	185	205,306
Series 2004-W02, Class 2A2
7.000%	02/25/44	117	137,918
Series 2004-W02, Class 5A
7.500%	03/25/44	122	143,811
Series 2004-W08, Class 2A
6.500%	06/25/44	147	172,461
Series 2005-W04, Class 1A1
6.000%	08/25/45	90	104,348
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2016-HQA02, Class M3, 1 Month LIBOR + 5.150% (Cap N/A, Floor 0.000%)
5.298%(c)	11/25/28	677	697,114
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.898%(c)	02/25/50	34	33,724
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA02, Class M1, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.948%(c)	12/25/30	33	33,354
Series 2018-HQA02, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.898%(c)	10/25/48	34	34,230
Series 2018-HRP02, Class M3, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
2.548%(c)	02/25/47	960	915,871
Series 2019-HQA03, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
1.998%(c)	09/25/49	184	179,581
FHLMC Structured Pass-Through Securities,
Series T-58, Class 3A
7.000%	09/25/43	425	515,199
FHLMC-GNMA,
Series 24, Class ZE
6.250%	11/25/23	78	83,323
Freddie Mac REMICS,
Series 1621, Class J
6.400%	11/15/23	22	23,434
Series 1630, Class PK
6.000%	11/15/23	58	62,004
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 1675, Class KZ
6.500%	02/15/24	50	$54,945
Series 1680, Class PK
6.500%	02/15/24	53	56,712
Series 1695, Class EB
7.000%	03/15/24	72	76,864
Series 1980, Class Z
7.000%	07/15/27	165	189,324
Series 2353, Class KZ
6.500%	09/15/31	205	239,786
Series 2535, Class AW
5.500%	12/15/32	66	74,931
Series 2557, Class HL
5.300%	01/15/33	469	543,086
Series 2595, Class DC
5.000%	04/15/23	103	107,077
Series 2595, Class GC
5.500%	04/15/23	41	43,015
Series 2611, Class TM, 1 Month LIBOR x (10) + 65.000% (Cap 10.000%, Floor 0.000%)
10.000%(c)	05/15/33	21	26,319
Series 2626, Class JC
5.000%	06/15/23	268	278,092
Series 2643, Class SA, 1 Month LIBOR x (6.5) + 45.500% (Cap 45.500%, Floor 0.000%)
44.510%(c)	03/15/32	13	26,448
Series 2862, Class GB
5.000%	09/15/24	44	45,444
Series 2885, Class LZ
6.000%	11/15/34	1,157	1,365,165
Series 2893, Class PE
5.000%	11/15/34	239	274,185
Series 2922, Class SU, 1 Month LIBOR x (2) + 14.300% (Cap 14.300%, Floor 0.000%)
13.995%(c)	02/15/35	60	80,039
Series 2980, Class QA
6.000%	05/15/35	198	235,908
Series 2990, Class SR, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.498%(c)	03/15/35	331	39,710
Series 3005, Class ED
5.000%	07/15/25	129	137,049
Series 3017, Class OC, PO
0.400%(s)	08/15/25	20	20,073
Series 3126, Class AO, PO
1.576%(s)	03/15/36	58	54,460
Series 3187, Class Z
5.000%	07/15/36	382	435,800
Series 3201, Class IN, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
6.088%(c)	08/15/36	151	22,769
Series 3218, Class HS, IO, 1 Month LIBOR x (1) + 7.200% (Cap 7.200%, Floor 0.000%)
7.048%(c)	09/15/26	208	27,056
Series 3237, Class BO, PO
2.986%(s)	11/15/36	300	258,939

A54

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 3306, Class TB, 1 Month LIBOR + 2.750% (Cap 8.840%, Floor 0.000%)
2.902%(c)	04/15/37	19	$20,597
Series 3306, Class TC, 1 Month LIBOR + 2.210% (Cap 8.640%, Floor 0.000%)
2.362%(c)	04/15/37	17	17,779
Series 3385, Class SN, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.848%(c)	11/15/37	23	4,150
Series 3405, Class PE
5.000%	01/15/38	331	384,831
Series 3443, Class PT
6.500%	03/15/37	499	593,525
Series 3593, Class SL, IO, 1 Month LIBOR x (1) + 6.400% (Cap 6.400%, Floor 0.000%)
6.248%(c)	11/15/24	61	3,456
Series 3605, Class NC
5.500%	06/15/37	538	626,480
Series 3609, Class SA, IO, 1 Month LIBOR x (1) + 6.340% (Cap 6.340%, Floor 0.000%)
6.188%(c)	12/15/39	520	92,300
Series 3648, Class CY
4.500%	03/15/30	477	530,034
Series 3662, Class PJ
5.000%	04/15/40	453	521,594
Series 3677, Class PB
4.500%	05/15/40	562	613,361
Series 3688, Class GT
7.389%(cc)	11/15/46	106	126,594
Series 3739, Class MC
4.000%	11/15/38	1,117	1,157,473
Series 3740, Class SB, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.848%(c)	10/15/40	188	29,400
Series 3784, Class S, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.448%(c)	07/15/23	127	8,105
Series 3852, Class QN, 1 Month LIBOR x (3.618) + 27.211% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	158	176,624
Series 3852, Class TP, 1 Month LIBOR x (3.667) + 27.500% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	201	222,293
Series 3859, Class JB
5.000%	05/15/41	457	515,507
Series 4030, Class IL, IO
3.500%	04/15/27	1,112	69,132
Series 4182, Class ZD
3.500%	03/15/43	1,300	1,457,117
Series 4374, Class NC
3.750%	02/15/46	55	55,352
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	507	563,141
Series 304, Class C32, IO
3.000%	12/15/27	1,019	57,241
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
GCAT Trust,
Series 2019-NQM02, Class A3, 144A
3.162%	09/25/59	2,333	$2,366,513
Series 2019-NQM02, Class M1, 144A
3.306%(cc)	09/25/59	3,000	3,047,878
Series 2019-NQM03, Class A1, 144A
2.686%(cc)	11/25/59	274	279,485
Series 2020-NQM01, Class A1, 144A
2.247%	01/25/60	517	527,453
GMACM Mortgage Loan Trust,
Series 2003-J10, Class A1
4.750%	04/01/44	5	4,899
Series 2005-AR02, Class 2A
3.891%(cc)	05/25/35	543	530,176
Government National Mortgage Assoc.,
Series 2002-84, Class PH
6.000%	11/16/32	418	421,932
Series 2003-25, Class PZ
5.500%	04/20/33	283	304,980
Series 2003-58, Class PC
5.000%	07/20/33	779	857,804
Series 2003-86, Class ZC
4.500%	10/20/33	203	224,066
Series 2004-19, Class KE
5.000%	03/16/34	798	894,919
Series 2004-86, Class SP, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.944%(c)	09/20/34	347	34,216
Series 2004-88, Class ES, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.950%(c)	06/17/34	295	17,187
Series 2005-30, Class WD
6.000%	07/20/33	33	33,816
Series 2006-23, Class S, IO, 1 Month LIBOR x (1) + 6.500% (Cap 6.500%, Floor 0.000%)
6.344%(c)	01/20/36	15	105
Series 2006-26, Class S, IO, 1 Month LIBOR x (1) + 6.500% (Cap 6.500%, Floor 0.250%)
6.344%(c)	06/20/36	240	36,433
Series 2007-16, Class KU, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.494%(c)	04/20/37	318	57,316
Series 2007-24, Class SA, IO, 1 Month LIBOR x (1) + 6.510% (Cap 6.510%, Floor 0.000%)
6.354%(c)	05/20/37	739	144,595
Series 2007-35, Class TE
6.000%	06/20/37	631	734,421
Series 2007-58, Class SD, IO, 1 Month LIBOR x (1) + 6.490% (Cap 6.490%, Floor 0.000%)
6.334%(c)	10/20/37	473	86,936
Series 2007-59, Class SP, IO, 1 Month LIBOR x (1) + 6.670% (Cap 6.670%, Floor 0.000%)
6.514%(c)	04/20/37	94	2,966
Series 2008-47, Class ML
5.250%	06/16/38	678	780,355

A55

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2008-62, Class SA, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
5.994%(c)	07/20/38	187	$26,920
Series 2008-73, Class SK, IO, 1 Month LIBOR x (1) + 6.740% (Cap 6.740%, Floor 0.000%)
6.584%(c)	08/20/38	370	67,917
Series 2008-79, Class SA, IO, 1 Month LIBOR x (1) + 7.550% (Cap 7.550%, Floor 0.000%)
7.394%(c)	09/20/38	185	30,547
Series 2009-016, Class SJ, IO, 1 Month LIBOR x (1) + 6.800% (Cap 6.800%, Floor 0.000%)
6.644%(c)	05/20/37	472	72,723
Series 2009-036, Class IE, IO, 1 Month LIBOR x (3.333) + 20.667% (Cap 1.000%, Floor 0.000%)
1.000%(c)	09/20/38	937	19,967
Series 2009-065, Class LB
6.000%	07/16/39	50	56,919
Series 2009-077, Class CS, IO, 1 Month LIBOR x (1) + 7.000% (Cap 7.000%, Floor 0.000%)
6.848%(c)	06/16/38	194	10,167
Series 2009-081, Class A
5.750%	09/20/36	110	125,096
Series 2009-106, Class ST, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.844%(c)	02/20/38	375	66,517
Series 2009-106, Class XL, IO, 1 Month LIBOR x (1) + 6.750% (Cap 6.750%, Floor 0.000%)
6.594%(c)	06/20/37	266	51,265
Series 2009-127, Class IA, IO, 1 Month LIBOR x (1) + 6.450% (Cap 0.450%, Floor 0.000%)
0.450%(c)	09/20/38	1,524	15,964
Series 2010-014, Class AO, PO
0.392%(s)	12/20/32	2	1,628
Series 2010-031, Class SK, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.944%(c)	11/20/34	242	30,174
Series 2010-085, Class ID, IO
6.000%	09/20/39	210	30,034
Series 2010-129, Class AW
5.948%(cc)	04/20/37	631	727,585
Series 2010-157, Class OP, PO
1.286%(s)	12/20/40	285	271,080
Series 2011-75, Class GP
4.000%	05/20/41	1,224	1,334,488
Series 2013-H04, Class BA
1.650%	02/20/63	106	106,383
Series 2013-H05, Class FB, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.555%(c)	02/20/62	47	46,590
GSMSC Resecuritization Trust,
Series 2014-1R, Class 1A, 144A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.345%(c)	04/26/37	45	43,749
GSR Mortgage Loan Trust,
Series 2004-06F, Class 2A4
5.500%	05/25/34	71	74,016
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2004-11, Class 1A1
3.337%(cc)	09/25/34	48	$47,850
Series 2005-07F, Class 3A2, 1 Month LIBOR + 0.500% (Cap 6.000%, Floor 0.500%)
0.648%(c)	09/25/35	370	351,597
Series 2005-AR07, Class 6A1
3.350%(cc)	11/25/35	1,133	1,113,042
Series 2006-02F, Class 2A1
5.750%	02/25/36	15	15,082
Series 2006-03F, Class 2A7
5.750%	03/25/36	50	53,660
HarborView Mortgage Loan Trust,
Series 2004-09, Class 2A
3.443%(cc)	12/19/34	16	13,514
Series 2006-09, Class 2A1A, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.366%(c)	11/19/36	56	49,026
HomeBanc Mortgage Trust,
Series 2005-04, Class A1, 1 Month LIBOR + 0.270% (Cap 11.500%, Floor 0.270%)
0.418%(c)	10/25/35	67	67,165
Homeward Opportunities Fund I Trust,
Series 2018-01, Class A2, 144A
3.897%(cc)	06/25/48	66	66,065
Impac CMB Trust,
Series 2005-01, Class 2A1, 1 Month LIBOR + 0.510% (Cap 11.250%, Floor 0.255%)
0.658%(c)	04/25/35	127	120,806
JPMorgan Mortgage Trust,
Series 2004-S01, Class 3A1
5.500%	09/25/34	7	7,023
Series 2006-A02, Class 5A1
3.469%(cc)	11/25/33	18	18,112
Series 2006-A02, Class 5A3
3.469%(cc)	11/25/33	67	68,187
Series 2007-A01, Class 5A5
3.604%(cc)	07/25/35	44	42,992
JPMorgan Seasoned Mortgage Trust,
Series 2014-01, Class A2, 144A, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
0.648%(c)	05/25/33	114	111,353
Lehman Mortgage Trust,
Series 2006-04, Class 3A1
5.000%	08/25/21	2	2,343
MASTR Adjustable Rate Mortgages Trust,
Series 2004-08, Class 5A1
2.947%(cc)	08/25/34	22	22,618
Series 2004-13, Class 3A7
3.230%(cc)	11/21/34	62	62,923
Series 2004-15, Class 4A1
3.270%(cc)	12/25/34	452	427,003
MASTR Alternative Loan Trust,
Series 2003-05, Class 30B1
5.921%(cc)	08/25/33	829	845,814
Series 2003-08, Class 5A1
5.000%	09/01/37	—(r)	245

A56

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2004-01, Class 4A1
5.500%	02/25/34	62	$64,674
Series 2004-03, Class 2A1
6.250%	04/25/34	121	123,600
Series 2005-05, Class 3A1
5.750%	08/25/35	51	37,711
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	168	173,203
Series 2004-P07, Class A6, 144A
5.500%	12/27/33	22	21,614
Series 2006-03, Class 30PO, PO
0.940%(s)	10/25/36	84	69,099
Merrill Lynch Mortgage Investors Trust,
Series 2003-F, Class A1, 1 Month LIBOR + 0.640% (Cap 11.750%, Floor 0.320%)
0.788%(c)	10/25/28	189	185,226
Series 2004-B, Class A1, 1 Month LIBOR + 0.500% (Cap 11.750%, Floor 0.250%)
0.648%(c)	05/25/29	195	189,451
Series 2004-HB01, Class A3
2.608%(cc)	04/25/29	59	56,590
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-HYB01, Class A3
2.558%(cc)	03/25/33	115	113,806
Morgan Stanley Mortgage Loan Trust,
Series 2004-07AR, Class 2A6
2.924%(cc)	09/25/34	71	69,808
New Residential Mortgage Loan Trust,
Series 2018-NQM01, Class A2, 144A
4.087%(cc)	11/25/48	57	58,829
Nomura Resecuritization Trust,
Series 2015-02R, Class 4A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.391%(c)	12/26/36	35	34,402
PHH Mortgage Trust,
Series 2008-CIM02, Class 5A1
6.000%	07/25/38	16	17,260
Prime Mortgage Trust,
Series 2004-CL01, Class 1A1
6.000%	02/25/34	96	102,099
PRPM LLC,
Series 2019-01A, Class A1, 144A
4.500%	01/25/24	796	802,157
Residential Accredit Loans Trust,
Series 2003-QS16, Class A1
5.000%	04/01/55	2	841
Series 2006-QS04, Class A9
6.000%	04/25/36	892	863,501
Residential Asset Securitization Trust,
Series 2004-IP02, Class 1A1
3.704%(cc)	12/25/34	145	146,396
Series 2006-R01, Class A2, 1 Month LIBOR + 0.400% (Cap 7.500%, Floor 0.400%)
0.548%(c)	01/25/46	282	75,521
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Residential Mortgage Loan Trust,
Series 2019-01, Class A2, 144A
4.089%(cc)	10/25/58	103	$104,426
RFMSI Trust,
Series 2006-S09, Class A1
6.250%	09/25/36	47	45,875
Series 2007-SA04, Class 3A1
4.453%(cc)	10/25/37	166	139,382
Sequoia Mortgage Trust,
Series 2004-08, Class A2, 6 Month LIBOR + 0.740% (Cap 11.500%, Floor 0.370%)
1.055%(c)	09/20/34	125	122,009
Starwood Mortgage Residential Trust,
Series 2018-IMC01, Class A2, 144A
3.895%(cc)	03/25/48	75	75,614
Series 2018-IMC02, Class A2, 144A
4.223%(cc)	10/25/48	63	64,454
Series 2019-01, Class A1, 144A
2.941%(cc)	06/25/49	147	149,602
Series 2019-INV01, Class A3, 144A
2.916%(cc)	09/27/49	83	83,777
Series 2019-INV01, Class M1, 144A
3.056%(cc)	09/27/49	3,200	3,072,556
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-9XS, Class A, 1 Month LIBOR + 0.370% (Cap N/A, Floor 0.370%)
0.518%(c)	07/25/34	417	418,709
Structured Asset Mortgage Investments II Trust,
Series 2004-AR01, Class 1A1, 1 Month LIBOR + 0.700% (Cap 11.000%, Floor 0.350%)
0.856%(c)	03/19/34	367	356,476
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-220A, Class 3A
3.182%(cc)	06/25/33	17	17,453
Series 2003-26A, Class 3A5
2.621%(cc)	09/25/33	91	89,910
Thornburg Mortgage Securities Trust,
Series 2004-03, Class A, 1 Month LIBOR + 0.740% (Cap 11.000%, Floor 0.370%)
0.888%(c)	09/25/34	151	146,570
Series 2007-04, Class 3A1
2.510%(cc)	09/25/37	—(r)	119
Toorak Mortgage Corp. Ltd.,
Series 2018-01, Class A1, 144A
4.336%	08/25/21	91	91,844
Vendee Mortgage Trust,
Series 1996-02, Class 1Z
6.750%	06/15/26	98	111,079
Verus Securitization Trust,
Series 2018-02, Class A2, 144A
3.779%(cc)	06/01/58	47	47,208
Series 2018-03, Class A2, 144A
4.180%(cc)	10/25/58	69	69,443
Series 2018-INV02, Class A2, 144A
4.401%(cc)	10/25/58	92	92,999

A57

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2019-INV01, Class B1, 144A
4.991%	12/25/59	130	$121,677
Series 2019-INV01, Class M1, 144A
4.034%(cc)	12/25/59	230	233,306
Series 2019-INV02, Class B1, 144A
4.452%(cc)	07/25/59	100	91,972
Series 2020-01, Class B1, 144A
3.624%(cc)	01/25/60	100	87,353
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR08, Class 2AB2, 1 Month LIBOR + 0.840% (Cap 10.500%, Floor 0.420%)
0.988%(c)	07/25/45	1,593	1,544,593
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-AR04, Class A7
3.715%(cc)	05/25/33	143	142,286
Series 2003-S01, Class A5
5.500%	04/25/33	81	83,812
Series 2004-S03, Class 3A2
6.000%	07/25/34	155	159,025
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-07, Class 1A2, 1 Month LIBOR + 0.450% (Cap 9.500%, Floor 0.450%)
0.598%(c)	09/25/35	14	11,469

Total Residential Mortgage-Backed Securities (cost $107,822,126)			108,014,366
Sovereign Bonds — 0.1%
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.525%
0.750%(c)	06/25/22	200	200,474
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.575%
0.821%(c)	06/01/21	250	250,310
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.750%	01/11/28	645	693,445
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44(a)	302	330,573
Province of Quebec (Canada),
Unsec’d. Notes, MTN
6.350%	01/30/26	120	153,527

Total Sovereign Bonds (cost $1,514,392)			1,628,329
U.S. Government Agency Obligations — 1.5%
Federal Home Loan Mortgage Corp.
4.000%	01/01/32	352	387,890
4.000%	10/01/42	404	438,297
5.500%	01/01/33	48	54,816
5.500%	06/01/35	180	212,014
6.000%	09/01/35	90	106,605
6.000%	12/01/36	49	57,120
6.500%	05/01/25	25	25,041
6.500%	08/01/27	104	116,070
6.500%	01/01/29	42	45,287
6.500%	05/01/36	35	41,731
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.500%	09/01/36	22	$25,134
6.500%	05/01/37	78	89,130
7.000%	11/01/37	186	215,897
8.000%	02/01/38	91	100,854
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.135% (Cap 10.733%, Floor 2.135%)
3.255%(c)	10/01/36	34	35,453
Federal National Mortgage Assoc.
2.000%	TBA	800	827,000
2.410%	11/01/29	1,963	2,145,482
2.450%	09/01/28	462	505,391
2.520%	11/01/29	1,500	1,629,962
2.550%	10/01/30	1,245	1,384,134
2.680%	11/01/31	2,186	2,447,667
2.750%	03/01/22	205	210,222
2.840%	11/01/34	1,500	1,708,494
3.000%	07/01/49	975	1,031,741
3.250%	08/01/34	984	1,142,024
3.340%	11/01/30	670	777,782
3.500%	10/01/32	806	866,139
3.500%	11/01/32	586	630,061
4.000%	08/01/48	452	482,339
4.500%	04/01/44	943	1,052,999
5.000%	06/01/23	64	67,371
5.000%	07/01/25	121	127,342
5.000%	02/01/35	223	248,025
5.000%	10/01/39	413	475,520
5.000%	01/01/40	979	1,129,196
5.500%	09/01/23	13	13,639
5.500%	01/01/38	129	152,020
6.000%	08/01/21	11	11,113
6.000%	09/01/22	3	2,614
6.000%	01/01/24	63	65,293
6.000%	07/01/24	18	19,304
6.000%	04/01/28	61	67,698
6.000%	05/01/28	40	44,210
6.000%	12/01/32	244	285,429
6.000%	03/01/34	294	344,568
6.000%	04/01/34	31	34,041
6.000%	04/01/35	77	91,452
6.000%	01/01/36	19	21,797
6.000%	08/01/37	13	14,454
6.000%	08/01/37	87	102,598
6.500%	09/01/22	21	21,745
6.500%	12/01/23	30	32,098
6.500%	09/01/28	52	58,602
6.500%	07/01/36	17	19,880
6.500%	05/01/37	13	15,491
6.500%	07/01/37	23	26,133
6.500%	10/01/38	43	50,009
6.500%	10/01/38	61	69,725
8.000%	12/01/36	406	482,778
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.375% (Cap 10.750%, Floor 2.375%)
2.527%(c)	09/01/37	52	53,948
Government National Mortgage Assoc.
3.500%	TBA	1,200	1,263,984

A58

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	TBA	2,011	$2,118,856
5.000%	07/20/49	894	994,404
6.000%	08/15/36	1,191	1,421,658
6.000%	09/20/36	66	73,090
6.000%	05/20/38	6	6,475
6.000%	09/20/38	73	83,910
6.000%	03/20/41	19	20,654
6.500%	10/15/23	20	20,978
6.500%	01/15/33	104	125,135
6.500%	01/20/39	27	30,474
6.500%	10/20/39	114	129,850
6.500%	10/20/39	153	175,859
6.500%	12/20/40	392	453,231
7.000%	10/20/38	182	223,480
7.000%	12/20/38	67	78,250
7.500%	01/20/35	124	139,774
8.000%	05/20/32	394	450,957
Resolution Funding Corp. Interest Strips
0.689%(s)	10/15/27	235	217,393
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.875%	01/15/48	885	1,347,342

Total U.S. Government Agency Obligations (cost $30,023,485)			32,316,623
U.S. Treasury Obligations — 3.2%
U.S. Treasury Bonds
2.000%	02/15/50(a)	2,252	2,547,223
2.250%	08/15/46	2,562	3,025,562
2.250%	08/15/49	175	208,141
2.375%	11/15/49	650	793,609
2.875%	08/15/45	300	394,172
3.750%	11/15/43	385	571,905
4.375%	02/15/38	65	99,988
U.S. Treasury Notes
0.500%	03/15/23(a)	14,400	14,527,125
1.500%	02/15/30	30	32,358
1.750%	12/31/24	8,585	9,136,850
1.750%	12/31/26	160	173,375
2.000%	05/31/21	125	126,563
2.125%	01/31/21	5,500	5,536,523
2.250%	11/15/27	3,540	3,979,734
2.375%	12/31/20	45	45,250
2.500%	01/31/21(k)	25,935	26,139,644
2.625%	05/15/21	157	159,142
U.S. Treasury Strips Coupon
1.582%(s)	11/15/48	1,500	966,504

Total U.S. Treasury Obligations (cost $68,018,483)			68,463,668

Total Long-Term Investments (cost $1,770,520,187)			1,884,064,558

Shares
Short-Term Investments — 17.9%
Affiliated Mutual Funds — 17.9%
PGIM Core Ultra Short Bond Fund(w)	222,523,630	222,523,630
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $156,485,041; includes $156,450,386 of cash collateral for securities on loan)(b)(w)	156,506,002	$156,474,701

Total Affiliated Mutual Funds (cost $379,008,671)		378,998,331

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(k)(n) — 0.0%
U.S. Treasury Bills
0.109%	10/15/20	245	244,992
0.118%	03/11/21	460	459,801

Total U.S. Treasury Obligations (cost $704,748)				704,793

Total Short-Term Investments (cost $379,713,419)				379,703,124

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—106.6% (cost $2,150,233,606)				2,263,767,682

	Shares
Securities Sold Short — (0.8)%
Common Stocks — (0.8)%
Automobiles — (0.1)%
General Motors Co.	24,533	(725,932)
Harley-Davidson, Inc.	50,602	(1,241,773)
		(1,967,705)
Beverages — (0.1)%
Coca-Cola Co. (The)	4,366	(215,549)
Molson Coors Beverage Co. (Class B Stock)	24,430	(819,871)
		(1,035,420)
Biotechnology — (0.1)%
Immunomedics, Inc.*	15,065	(1,280,977)
Momenta Pharmaceuticals, Inc.*	26,945	(1,414,073)
		(2,695,050)
Capital Markets — (0.0)%
Franklin Resources, Inc.	20,319	(413,492)
Commercial Services & Supplies — (0.1)%
Advanced Disposal Services, Inc.*	85,983	(2,599,266)
Communications Equipment — (0.1)%
Acacia Communications, Inc.*	29,755	(2,005,487)
Electric Utilities — (0.1)%
Duke Energy Corp.	4,392	(388,955)
Exelon Corp.	19,538	(698,679)
Pinnacle West Capital Corp.	4,483	(334,208)
		(1,421,842)

A59

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services — (0.1)%
Halliburton Co.	50,931	$(613,719)
Schlumberger NV	39,506	(614,713)
		(1,228,432)
Equity Real Estate Investment Trusts (REITs) — (0.0)%
Host Hotels & Resorts, Inc.,	10,215	(110,220)
Industrial Conglomerates — (0.0)%
General Electric Co.	71,263	(443,968)
Insurance — (0.0)%
National General Holdings Corp.	4,000	(135,000)
IT Services — (0.0)%
Western Union Co. (The)	11,918	(255,403)
Media — (0.1)%
Sirius XM Holdings, Inc.	320,675	(1,718,818)
Multi-Utilities — (0.0)%
Consolidated Edison, Inc.	7,018	(546,000)

Total Common Stocks (proceeds received $16,852,990)		(16,576,103)

Exchange-Traded Funds — (0.0)%
iShares Russell 1000 Value ETF	3,644	(430,466)
iShares Russell 2000 ETF	5,724	(857,398)

Total Exchange-Traded Funds (proceeds received $1,272,855)		(1,287,864)

Total Securities Sold Short (proceeds received $18,125,845)		(17,863,967)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—105.8% (cost $2,132,107,761)		2,245,903,715

Liabilities in excess of other assets(z) — (5.8)%		(122,360,102)

Net Assets — 100.0%		$2,123,543,613

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ABS	Asset-Backed Security
ABX	Asset-Backed Securities Index
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
BABs	Build America Bonds
BATS	Chi-X Europe Stock Exchange
CDX	Credit Derivative Index
CMBX	Commercial Mortgage-Backed Index
CVR	Contingent Value Rights
CVT	Convertible Security
DIP	Debtor-In-Possession
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
IO	Interest Only (Principal amount represents notional)
iTraxx	International Credit Derivative Index
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PO	Principal Only
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RTS	Russian Trading System
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
STOXX	Stock Index of the Eurozone
Strips	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
XBRN	Berne Stock Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,974,996 and 0.1% of net assets.

A60

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $153,360,012; cash collateral of $156,450,386 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Interest rate not available as of September 30, 2020.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(ss)	Represents zero coupon bond.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	10/19/20	(800)		$(831,250)
Federal National Mortgage Assoc.	4.000%	TBA	11/12/20	(1,202)		(1,283,135)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $2,114,791)						$(2,114,385)

Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
132	2 Year U.S. Treasury Notes	Dec. 2020	$29,166,844	$12,868
222	10 Year U.S. Treasury Notes	Dec. 2020	30,975,937	83,412
96	20 Year U.S. Treasury Bonds	Dec. 2020	16,923,000	26,794
218	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	48,355,125	(298,237)
243	DJ US Real Estate Index	Dec. 2020	7,618,050	(196,651)
545	Euro STOXX 50 Index	Dec. 2020	20,409,189	(674,173)
231	Mini MSCI EAFE Index	Dec. 2020	21,404,460	(530,278)
750	Mini MSCI Emerging Markets Index	Dec. 2020	40,818,750	(491,678)
227	Russell 2000 E-Mini Index	Dec. 2020	17,074,940	169,789
354	S&P 500 E-Mini Index	Dec. 2020	59,330,400	503,731
				(1,394,423)
Short Positions:
28	5 Year U.S. Treasury Notes	Dec. 2020	3,528,875	(2,191)
6	10 Year U.S. Treasury Notes	Dec. 2020	837,188	(3,055)
201	10 Year U.S. Ultra Treasury Notes	Dec. 2020	32,144,298	(102,507)
278	FTSE 100 Index	Dec. 2020	20,954,471	603,201
1,510	MSCI Europe Index	Dec. 2020	37,674,101	1,093,930
				1,589,378
				$194,955
A61

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/29/20	Barclays Bank PLC	AUD	2,569	$1,835,591	$1,840,135	$4,544	$—
Expiring 10/29/20	Merrill Lynch International	AUD	3,755	2,659,563	2,689,840	30,277	—
British Pound,
Expiring 10/02/20	Royal Bank of Canada	GBP	1,407	1,791,360	1,815,060	23,700	—
Expiring 10/29/20	Citibank, N.A.	GBP	6,748	8,594,764	8,708,735	113,971	—
Expiring 10/29/20	Citibank, N.A.	GBP	1,979	2,592,634	2,554,075	—	(38,559)
Expiring 10/29/20	Citibank, N.A.	GBP	299	392,381	386,446	—	(5,935)
Expiring 10/29/20	Citibank, N.A.	GBP	199	260,911	256,313	—	(4,598)
Expiring 10/29/20	Merrill Lynch International	GBP	127	166,302	164,013	—	(2,289)
Expiring 10/29/20	Merrill Lynch International	GBP	120	152,793	154,718	1,925	—
Expiring 10/29/20	State Street Bank & Trust Company	GBP	823	1,037,026	1,062,675	25,649	—
Expiring 10/29/20	State Street Bank & Trust Company	GBP	351	455,896	452,902	—	(2,994)
Expiring 10/29/20	The Toronto-Dominion Bank	GBP	166	222,456	213,878	—	(8,578)
Canadian Dollar,
Expiring 10/29/20	Barclays Bank PLC	CAD	2,840	2,118,735	2,133,226	14,491	—
Expiring 10/29/20	The Toronto-Dominion Bank	CAD	6,281	4,677,216	4,717,516	40,300	—
Danish Krone,
Expiring 10/29/20	The Toronto-Dominion Bank	DKK	5,019	786,406	790,849	4,443	—
Euro,
Expiring 10/02/20	Royal Bank of Canada	EUR	9,698	11,301,499	11,370,553	69,054	—
Expiring 10/29/20	Barclays Bank PLC	EUR	5,007	5,908,989	5,873,487	—	(35,502)
Expiring 10/29/20	Citibank, N.A.	EUR	1,266	1,486,798	1,484,961	—	(1,837)
Expiring 10/29/20	Merrill Lynch International	EUR	742	888,969	870,148	—	(18,821)
Expiring 10/29/20	Merrill Lynch International	EUR	269	319,445	315,987	—	(3,458)
Expiring 10/29/20	Merrill Lynch International	EUR	256	301,845	300,648	—	(1,197)
Expiring 10/29/20	Royal Bank of Canada	EUR	258	306,010	303,110	—	(2,900)
Expiring 10/29/20	Royal Bank of Canada	EUR	175	204,461	205,366	905	—
Expiring 10/29/20	State Street Bank & Trust Company	EUR	322	374,797	377,403	2,606	—
Expiring 10/29/20	State Street Bank & Trust Company	EUR	80	94,898	93,849	—	(1,049)
Expiring 10/29/20	The Toronto-Dominion Bank	EUR	228	266,744	267,445	701	—
Hong Kong Dollar,
Expiring 10/05/20	Royal Bank of Canada	HKD	18,178	2,345,462	2,345,553	91	—
Expiring 10/06/20	State Street Bank & Trust Company	HKD	4,503	581,029	581,030	1	—
Expiring 10/29/20	State Street Bank & Trust Company	HKD	11,593	1,495,391	1,495,747	356	—
Japanese Yen,
Expiring 10/02/20	Citibank, N.A.	JPY	139,005	1,320,069	1,318,051	—	(2,018)
Expiring 10/29/20	Citibank, N.A.	JPY	142,219	1,347,477	1,348,927	1,450	—
Expiring 10/29/20	Citibank, N.A.	JPY	32,674	309,193	309,907	714	—
Expiring 10/29/20	Merrill Lynch International	JPY	985,966	9,285,860	9,351,727	65,867	—
Expiring 10/29/20	Merrill Lynch International	JPY	132,103	1,250,619	1,252,973	2,354	—
Expiring 10/29/20	Royal Bank of Canada	JPY	462,044	4,366,979	4,382,414	15,435	—
Swedish Krona,
Expiring 10/29/20	Citibank, N.A.	SEK	2,475	272,761	276,441	3,680	—
Expiring 10/29/20	Merrill Lynch International	SEK	1,794	202,667	200,421	—	(2,246)
Swiss Franc,
Expiring 10/02/20	Royal Bank of Canada	CHF	1,453	1,571,436	1,577,342	5,906	—
Expiring 10/29/20	Citibank, N.A.	CHF	2,125	2,332,155	2,309,343	—	(22,812)
Expiring 10/29/20	Merrill Lynch International	CHF	588	636,609	638,529	1,920	—
Expiring 10/29/20	State Street Bank & Trust Company	CHF	252	277,359	274,260	—	(3,099)
Expiring 10/29/20	State Street Bank & Trust Company	CHF	160	172,724	173,383	659	—
				$76,966,279	$77,239,386	430,999	(157,892)

A62

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/20	Citibank, N.A.	GBP	1,407	$1,851,612	$1,815,060	$36,552	$—
Expiring 10/29/20	Citibank, N.A.	GBP	120	150,239	154,718	—	(4,479)
Expiring 10/29/20	State Street Bank & Trust Company	GBP	1,861	2,436,206	2,402,209	33,997	—
Expiring 10/29/20	State Street Bank & Trust Company	GBP	682	891,424	879,871	11,553	—
Expiring 10/29/20	State Street Bank & Trust Company	GBP	386	505,684	498,684	7,000	—
Expiring 11/03/20	Royal Bank of Canada	GBP	1,407	1,791,621	1,815,363	—	(23,742)
Danish Krone,
Expiring 10/29/20	Merrill Lynch International	DKK	14,027	2,192,993	2,210,152	—	(17,159)
Expiring 10/29/20	Merrill Lynch International	DKK	7,874	1,245,690	1,240,659	5,031	—
Expiring 10/29/20	State Street Bank & Trust Company	DKK	2,076	324,931	327,037	—	(2,106)
Euro,
Expiring 10/02/20	The Toronto-Dominion Bank	EUR	9,698	11,472,828	11,370,552	102,276	—
Expiring 10/29/20	Barclays Bank PLC	EUR	958	1,131,585	1,123,899	7,686	—
Expiring 10/29/20	Citibank, N.A.	EUR	574	668,579	672,865	—	(4,286)
Expiring 10/29/20	Merrill Lynch International	EUR	7,202	8,380,078	8,448,606	—	(68,528)
Expiring 10/29/20	Merrill Lynch International	EUR	988	1,174,401	1,159,007	15,394	—
Expiring 10/29/20	Royal Bank of Canada	EUR	246	292,230	288,873	3,357	—
Expiring 10/29/20	State Street Bank & Trust Company	EUR	35,838	41,787,645	42,043,661	—	(256,016)
Expiring 10/29/20	State Street Bank & Trust Company	EUR	7,237	8,525,063	8,489,770	35,293	—
Expiring 10/29/20	State Street Bank & Trust Company	EUR	477	558,209	559,555	—	(1,346)
Expiring 10/29/20	The Toronto-Dominion Bank	EUR	225	266,452	264,410	2,042	—
Expiring 11/03/20	Royal Bank of Canada	EUR	9,698	11,308,918	11,378,062	—	(69,144)
Hong Kong Dollar,
Expiring 10/05/20	State Street Bank & Trust Company	HKD	543	70,068	70,068	—	—
Expiring 10/05/20	The Toronto-Dominion Bank	HKD	18,178	2,345,233	2,345,553	—	(320)
Expiring 11/03/20	Royal Bank of Canada	HKD	18,178	2,344,816	2,345,218	—	(402)
Japanese Yen,
Expiring 10/02/20	Citibank, N.A.	JPY	139,005	1,309,385	1,318,051	—	(8,666)
Expiring 10/29/20	Royal Bank of Canada	JPY	113,737	1,076,766	1,078,778	—	(2,012)
Expiring 10/29/20	Royal Bank of Canada	JPY	100,993	957,164	957,904	—	(740)
Expiring 11/04/20	Citibank, N.A.	JPY	139,005	1,320,544	1,318,531	2,013	—
Norwegian Krone,
Expiring 10/29/20	State Street Bank & Trust Company	NOK	749	78,165	80,272	—	(2,107)
Swedish Krona,
Expiring 10/29/20	Royal Bank of Canada	SEK	208	22,869	23,281	—	(412)
Expiring 10/29/20	State Street Bank & Trust Company	SEK	7,834	893,984	874,960	19,024	—
Expiring 10/29/20	State Street Bank & Trust Company	SEK	3,616	415,689	403,863	11,826	—
Expiring 10/29/20	State Street Bank & Trust Company	SEK	1,415	158,617	158,066	551	—
Expiring 10/29/20	State Street Bank & Trust Company	SEK	851	94,206	95,094	—	(888)
Expiring 10/29/20	The Toronto-Dominion Bank	SEK	4,537	518,324	506,769	11,555	—
Swiss Franc,
Expiring 10/02/20	Citibank, N.A.	CHF	1,453	1,600,490	1,577,342	23,148	—
Expiring 10/29/20	Royal Bank of Canada	CHF	296	320,535	321,453	—	(918)
Expiring 10/29/20	Royal Bank of Canada	CHF	215	235,820	233,165	2,655	—
Expiring 10/29/20	State Street Bank & Trust Company	CHF	1,364	1,491,948	1,482,644	9,304	—
Expiring 10/29/20	State Street Bank & Trust Company	CHF	662	730,050	719,552	10,498	—
Expiring 10/29/20	State Street Bank & Trust Company	CHF	567	616,436	615,676	760	—
Expiring 10/29/20	State Street Bank & Trust Company	CHF	230	249,511	249,782	—	(271)
Expiring 11/03/20	Royal Bank of Canada	CHF	1,453	1,572,838	1,578,766	—	(5,928)
				$115,379,846	$115,497,801	351,515	(469,470)
						$782,514	$(627,362)
A63

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Cross currency exchange contracts outstanding at September 30, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/29/20	Buy	EUR	310	GBP	281	$673	$—	Citibank, N.A.
Credit default swap agreements outstanding at September 30, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.EM.34	12/20/25	1.000%(Q)		1,000	$65,226	$63,338	$(1,888)
CDX.NA.HY.34.V1	06/20/25	5.000%(Q)		138	840	(7,083)	(7,923)
CDX.NA.HY.34.V1	06/20/25	5.000%(Q)		120	(228)	(6,139)	(5,911)
CDX.NA.IG.34	06/20/25	1.000%(Q)		1,140	(1,416)	(8,390)	(6,974)
iTraxx.EUR.34.V1	12/20/25	1.000%(Q)	EUR	3,000	(70,188)	(75,955)	(5,767)
					$(5,766)	$(34,229)	$(28,463)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
ABX.6.V2	05/25/46	0.110%(Q)	190	$7,469	$—	$7,469	Barclays Bank PLC
ABX.6.V2	05/25/46	0.110%(Q)	170	6,683	—	6,683	Credit Suisse International
ABX.6.V2	05/25/46	0.110%(Q)	150	5,896	—	5,896	Bank of America, N.A.
ABX.6.V2	05/25/46	0.110%(Q)	90	3,538	—	3,538	Credit Suisse International
ABX.6.V2	05/25/46	0.110%(M)	70	2,752	—	2,752	Bank of America, N.A.
CDX.IOS.10.V1	01/12/41	5.000%(S)	580	(899)	—	(899)	Citibank, N.A.
CDX.IOS.10.V1	01/12/41	5.000%(S)	580	(899)	—	(899)	Citibank, N.A.
CDX.IOS.11.V1	01/12/42	4.000%(M)	490	220	—	220	Bank of America, N.A.
CDX.IOS.11.V1	01/12/42	4.000%(M)	450	(473)	—	(473)	Bank of America, N.A.
CDX.IOS.11.V1	01/12/42	4.000%(M)	440	(463)	—	(463)	Citibank, N.A.
CDX.IOS.11.V1	01/12/42	4.000%(S)	440	(463)	—	(463)	Citibank, N.A.
CMBX.NA.AA.6.V1	05/11/63	2.000%(M)	90	11,494	—	11,494	Barclays Bank PLC
CMBX.NA.AA.6.V1	05/11/63	2.000%(Q)	90	11,494	—	11,494	Citibank, N.A.
CMBX.NA.AA.6.V1	05/11/63	2.000%(Q)	90	11,494	—	11,494	Goldman Sachs International (London)
CMBX.NA.AA.6.V1	05/11/63	2.000%(M)	90	11,494	—	11,494	Goldman Sachs International (London)
CMBX.NA.AA.6.V1	05/11/63	2.000%(Q)	90	11,494	—	11,494	Morgan Stanley Capital Services, LLC
CMBX.NA.BBB.4.V1	02/17/51	5.000%(M)	350	(231)	—	(231)	Citibank, N.A.
				$80,600	$—	$80,600
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the
A64

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at September 30, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
3I Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 157	$4,981	$—	$4,981
AIB Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/20	EUR 234	(52,454)	—	(52,454)
AstraZeneca PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 225	6,373	—	6,373
Bank of Ireland Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/20	EUR 283	(72,370)	—	(72,370)
Barratt Developments PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 79	(7,806)	—	(7,806)
BHP GROUP PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 489	(17,565)	—	(17,565)
Boohoo Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 306	(3,793)	—	(3,793)
Centrica PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 364	(59,361)	—	(59,361)
Computacenter PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 210	7,306	—	7,306
Dunelm Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 219	(15,604)	—	(15,604)
Ferguson PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 226	(720)	—	(720)
G4S PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 174	92,929	—	92,929
Games Workshop Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 153	33,762	—	33,762
Hikma Pharmaceuticals PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 322	6,431	—	6,431
Informa PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 175	(14,221)	—	(14,221)
Intermediate Capital Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 235	(21,046)	—	(21,046)
Kingfisher PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 181	19,824	—	19,824
M&G PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 133	299	—	299
National Express Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 165	43,611	—	43,611
Next PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 411	12,582	—	12,582
Persimmon PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 360	(14,467)	—	(14,467)
Pets At Home Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 108	17,080	—	17,080
A65

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Prudential PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 273	$(16,092)	$—	$(16,092)
Reckitt Benckiser Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 367	20,572	—	20,572
Rio Tinto PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 488	(3,617)	—	(3,617)
Segro PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 343	2,943	—	2,943
Smurfit Kappa Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/20	EUR 194	20,766	—	20,766
Spirent Communications PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 245	19,432	—	19,432
The Berkeley Group Holdings(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 248	(17,047)	—	(17,047)
					$(7,272)	$—	$(7,272)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A66